UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23117
JPMorgan Trust IV
(Exact name of registrant as specified in charter)

277 Park Avenue
New York, NY 10172
(Address of principal executive offices) (Zip code)

Gregory S. Samuels
277 Park Avenue
New York, NY 10172
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(800) 480-4111
Date of fiscal year end:
October 31
Date of reporting period:
October 31, 2024

Item 1. Report to Stockholders.
a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).
b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not Applicable. Notices do not incorporate disclosures from the shareholder reports.

ANNUAL SHAREHOLDER REPORT | October 31, 2024 (Unaudited)
JPMorgan Emerging Markets Research Enhanced Equity Fund

Class I Shares/Ticker: EMREX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Emerging Markets Research Enhanced Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Emerging Markets Research Enhanced Equity Fund (Class I Shares)	$50	0.45%
How did the Fund Perform?
The JPMorgan Emerging Markets Research Enhanced Equity Fund's Class I Shares returned 22.07% for the year ended October 31, 2024. The MSCI Emerging Markets Index (net total return) (the "Index") returned 25.32% for the year ended October 31, 2024.
  The Fund's holdings in China detracted from performance relative to the Index.
  Stock selection in India also detracted from performance relative to the Index.
  The Fund's stock selection in Taiwan contributed to performance relative to the Index.
  Stock selection in the United Arab Emirates also aided performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan Emerging Markets Research Enhanced Equity Fund (Class I Shares)	January 30, 2019	22.07%	2.97%	4.58%
MSCI Emerging Markets Index (net total return)		25.32	3.93	5.13
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class I Shares prior to its inception date are based on the performance of Class R6 Shares. The actual returns of Class I Shares would have been lower than those shown because Class I Shares have higher expenses than Class R6 Shares.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Emerging Markets Research Enhanced Equity Fund and the MSCI Emerging Markets Index (net total return) from December 11, 2018 to October 31, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI Emerging Markets Index (net total return) does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The MSCI Emerging Markets Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of large- and mid- cap stocks in emerging markets. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, noninfringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets (000's)	$2,186,522
Total number of portfolio holdings	396
Portfolio turnover rate	40%
Total advisory fees paid (000's)	$4,202
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
EMREX-1024
ANNUAL SHAREHOLDER REPORT | October 31, 2024 (Unaudited)
JPMorgan Emerging Markets Research Enhanced Equity Fund

Class R6 Shares/Ticker: EMRSX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Emerging Markets Research Enhanced Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Emerging Markets Research Enhanced Equity Fund (Class R6 Shares)	$39	0.35%
How did the Fund Perform?
The JPMorgan Emerging Markets Research Enhanced Equity Fund's Class R6 Shares returned 22.17% for the year ended October 31, 2024. The MSCI Emerging Markets Index (net total return) (the "Index") returned 25.32% for the year ended October 31, 2024.
  The Fund's holdings in China detracted from performance relative to the Index.
  Stock selection in India also detracted from performance relative to the Index.
  The Fund's stock selection in Taiwan contributed to performance relative to the Index.
  Stock selection in the United Arab Emirates also aided performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan Emerging Markets Research Enhanced Equity Fund (Class R6 Shares)	December 11, 2018	22.17%	3.07%	4.69%
MSCI Emerging Markets Index (net total return)		25.32	3.93	5.13
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $5,000,000 invested in Class R6 Shares of the JPMorgan Emerging Markets Research Enhanced Equity Fund and the MSCI Emerging Markets Index (net total return) from December 11, 2018 to October 31, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI Emerging Markets Index (net total return) does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The MSCI Emerging Markets Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of large- and mid- cap stocks in emerging markets. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, noninfringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets (000's)	$2,186,522
Total number of portfolio holdings	396
Portfolio turnover rate	40%
Total advisory fees paid (000's)	$4,202
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
EMRSX-1024
ANNUAL SHAREHOLDER REPORT | October 31, 2024 (Unaudited)
JPMorgan International Hedged Equity Fund

Class A Shares/Ticker: JIHAX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan International Hedged Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan International Hedged Equity Fund (Class A Shares)	$91	0.85%
How did the Fund Perform?
The JPMorgan International Hedged Equity Fund's Class A Shares, without a sales charge, returned 14.84% for the year ended October 31, 2024. The MSCI EAFE Index (net total return) (the "Index") returned 22.97% and the ICE BofA 3-Month US Treasury Bill Index returned 5.39% for the year ended October 31, 2024.
  The Fund’s security selection in the consumer staples and technology-software sectors detracted from performance relative to the Index.
  The Fund’s security selection in the basic industries and consumer cyclical & services sectors contributed to performance relative to the Index.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan International Hedged Equity Fund (Class A Shares)	March 15, 2019	8.84%	2.39%	2.81%
JPMorgan International Hedged Equity Fund (Class A Shares) - excluding sales charge		14.84	3.50	3.79
MSCI EAFE Index (net total return)		22.97	6.24	6.59
ICE BofA 3-Month US Treasury Bill Index		5.39	2.37	2.37
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan International Hedged Equity Fund, the MSCI EAFE Index (net total return) and the ICE BofA 3-Month US Treasury Bill Index from March 15, 2019 to October 31, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the MSCI EAFE Index (net total return) does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The performance of the ICE BofA 3-Month US Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmarks, if applicable. The MSCI EAFE Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of large- and midcap stocks in developed markets, excluding the U.S. and Canada. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. The ICE BofA 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the ICE BofA 3-Month US Treasury Bill Index, a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, noninfringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Source ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.

KEY FUND STATISTICS
Fund net assets (000's)	$183,031
Total number of portfolio holdings	203
Portfolio turnover rate	27%
Total advisory fees paid (000's)	$178
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Material changes to the Fund during the period
At a meeting held on November 19-21, 2024, the Fund’s Board of Trustees agreed to consider the reorganization (the “Reorganization”) of the Fund into a newly created exchange-traded fund, JPMorgan International Hedged Equity Laddered Overlay ETF. If approved at a meeting in February 2025, the Reorganization is expected to occur as of the close of business on or about July 11, 2025.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JIHAX-1024
ANNUAL SHAREHOLDER REPORT | October 31, 2024 (Unaudited)
JPMorgan International Hedged Equity Fund

Class C Shares/Ticker: JIHCX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan International Hedged Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan International Hedged Equity Fund (Class C Shares)	$144	1.35%
How did the Fund Perform?
The JPMorgan International Hedged Equity Fund's Class C Shares, without a sales charge, returned 14.25% for the year ended October 31, 2024. The MSCI EAFE Index (net total return) (the "Index") returned 22.97% and the ICE BofA 3-Month US Treasury Bill Index returned 5.39% for the year ended October 31, 2024.
  The Fund’s security selection in the consumer staples and technology-software sectors detracted from performance relative to the Index.
  The Fund’s security selection in the basic industries and consumer cyclical & services sectors contributed to performance relative to the Index.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan International Hedged Equity Fund (Class C Shares)	March 15, 2019	13.25%	2.97%	3.27%
JPMorgan International Hedged Equity Fund (Class C Shares) - excluding sales charge		14.25	2.97	3.27
MSCI EAFE Index (net total return)		22.97	6.24	6.59
ICE BofA 3-Month US Treasury Bill Index		5.39	2.37	2.37
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class C Shares of the JPMorgan International Hedged Equity Fund, the MSCI EAFE Index (net total return) and the ICE BofA 3-Month US Treasury Bill Index from March 15, 2019 to October 31, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI EAFE Index (net total return) does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The performance of the ICE BofA 3-Month US Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmarks, if applicable. The MSCI EAFE Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of large- and midcap stocks in developed markets, excluding the U.S. and Canada. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. The ICE BofA 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the ICE BofA 3-Month US Treasury Bill Index, a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, noninfringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Source ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.

KEY FUND STATISTICS
Fund net assets (000's)	$183,031
Total number of portfolio holdings	203
Portfolio turnover rate	27%
Total advisory fees paid (000's)	$178
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Material changes to the Fund during the period
At a meeting held on November 19-21, 2024, the Fund’s Board of Trustees agreed to consider the reorganization (the “Reorganization”) of the Fund into a newly created exchange-traded fund, JPMorgan International Hedged Equity Laddered Overlay ETF. If approved at a meeting in February 2025, the Reorganization is expected to occur as of the close of business on or about July 11, 2025.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JIHCX-1024
ANNUAL SHAREHOLDER REPORT | October 31, 2024 (Unaudited)
JPMorgan International Hedged Equity Fund

Class I Shares/Ticker: JIHIX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan International Hedged Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan International Hedged Equity Fund (Class I Shares)	$64	0.60%
How did the Fund Perform?
The JPMorgan International Hedged Equity Fund's Class I Shares returned 15.07% for the year ended October 31, 2024. The MSCI EAFE Index (net total return) (the "Index") returned 22.97% and the ICE BofA 3-Month US Treasury Bill Index returned 5.39% for the year ended October 31, 2024.
  The Fund’s security selection in the consumer staples and technology-software sectors detracted from performance relative to the Index.
  The Fund’s security selection in the basic industries and consumer cyclical & services sectors contributed to performance relative to the Index.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan International Hedged Equity Fund (Class I Shares)	March 15, 2019	15.07%	3.75%	4.06%
MSCI EAFE Index (net total return)		22.97	6.24	6.59
ICE BofA 3-Month US Treasury Bill Index		5.39	2.37	2.37
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan International Hedged Equity Fund, the MSCI EAFE Index (net total return) and the ICE BofA 3-Month US Treasury Bill Index from March 15, 2019 to October 31, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI EAFE Index (net total return) does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The performance of the ICE BofA 3-Month US Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmarks, if applicable. The MSCI EAFE Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of large- and midcap stocks in developed markets, excluding the U.S. and Canada. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. The ICE BofA 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the ICE BofA 3-Month US Treasury Bill Index, a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, noninfringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Source ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.

KEY FUND STATISTICS
Fund net assets (000's)	$183,031
Total number of portfolio holdings	203
Portfolio turnover rate	27%
Total advisory fees paid (000's)	$178
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Material changes to the Fund during the period
At a meeting held on November 19-21, 2024, the Fund’s Board of Trustees agreed to consider the reorganization (the “Reorganization”) of the Fund into a newly created exchange-traded fund, JPMorgan International Hedged Equity Laddered Overlay ETF. If approved at a meeting in February 2025, the Reorganization is expected to occur as of the close of business on or about July 11, 2025.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JIHIX-1024
ANNUAL SHAREHOLDER REPORT | October 31, 2024 (Unaudited)
JPMorgan International Hedged Equity Fund

Class R5 Shares/Ticker: JIHYX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan International Hedged Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan International Hedged Equity Fund (Class R5 Shares)	$48	0.45%
How did the Fund Perform?
The JPMorgan International Hedged Equity Fund's Class R5 Shares returned 15.27% for the year ended October 31, 2024. The MSCI EAFE Index (net total return) (the "Index") returned 22.97% and the ICE BofA 3-Month US Treasury Bill Index returned 5.39% for the year ended October 31, 2024.
  The Fund’s security selection in the consumer staples and technology-software sectors detracted from performance relative to the Index.
  The Fund’s security selection in the basic industries and consumer cyclical & services sectors contributed to performance relative to the Index.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan International Hedged Equity Fund (Class R5 Shares)	March 15, 2019	15.27%	3.91%	4.21%
MSCI EAFE Index (net total return)		22.97	6.24	6.59
ICE BofA 3-Month US Treasury Bill Index		5.39	2.37	2.37
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R5 Shares of the JPMorgan International Hedged Equity Fund, the MSCI EAFE Index (net total return) and the ICE BofA 3-Month US Treasury Bill Index from March 15, 2019 to October 31, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI EAFE Index (net total return) does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The performance of the ICE BofA 3-Month US Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmarks, if applicable. The MSCI EAFE Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of large- and midcap stocks in developed markets, excluding the U.S. and Canada. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. The ICE BofA 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the ICE BofA 3-Month US Treasury Bill Index, a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, noninfringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Source ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.

KEY FUND STATISTICS
Fund net assets (000's)	$183,031
Total number of portfolio holdings	203
Portfolio turnover rate	27%
Total advisory fees paid (000's)	$178
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Material changes to the Fund during the period
At a meeting held on November 19-21, 2024, the Fund’s Board of Trustees agreed to consider the reorganization (the “Reorganization”) of the Fund into a newly created exchange-traded fund, JPMorgan International Hedged Equity Laddered Overlay ETF. If approved at a meeting in February 2025, the Reorganization is expected to occur as of the close of business on or about July 11, 2025.
At a meeting held on November 19-21, 2024, the JPM Trust IV Board approved the liquidation of Class R5 Shares of Fund, which occurred on December 10, 2024.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JIHYX-1024
ANNUAL SHAREHOLDER REPORT | October 31, 2024 (Unaudited)
JPMorgan International Hedged Equity Fund

Class R6 Shares/Ticker: JIHRX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan International Hedged Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan International Hedged Equity Fund (Class R6 Shares)	$37	0.35%
How did the Fund Perform?
The JPMorgan International Hedged Equity Fund's Class R6 Shares returned 15.37% for the year ended October 31, 2024. The MSCI EAFE Index (net total return) (the "Index") returned 22.97% and the ICE BofA 3-Month US Treasury Bill Index returned 5.39% for the year ended October 31, 2024.
  The Fund’s security selection in the consumer staples and technology-software sectors detracted from performance relative to the Index.
  The Fund’s security selection in the basic industries and consumer cyclical & services sectors contributed to performance relative to the Index.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan International Hedged Equity Fund (Class R6 Shares)	March 15, 2019	15.37%	4.00%	4.31%
MSCI EAFE Index (net total return)		22.97	6.24	6.59
ICE BofA 3-Month US Treasury Bill Index		5.39	2.37	2.37
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $5,000,000 invested in Class R6 Shares of the JPMorgan International Hedged Equity Fund, the MSCI EAFE Index (net total return) and the ICE BofA 3-Month US Treasury Bill Index from March 15, 2019 to October 31, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI EAFE Index (net total return) does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The performance of the ICE BofA 3-Month US Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmarks, if applicable. The MSCI EAFE Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of large- and midcap stocks in developed markets, excluding the U.S. and Canada. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. The ICE BofA 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the ICE BofA 3-Month US Treasury Bill Index, a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, noninfringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Source ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.

KEY FUND STATISTICS
Fund net assets (000's)	$183,031
Total number of portfolio holdings	203
Portfolio turnover rate	27%
Total advisory fees paid (000's)	$178
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Material changes to the Fund during the period
At a meeting held on November 19-21, 2024, the Fund’s Board of Trustees agreed to consider the reorganization (the “Reorganization”) of the Fund into a newly created exchange-traded fund, JPMorgan International Hedged Equity Laddered Overlay ETF. If approved at a meeting in February 2025, the Reorganization is expected to occur as of the close of business on or about July 11, 2025.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JIHRX-1024

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 13(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer. There were no amendments to the code of ethics or waivers granted with respect to the code of ethics in the period covered by the report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The Securities and Exchange Commission has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liabilities that are greater than the duties, obligations and liabilities imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

The Audit committee financial experts are Gary L. French, Kathleen M. Gallagher, Raymond Kanner and Lawrence R. Maffia, each of whom is not an “interested person” of the Registrant and is also “independent” as defined by the U.S. Securities and Exchange Commission for the purposes of the audit committee financial expert determination.

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

AUDIT FEES

2024 – $117,838

2023 – $115,684

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

AUDIT-RELATED FEES

2024 – $25,682

2023 – $25,180

Audit-related fees consists of security count procedures performed as required under Rule 17f-2 of the Investment Company Act of 1940 during the Registrant’s fiscal year.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

TAX FEES

2024 – $29,236

2023 – $28,682

The tax fees consist of fees billed in connection with preparing the federal regulated investment company income tax returns for the Registrant for the tax years ended October 31, 2024 and 2023, respectively.

For the last fiscal year, no tax fees were required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

ALL OTHER FEES

2024 – Not applicable

2023 – Not applicable

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to the Registrant’s Audit Committee Charter and written policies and procedures for the pre-approval of audit and non-audit services (the “Pre-approval Policy”), the Audit Committee pre-approves all audit and non-audit services performed by the Registrant’s independent public registered accounting firm for the Registrant. In addition, the Audit Committee pre-approves the auditor’s engagement for non-audit services with the Registrant’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any Service Affiliate in accordance with paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if the engagement relates directly to the operations and financial reporting of the Registrant. Proposed services may be pre-approved either 1) without consideration of specific case-by-case services or 2) require the specific pre-approval of the Audit Committee. Therefore, initially the Pre-approval Policy listed a number of audit and non-audit services that have been approved by the Audit Committee, or which were not subject to pre-approval under the transition provisions of Sarbanes-Oxley Act of 2002 (the

“Pre-approval List”). The Audit Committee annually reviews and pre-approves the services included on the Pre-approval List that may be provided by the independent public registered accounting firm without obtaining additional specific pre-approval of individual services from the Audit Committee. The Audit Committee adds to, or subtracts from, the list of general pre-approved services from time to time, based on subsequent determinations. All other audit and non-audit services not on the Pre-approval List must be specifically pre-approved by the Audit Committee.

One or more members of the Audit Committee may be appointed as the Committee’s delegate for the purposes of considering whether to approve such services. Any pre-approvals granted by the delegate will be reported, for informational purposes only, to the Audit Committee at its next scheduled meeting. The Audit Committee’s responsibilities to pre-approve services performed by the independent public registered accounting firm are not delegated to management.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

2024 – 0.0%

2023 – 0.0%

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Not applicable - Less than 50%.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees billed by the independent registered public accounting firm for services rendered to the Registrant, and rendered to Service Affiliates, for the last two calendar year ends were:

2023 - $35.0 million

2022 - $31.7 million

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee has considered whether the provision of the non-audit services that were rendered to Service Affiliates that were not pre-approved (not requiring pre-approval) is compatible with maintaining the independent public registered accounting firm’s independence. All services provided by the independent public registered accounting firm to the Registrant or to Service Affiliates that were required to be pre-approved were pre-approved as required.

(i) A registrant identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form NCSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction must electronically submit to the Commission on a supplemental basis documentation that establishes that the registrant is not owned or controlled by a governmental entity in the foreign jurisdiction. The registrant must submit this documentation on or before the due date for this form. A registrant that is owned or controlled by a foreign governmental entity is not required to submit such documentation.

Not applicable.

(j) A registrant that is a foreign issuer, as defined in 17 CFR 240.3b-4, identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction, for each year in which the registrant is so identified, must provide the below disclosures. Also, any such identified foreign issuer that uses a variable-interest entity or any similar structure that results in additional foreign entities being consolidated in the financial statements of the registrant is required to provide the below disclosures for itself and its consolidated foreign operating entity or entities. A registrant must disclose:

(1)

That, for the immediately preceding annual financial statement period, a registered public accounting firm that the PCAOB was unable to inspect or investigate completely, because of a position taken by an authority in the foreign jurisdiction, issued an audit report for the registrant;

(2)	The percentage of shares of the registrant owned by governmental entities in the foreign jurisdiction in which the registrant is incorporated or otherwise organized;

(3)	Whether governmental entities in the applicable foreign jurisdiction with respect to that registered public accounting firm have a controlling financial interest with respect to the registrant;

(4)	The name of each official of the Chinese Communist Party who is a member of the board of directors of the registrant or the operating entity with respect to the registrant; and

(5)	Whether the articles of incorporation of the registrant (or equivalent organizing document) contains any charter of the Chinese Communist Party, including the text of any such charter.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.

ITEM 6. INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Annual Financial Statements
J.P. Morgan International Equity Funds
October 31, 2024
JPMorgan Developed International Value Fund
JPMorgan Emerging Markets Equity Fund
JPMorgan Emerging Markets Research Enhanced Equity Fund
JPMorgan Europe Dynamic Fund
JPMorgan International Equity Fund
JPMorgan International Focus Fund
JPMorgan International Hedged Equity Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

JPMorgan Developed International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 94.6%
Australia — 4.2%
BHP Group Ltd.	381	10,581
Insignia Financial Ltd.	716	1,550
JB Hi-Fi Ltd.	30	1,628
New Hope Corp. Ltd.	355	1,134
Perseus Mining Ltd.	628	1,173
QBE Insurance Group Ltd.	125	1,410
Rio Tinto plc	126	8,157
Ventia Services Group Pty. Ltd.	421	1,264
		26,897
Austria — 1.0%
BAWAG Group AG (a)	16	1,268
Erste Group Bank AG	40	2,259
OMV AG	29	1,203
Telekom Austria AG	173	1,432
		6,162
Belgium — 0.8%
Ageas SA	25	1,337
KBC Group NV	29	2,093
Proximus SADP	77	561
Solvay SA	32	1,288
		5,279
China — 0.7%
BOC Hong Kong Holdings Ltd.	639	2,086
Yangzijiang Shipbuilding Holdings Ltd.	1,128	2,192
		4,278
Denmark — 1.1%
Carlsberg A/S, Class B	10	1,148
Danske Bank A/S	73	2,142
H Lundbeck A/S	221	1,438
ISS A/S	47	904
Jyske Bank A/S (Registered)	10	717
Sydbank A/S	17	810
		7,159
Finland — 1.6%
Fortum OYJ	92	1,354
Kalmar OYJ, Class B *	62	1,940
Nokia OYJ	667	3,156
Nordea Bank Abp	45	532
Nordea Bank Abp	248	2,900
		9,882
INVESTMENTS	SHARES (000)	VALUE ($000)

France — 8.8%
AXA SA	158	5,919
BNP Paribas SA	88	6,039
Carrefour SA	118	1,874
Cie de Saint-Gobain SA	43	3,909
Cie Generale des Etablissements Michelin SCA	69	2,336
Coface SA	85	1,373
Credit Agricole SA	165	2,532
Eiffage SA	15	1,413
Engie SA	198	3,311
Eurazeo SE	15	1,157
Orange SA	223	2,448
Renault SA	45	2,039
Rexel SA	15	425
Rubis SCA	39	957
Television Francaise 1 SA	139	1,151
TotalEnergies SE	163	10,196
Unibail-Rodamco-Westfield, REIT	18	1,477
Vallourec SACA *	100	1,652
Vicat SACA	28	1,040
Vinci SA	45	5,033
		56,281
Georgia — 0.2%
Bank of Georgia Group plc	20	1,102
Germany — 9.8%
Allianz SE (Registered)	32	9,973
Bilfinger SE	24	1,167
Commerzbank AG	165	2,923
Deutsche Bank AG (Registered)	218	3,704
Deutsche Telekom AG (Registered)	279	8,446
Douglas AG *	47	952
E.ON SE	234	3,150
Freenet AG	21	623
Fresenius SE & Co. KGaA *	58	2,130
Heidelberg Materials AG	23	2,520
Henkel AG & Co. KGaA (Preference)	29	2,492
HOCHTIEF AG	16	1,966
Hornbach Holding AG & Co. KGaA	14	1,217
LEG Immobilien SE	19	1,746
Mercedes-Benz Group AG	63	3,830
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	12	5,950
RWE AG	74	2,404
SAF-Holland SE	76	1,180
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan International Equity Funds	1

JPMorgan Developed International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Germany — continued
Talanx AG	16	1,255
Traton SE	39	1,263
TUI AG *	137	1,142
Vonovia SE	81	2,669
		62,702
Hong Kong — 0.9%
Link, REIT	576	2,686
Pacific Basin Shipping Ltd.	3,041	837
Prudential plc	89	740
United Laboratories International Holdings Ltd. (The)	944	1,281
		5,544
Ireland — 1.4%
AerCap Holdings NV	26	2,426
AIB Group plc	260	1,394
Bank of Ireland Group plc	181	1,681
Cairn Homes plc	523	1,223
Glenveagh Properties plc * (a)	591	1,034
Greencore Group plc *	509	1,365
		9,123
Israel — 0.2%
Plus500 Ltd.	45	1,353
Italy — 6.1%
Azimut Holding SpA	37	924
Banca Monte dei Paschi di Siena SpA	229	1,259
Banco BPM SpA	226	1,523
BFF Bank SpA (a)	150	1,462
BPER Banca SpA	223	1,359
Buzzi SpA	29	1,124
Danieli & C Officine Meccaniche SpA	43	874
Enel SpA	693	5,259
Generali	104	2,895
Intesa Sanpaolo SpA	1,140	4,879
Maire SpA	133	1,006
Mediobanca Banca di Credito Finanziario SpA	93	1,527
MFE-MediaForEurope NV, Class B	255	1,179
Pirelli & C SpA (a)	196	1,071
Poste Italiane SpA (a)	126	1,776
Saipem SpA *	773	1,837
UniCredit SpA	117	5,152
INVESTMENTS	SHARES (000)	VALUE ($000)

Italy — continued
Unipol Gruppo SpA	195	2,417
Webuild SpA	433	1,228
		38,751
Japan — 18.1%
Asahi Group Holdings Ltd.	186	2,229
Cosmo Energy Holdings Co. Ltd.	40	1,989
Credit Saison Co. Ltd.	89	1,993
Dai-ichi Life Holdings, Inc.	81	2,027
Daiwa Securities Group, Inc.	258	1,687
ENEOS Holdings, Inc.	411	2,072
Furukawa Electric Co. Ltd.	41	1,018
Hokkaido Electric Power Co., Inc.	167	1,077
Honda Motor Co. Ltd.	374	3,759
Idemitsu Kosan Co. Ltd.	240	1,633
Inpex Corp.	135	1,774
Isuzu Motors Ltd.	115	1,486
ITOCHU Corp.	106	5,229
Kamigumi Co. Ltd.	55	1,138
Kandenko Co. Ltd.	85	1,242
Kansai Electric Power Co., Inc. (The)	117	1,875
Kansai Paint Co. Ltd.	65	1,059
KDDI Corp.	162	5,064
Komatsu Ltd.	93	2,394
Marubeni Corp.	162	2,417
Mitsubishi UFJ Financial Group, Inc.	953	10,045
Mitsui & Co. Ltd.	137	2,801
Mizuho Financial Group, Inc.	223	4,630
Modec, Inc.	87	1,897
MS&AD Insurance Group Holdings, Inc.	155	3,437
Niterra Co. Ltd.	42	1,179
Nomura Real Estate Holdings, Inc.	54	1,332
ORIX Corp.	115	2,423
Osaka Gas Co. Ltd.	94	2,004
Resona Holdings, Inc.	333	2,200
Sankyo Co. Ltd.	129	1,716
Sega Sammy Holdings, Inc.	76	1,434
Sekisui House Ltd.	90	2,171
Shimamura Co. Ltd.	24	1,256
SKY Perfect JSAT Holdings, Inc.	230	1,313
Sojitz Corp.	68	1,390
Sony Group Corp.	71	1,241
Sumitomo Corp.	117	2,466
Sumitomo Electric Industries Ltd.	118	1,812
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan International Equity Funds	October 31, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Japan — continued
Sumitomo Forestry Co. Ltd.	54	2,080
Sumitomo Mitsui Financial Group, Inc.	320	6,787
Sumitomo Realty & Development Co. Ltd.	58	1,732
Suzuki Motor Corp.	271	2,692
T&D Holdings, Inc.	141	2,251
Tokyo Steel Manufacturing Co. Ltd.	133	1,326
Tokyo Tatemono Co. Ltd.	86	1,409
Tokyu Fudosan Holdings Corp.	255	1,594
Toyota Tsusho Corp.	123	2,096
Tsubakimoto Chain Co.	121	1,519
UACJ Corp.	35	1,159
Yokohama Rubber Co. Ltd. (The)	51	1,050
		115,604
Netherlands — 3.0%
ABN AMRO Bank NV, CVA (a)	94	1,549
Aegon Ltd.	267	1,688
ASR Nederland NV	29	1,398
Eurocommercial Properties NV, REIT	47	1,195
ING Groep NV	288	4,887
Koninklijke BAM Groep NV	378	1,743
Koninklijke Heijmans N.V., CVA	78	2,097
NN Group NV	59	2,913
OCI NV * (b)	46	554
SBM Offshore NV	70	1,286
		19,310
Norway — 1.8%
Aker Solutions ASA	231	1,094
DNB Bank ASA	112	2,323
Equinor ASA	100	2,365
Frontline plc	46	891
Hoegh Autoliners ASA	125	1,315
Telenor ASA	176	2,167
Wallenius Wilhelmsen ASA (b)	126	1,248
		11,403
Peru — 0.2%
Hochschild Mining plc *	497	1,470
Portugal — 0.2%
Banco Comercial Portugues SA, Class R	2,690	1,357
Singapore — 1.5%
DBS Group Holdings Ltd.	43	1,245
Hafnia Ltd.	160	940
INVESTMENTS	SHARES (000)	VALUE ($000)

Singapore — continued
Oversea-Chinese Banking Corp. Ltd.	336	3,857
United Overseas Bank Ltd.	135	3,289
		9,331
Spain — 2.9%
Banco Bilbao Vizcaya Argentaria SA	510	5,078
Banco de Sabadell SA	763	1,489
Banco Santander SA	1,273	6,221
Bankinter SA	139	1,135
CaixaBank SA (b)	400	2,435
Tecnicas Reunidas SA *	102	1,229
Unicaja Banco SA (a)	841	1,057
		18,644
Sweden — 2.7%
Ambea AB (a)	185	1,582
Betsson AB, Class B *	84	1,112
Granges AB	95	1,118
Loomis AB	31	977
NCC AB, Class B	89	1,328
Skandinaviska Enskilda Banken AB, Class A	181	2,556
Storskogen Group AB, Class B	1,103	916
Svenska Handelsbanken AB, Class A	204	2,117
Swedbank AB, Class A	100	2,034
Tele2 AB, Class B	166	1,745
Telia Co. AB	553	1,610
		17,095
Switzerland — 3.9%
Aryzta AG *	520	919
Novartis AG (Registered)	153	16,604
Zurich Insurance Group AG	12	7,262
		24,785
United Kingdom — 14.4%
3i Group plc	110	4,507
Aviva plc	347	2,032
Balfour Beatty plc	249	1,426
Barclays plc	1,539	4,719
Beazley plc	140	1,368
Bellway plc	29	1,067
British American Tobacco plc	174	6,086
British Land Co. plc (The), REIT	214	1,100
BT Group plc	1,052	1,878
Centrica plc	1,259	1,907
Currys plc *	1,302	1,385
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan International Equity Funds	3

JPMorgan Developed International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United Kingdom — continued
Future plc	99	1,117
Great Portland Estates plc, REIT	208	840
Hammerson plc, REIT	324	1,202
Harbour Energy plc	272	967
Hiscox Ltd.	69	968
HSBC Holdings plc	1,502	13,785
IG Group Holdings plc	56	644
Imperial Brands plc	99	2,981
Inchcape plc	120	1,112
International Consolidated Airlines Group SA	490	1,334
Investec plc	232	1,782
ITV plc	1,379	1,313
JET2 plc	54	1,011
Just Group plc	1,017	1,757
Keller Group plc	57	1,197
Kier Group plc	696	1,287
Land Securities Group plc, REIT	188	1,464
Lloyds Banking Group plc	5,509	3,781
Man Group plc	271	692
Marks & Spencer Group plc	492	2,389
Mitie Group plc	948	1,422
Morgan Sindall Group plc	23	1,125
NatWest Group plc	676	3,202
Paragon Banking Group plc	180	1,593
Premier Foods plc	451	1,096
Serco Group plc	374	845
Shaftesbury Capital plc, REIT	504	885
SSE plc	113	2,567
Standard Chartered plc	291	3,374
Taylor Wimpey plc	756	1,429
Tesco plc	695	3,071
TP ICAP Group plc	422	1,220
Watches of Switzerland Group plc * (c)	217	1,140
		92,067
United States — 9.1%
BP plc	652	3,189
GSK plc	109	1,966
Holcim AG	49	4,853
Roche Holding AG	55	16,940
Sanofi SA	92	9,766
Shell plc	465	15,524
Signify NV (a)	35	851
INVESTMENTS	SHARES (000)	VALUE ($000)

United States — continued
Swiss Re AG	30	3,865
TI Fluid Systems plc (a)	603	1,323
		58,277
Total Common Stocks (Cost $501,833)		603,856
Short-Term Investments — 5.2%
Investment Companies — 4.9%
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.81% (d) (e) (Cost $31,320)	31,310	31,322
Investment of Cash Collateral from Securities Loaned — 0.3%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.85% (d) (e)(Cost $1,743)	1,743	1,743
Total Short-Term Investments (Cost $33,063)		33,065
Total Investments — 99.8% (Cost $534,896)		636,921
Other Assets in Excess of Liabilities — 0.2%		961
NET ASSETS — 100.0%		637,882

Percentages indicated are based on net assets.

Abbreviations
CVA	Certificaten Van Aandelen (Dutch Certificate)
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at October 31, 2024. The total value of securities on loan at October 31, 2024 is $1,666.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan International Equity Funds	October 31, 2024

(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of October 31, 2024.
Summary of Investments by Industry, October 31, 2024
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	22.2%
Insurance	10.4
Pharmaceuticals	7.5
Oil, Gas & Consumable Fuels	6.9
Metals & Mining	3.9
Construction & Engineering	3.7
Trading Companies & Distributors	3.0
Diversified Telecommunication Services	2.9
Capital Markets	2.8
Automobiles	2.2
Electric Utilities	1.9
Real Estate Management & Development	1.6
Household Durables	1.6
Machinery	1.6
Automobile Components	1.6
Construction Materials	1.5
Tobacco	1.4
Energy Equipment & Services	1.4
Multi-Utilities	1.3
Specialty Retail	1.2
Retail REITs	1.2
Wireless Telecommunication Services	1.2
Consumer Staples Distribution & Retail	1.1
Financial Services	1.0
Media	1.0
Others (each less than 1.0%)	8.7
Short-Term Investments	5.2
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan International Equity Funds	5

JPMorgan Developed International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
Futures contracts outstanding as of October 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
TOPIX Index	28	12/12/2024	JPY	4,912	8
EURO STOXX 50 Index	134	12/20/2024	EUR	7,058	(193)
FTSE 100 Index	39	12/20/2024	GBP	4,096	(95)
					(280)

Abbreviations
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
JPY	Japanese Yen
TOPIX	Tokyo Stock Price Index
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan International Equity Funds	October 31, 2024

JPMorgan Emerging Markets Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.1%
Brazil — 11.2%
Banco BTG Pactual SA	7,882	44,325
Itau Unibanco Holding SA, ADR	13,786	83,403
MercadoLibre, Inc. *	96	195,449
NU Holdings Ltd., Class A *	13,554	204,532
Petroleo Brasileiro SA, ADR	8,405	103,975
Raia Drogasil SA	13,911	58,836
WEG SA	9,246	86,976
		777,496
China — 22.2%
Alibaba Group Holding Ltd., ADR	1,130	110,708
Contemporary Amperex Technology Co. Ltd., Class A	2,540	88,075
Full Truck Alliance Co. Ltd., ADR	9,071	81,186
Fuyao Glass Industry Group Co. Ltd., Class A	8,023	64,144
H World Group Ltd., ADR	2,286	83,879
Jiangsu Hengli Hydraulic Co. Ltd., Class A	6,850	49,791
Kanzhun Ltd., ADR	2,462	35,825
Kweichow Moutai Co. Ltd., Class A	406	87,170
Midea Group Co. Ltd., Class A	9,055	90,692
Montage Technology Co. Ltd., Class A	9,057	86,920
PDD Holdings, Inc., ADR *	461	55,619
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	1,698	63,557
Shenzhou International Group Holdings Ltd.	3,791	29,271
Tencent Holdings Ltd.	8,477	442,014
Trip.com Group Ltd., ADR *	856	55,151
Wuliangye Yibin Co. Ltd., Class A	155	3,200
Yum China Holdings, Inc.	2,596	114,500
		1,541,702
Greece — 0.5%
National Bank of Greece SA	4,213	33,008
Hong Kong — 2.4%
AIA Group Ltd.	7,697	60,745
Techtronic Industries Co. Ltd.	6,138	88,796
Techtronic Industries Co. Ltd.	1,220	17,611
		167,152
India — 16.6%
Apollo Hospitals Enterprise Ltd.	453	37,706
Asian Paints Ltd.	755	26,296
Bajaj Finance Ltd.	1,357	110,834
Bharat Electronics Ltd.	13,958	47,117
Bharti Airtel Ltd.	3,034	58,077
HDFC Bank Ltd.	5,688	116,925
INVESTMENTS	SHARES (000)	VALUE ($000)

India — continued
Hindustan Aeronautics Ltd. (a)	803	40,418
ICICI Bank Ltd.	5,497	84,329
Infosys Ltd.	2,718	56,718
ITC Ltd.	15,000	87,027
Kotak Mahindra Bank Ltd.	4,092	84,004
MakeMyTrip Ltd. *	651	66,026
NTPC Ltd.	18,201	88,030
Shriram Finance Ltd.	1,677	62,244
Tata Consultancy Services Ltd.	1,424	66,988
Tata Motors Ltd.	6,867	67,918
UltraTech Cement Ltd.	408	53,556
		1,154,213
Indonesia — 3.3%
Bank Central Asia Tbk. PT	172,133	112,415
Bank Rakyat Indonesia Persero Tbk. PT	381,641	116,345
		228,760
Macau — 0.5%
Sands China Ltd. *	15,080	38,369
Mexico — 5.0%
Fomento Economico Mexicano SAB de CV, ADR	639	61,961
Grupo Financiero Banorte SAB de CV, Class O	17,774	124,047
Grupo Mexico SAB de CV	8,526	44,735
Vista Energy SAB de CV, ADR *	719	35,840
Wal-Mart de Mexico SAB de CV	30,382	83,890
		350,473
Panama — 1.0%
Copa Holdings SA, Class A	709	69,014
Portugal — 1.3%
Jeronimo Martins SGPS SA	4,618	89,761
South Africa — 3.1%
Bid Corp. Ltd.	2,662	62,990
Capitec Bank Holdings Ltd.	477	86,117
Shoprite Holdings Ltd.	3,916	67,632
		216,739
South Korea — 8.5%
Hanwha Aerospace Co. Ltd.	374	98,937
Hanwha Industrial Solutions Co. Ltd. *	414	12,696
Kia Corp.	1,199	79,321
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan International Equity Funds	7

JPMorgan Emerging Markets Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
South Korea — continued
Samsung Electronics Co. Ltd.	6,037	256,324
SK Hynix, Inc.	1,128	147,705
		594,983
Spain — 2.1%
Banco Bilbao Vizcaya Argentaria SA	14,730	146,634
Taiwan — 17.2%
ASE Technology Holding Co. Ltd.	9,301	43,862
Chailease Holding Co. Ltd.	11,085	51,907
Delta Electronics, Inc.	6,337	78,267
MediaTek, Inc.	2,114	82,294
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3,396	647,119
Taiwan Semiconductor Manufacturing Co. Ltd.	6,322	198,255
Wiwynn Corp.	1,654	94,034
		1,195,738
Turkey — 3.5%
Aselsan Elektronik Sanayi ve Ticaret A/S	32,015	56,934
BIM Birlesik Magazalar A/S	5,637	76,744
KOC Holding A/S	9,733	47,999
Turkiye Garanti Bankasi A/S	10,558	32,938
Yapi ve Kredi Bankasi A/S	40,282	28,811
		243,426
United States — 0.7%
Globant SA *	245	51,450
Total Common Stocks (Cost $5,015,090)		6,898,918
Short-Term Investments — 1.3%
Investment Companies — 1.3%
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.81% (b) (c) (Cost $89,923)	89,883	89,919
Total Investments — 100.4% (Cost $5,105,013)		6,988,837
Liabilities in Excess of Other Assets — (0.4)%		(29,638)
NET ASSETS — 100.0%		6,959,199

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
PT	Limited liability company
SGPS	Holding company

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of October 31, 2024.
Summary of Investments by Industry, October 31, 2024
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	17.9%
Semiconductors & Semiconductor Equipment	17.3
Interactive Media & Services	6.8
Consumer Staples Distribution & Retail	6.3
Broadline Retail	5.2
Hotels, Restaurants & Leisure	5.1
Technology Hardware, Storage & Peripherals	5.0
Aerospace & Defense	3.5
Electrical Equipment	2.7
IT Services	2.5
Consumer Finance	2.5
Machinery	2.2
Beverages	2.2
Automobiles	2.1
Oil, Gas & Consumable Fuels	2.0
Household Durables	1.3
Independent Power and Renewable Electricity Producers	1.3
Tobacco	1.3
Ground Transportation	1.2
Electronic Equipment, Instruments & Components	1.1
Passenger Airlines	1.0
Others (each less than 1.0%)	8.2
Short-Term Investments	1.3
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan International Equity Funds	October 31, 2024

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 96.5%
Austria — 0.0% ^
Raiffeisen Bank International AG	49	873
Brazil — 5.2%
Atacadao SA *	1,311	1,687
B3 SA - Brasil Bolsa Balcao	3,865	7,107
Banco Bradesco SA (Preference)	557	1,390
Banco BTG Pactual SA	917	5,156
Banco do Brasil SA	1,343	6,100
BB Seguridade Participacoes SA	139	825
Centrais Eletricas Brasileiras SA	275	1,804
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	115	1,835
Cia Energetica de Minas Gerais (Preference)	1,547	3,037
Gerdau SA (Preference)	1,792	5,661
Itau Unibanco Holding SA (Preference)	779	4,735
Itausa SA (Preference)	2,885	5,289
Localiza Rent a Car SA	487	3,544
Lojas Renner SA	602	1,938
MercadoLibre, Inc. *	1	1,646
NU Holdings Ltd., Class A *	735	11,093
Petroleo Brasileiro SA (Preference)	3,064	18,996
Porto Seguro SA	167	1,100
Raia Drogasil SA	591	2,501
Suzano SA	474	4,900
TIM SA, ADR	228	3,266
TOTVS SA	190	978
Vale SA, ADR	1,120	11,988
Vibra Energia SA	448	1,730
WEG SA	627	5,895
		114,201
Chile — 0.3%
Banco Santander Chile, ADR	307	6,006
China — 26.6%
Agricultural Bank of China Ltd., Class H	9,016	4,430
Alibaba Group Holding Ltd.	4,556	55,736
Aluminum Corp. of China Ltd., Class H	3,098	1,974
Amoy Diagnostics Co. Ltd., Class A	194	659
Anker Innovations Technology Co. Ltd., Class A	249	2,801
ANTA Sports Products Ltd.	612	6,536
Baidu, Inc., ADR *	62	5,660
Baidu, Inc., Class A *	54	612
Bank of China Ltd., Class H	16,688	7,921
BeiGene Ltd. *	76	1,199
BOE Technology Group Co. Ltd., Class A	1,604	1,052
INVESTMENTS	SHARES (000)	VALUE ($000)

China — continued
BYD Co. Ltd., Class H	321	11,612
BYD Electronic International Co. Ltd.	105	452
CGN Power Co. Ltd., Class H (a)	3,233	1,162
China Construction Bank Corp., Class H	34,041	26,424
China International Capital Corp. Ltd., Class H (a)	752	1,358
China Life Insurance Co. Ltd., Class H	2,685	5,691
China Mengniu Dairy Co. Ltd.	1,239	2,775
China Merchants Bank Co. Ltd., Class A	293	1,537
China Merchants Bank Co. Ltd., Class H	2,171	10,624
China Oilfield Services Ltd., Class H	1,864	1,744
China Overseas Land & Investment Ltd.	1,031	1,970
China Pacific Insurance Group Co. Ltd., Class H	1,800	6,250
China Petroleum & Chemical Corp., Class H	4,560	2,569
China Resources Gas Group Ltd.	1,766	6,807
China Resources Land Ltd.	996	3,320
China Resources Mixc Lifestyle Services Ltd. (a)	1,011	4,172
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	535	3,387
China Shenhua Energy Co. Ltd., Class H	317	1,373
China Yangtze Power Co. Ltd., Class A	1,427	5,525
CITIC Securities Co. Ltd., Class H	430	1,189
Contemporary Amperex Technology Co. Ltd., Class A	185	6,410
COSCO SHIPPING Holdings Co. Ltd., Class A	1,194	2,445
ENN Energy Holdings Ltd.	457	3,222
Flat Glass Group Co. Ltd., Class H	691	1,408
Foxconn Industrial Internet Co. Ltd., Class A	1,019	3,416
Full Truck Alliance Co. Ltd., ADR	259	2,320
Fuyao Glass Industry Group Co. Ltd., Class H (a)	1,025	7,270
Ganfeng Lithium Group Co. Ltd. (a)	197	540
GRG Banking Equipment Co. Ltd., Class A	548	947
H World Group Ltd., ADR	20	744
H World Group Ltd.	1,104	4,063
Haier Smart Home Co. Ltd., Class H	2,051	7,442
Haitian International Holdings Ltd.	369	1,021
Hongfa Technology Co. Ltd., Class A	989	4,207
Industrial & Commercial Bank of China Ltd., Class H	13,655	8,191
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	1,277	5,016
JD.com, Inc., Class A	831	16,845
Jiangsu Hengli Hydraulic Co. Ltd., Class A	161	1,171
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	314	2,058
Kanzhun Ltd., ADR	139	2,020
KE Holdings, Inc., ADR	186	4,079
Kuaishou Technology * (a)	277	1,633
Kweichow Moutai Co. Ltd., Class A	40	8,650
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan International Equity Funds	9

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
China — continued
Lenovo Group Ltd.	2,560	3,376
Luzhou Laojiao Co. Ltd., Class A	46	884
Meituan * (a)	1,607	37,965
Midea Group Co. Ltd., Class A	429	4,295
Montage Technology Co. Ltd., Class A	293	2,810
NetEase, Inc.	815	13,114
Nongfu Spring Co. Ltd., Class H (a)	255	949
PDD Holdings, Inc., ADR *	192	23,187
PetroChina Co. Ltd., Class H	9,420	7,074
PICC Property & Casualty Co. Ltd., Class H	3,714	5,634
Ping An Insurance Group Co. of China Ltd., Class H	2,725	16,883
Postal Savings Bank of China Co. Ltd., Class H (a)	3,629	2,084
Sany Heavy Industry Co. Ltd., Class A	426	1,092
Shanghai Baosight Software Co. Ltd., Class A	111	418
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	120	4,481
Shenzhou International Group Holdings Ltd.	275	2,120
Silergy Corp.	216	3,351
Sinopharm Group Co. Ltd., Class H	1,463	3,644
Sunny Optical Technology Group Co. Ltd.	546	3,552
Sunresin New Materials Co. Ltd., Class A	102	702
Tencent Holdings Ltd.	1,905	99,310
Tencent Music Entertainment Group, ADR	207	2,309
Tianshan Aluminum Group Co. Ltd., Class A	1,136	1,320
Tingyi Cayman Islands Holding Corp.	1,056	1,541
Trip.com Group Ltd., ADR *	44	2,818
Trip.com Group Ltd. *	109	7,027
Weichai Power Co. Ltd., Class H	1,789	2,703
Wuliangye Yibin Co. Ltd., Class A	175	3,614
Xiaomi Corp., Class B * (a)	2,433	8,344
Xinyi Solar Holdings Ltd.	2,198	1,127
XPeng, Inc., ADR * (b)	117	1,314
XPeng, Inc., Class A *	96	540
Yum China Holdings, Inc. (b)	204	9,189
Yum China Holdings, Inc.	47	2,069
Zhejiang Dingli Machinery Co. Ltd., Class A	387	2,756
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	226	1,142
Zhuzhou CRRC Times Electric Co. Ltd., Class H	435	1,670
Zijin Mining Group Co. Ltd., Class H	4,260	9,074
ZTO Express Cayman, Inc.	111	2,561
		581,682
INVESTMENTS	SHARES (000)	VALUE ($000)

Colombia — 0.2%
Bancolombia SA, ADR	67	2,141
Ecopetrol SA, ADR (b)	210	1,615
		3,756
Czech Republic — 0.1%
Komercni Banka A/S	76	2,609
Greece — 0.8%
Alpha Services and Holdings SA	546	822
Hellenic Telecommunications Organization SA	321	5,313
Metlen Energy & Metals SA	46	1,623
National Bank of Greece SA	389	3,046
OPAP SA	150	2,564
Piraeus Financial Holdings SA	557	2,098
Public Power Corp. SA	80	1,051
		16,517
Hong Kong — 0.1%
Techtronic Industries Co. Ltd.	170	2,466
Hungary — 0.4%
MOL Hungarian Oil & Gas plc	236	1,635
OTP Bank Nyrt.	140	6,990
Richter Gedeon Nyrt.	35	1,024
		9,649
India — 17.7%
Aarti Industries Ltd.	259	1,566
Apollo Hospitals Enterprise Ltd.	28	2,343
Asian Paints Ltd.	24	852
Aurobindo Pharma Ltd.	127	2,109
Axis Bank Ltd.	721	9,909
Bajaj Auto Ltd.	18	2,079
Bajaj Finance Ltd.	89	7,244
Bharat Electronics Ltd.	2,039	6,882
Bharat Petroleum Corp. Ltd.	359	1,322
Bharti Airtel Ltd.	500	9,578
Biocon Ltd.	245	920
Britannia Industries Ltd.	93	6,287
Cholamandalam Investment and Finance Co. Ltd.	244	3,679
Cipla Ltd.	120	2,212
Coal India Ltd.	518	2,781
Colgate-Palmolive India Ltd.	65	2,347
Computer Age Management Services Ltd.	46	2,421
Crompton Greaves Consumer Electricals Ltd.	425	1,973
Cummins India Ltd.	38	1,570
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan International Equity Funds	October 31, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
India — continued
Dabur India Ltd.	162	1,040
Delhivery Ltd. *	142	599
DLF Ltd.	101	985
Dr Reddy's Laboratories Ltd.	487	7,371
Eicher Motors Ltd.	75	4,344
GAIL India Ltd.	1,429	3,386
Godrej Properties Ltd. *	23	793
Havells India Ltd.	45	876
HCL Technologies Ltd.	350	7,320
HDFC Bank Ltd.	1,462	30,056
HDFC Life Insurance Co. Ltd. (a)	273	2,331
Hindalco Industries Ltd.	882	7,159
Hindustan Aeronautics Ltd. (a)	115	5,770
Hindustan Petroleum Corp. Ltd.	334	1,509
Hindustan Unilever Ltd.	323	9,697
ICICI Bank Ltd.	1,657	25,413
ICICI Lombard General Insurance Co. Ltd. (a)	78	1,764
Infosys Ltd., ADR (b)	1,149	24,027
InterGlobe Aviation Ltd. * (a)	119	5,733
ITC Ltd.	1,678	9,733
Jindal Steel & Power Ltd.	35	385
Kotak Mahindra Bank Ltd.	534	10,968
Larsen & Toubro Ltd.	142	6,077
Lupin Ltd.	52	1,347
Mahindra & Mahindra Ltd.	344	11,106
MakeMyTrip Ltd. *	16	1,655
Maruti Suzuki India Ltd.	69	9,112
Max Healthcare Institute Ltd.	86	1,041
Nestle India Ltd.	34	905
NMDC Ltd.	1,516	3,982
NTPC Ltd.	1,191	5,759
Oil & Natural Gas Corp. Ltd.	535	1,688
PB Fintech Ltd. *	58	1,180
Petronet LNG Ltd.	805	3,178
Power Finance Corp. Ltd.	374	2,010
Power Grid Corp. of India Ltd.	813	3,094
Praj Industries Ltd.	323	2,828
REC Ltd.	641	3,960
Reliance Industries Ltd.	1,877	29,680
Shriram Finance Ltd.	167	6,204
State Bank of India	481	4,677
Sun Pharmaceutical Industries Ltd.	50	1,106
Supreme Industries Ltd.	72	3,666
Syngene International Ltd. (a)	126	1,288
INVESTMENTS	SHARES (000)	VALUE ($000)

India — continued
Tata Consultancy Services Ltd.	353	16,599
Tata Motors Ltd.	968	9,571
Tata Power Co. Ltd. (The)	401	2,090
Tata Steel Ltd.	2,857	5,021
Trent Ltd.	42	3,580
Tube Investments of India Ltd.	45	2,395
UltraTech Cement Ltd.	24	3,144
Varun Beverages Ltd.	145	1,028
Vedanta Ltd.	730	4,016
WNS Holdings Ltd. *	31	1,494
Zomato Ltd. *	829	2,378
		386,192
Indonesia — 1.9%
Bank Central Asia Tbk. PT	22,898	14,954
Bank Mandiri Persero Tbk. PT	12,868	5,463
Bank Rakyat Indonesia Persero Tbk. PT	31,936	9,736
Telkom Indonesia Persero Tbk. PT	31,033	5,547
United Tractors Tbk. PT	2,812	4,908
		40,608
Kazakhstan — 0.1%
Kaspi.KZ JSC, ADR	22	2,380
Kuwait — 0.2%
National Bank of Kuwait SAKP	1,353	3,748
Malaysia — 1.0%
CIMB Group Holdings Bhd.	4,601	8,343
Malayan Banking Bhd.	1,156	2,769
Petronas Chemicals Group Bhd.	2,093	2,577
Public Bank Bhd.	3,909	3,933
Telekom Malaysia Bhd.	2,387	3,534
Tenaga Nasional Bhd.	305	977
		22,133
Mexico — 2.4%
Alsea SAB de CV	617	1,489
America Movil SAB de CV	5,764	4,560
Arca Continental SAB de CV	96	823
Cemex SAB de CV, ADR	339	1,772
Cemex SAB de CV	9,089	4,765
Coca-Cola Femsa SAB de CV	204	1,685
Fomento Economico Mexicano SAB de CV	300	2,904
Grupo Aeroportuario del Sureste SAB de CV, Class B	177	4,736
Grupo Financiero Banorte SAB de CV, Class O	1,324	9,238
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan International Equity Funds	11

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Mexico — continued
Grupo Mexico SAB de CV	1,511	7,928
Kimberly-Clark de Mexico SAB de CV, Class A	1,299	1,871
Regional SAB de CV	346	2,203
Southern Copper Corp.	6	614
Wal-Mart de Mexico SAB de CV	2,822	7,793
		52,381
Panama — 0.1%
Copa Holdings SA, Class A	19	1,846
Peru — 0.4%
Credicorp Ltd.	51	9,355
Philippines — 0.3%
Ayala Land, Inc.	3,768	2,114
Bank of the Philippine Islands	472	1,160
BDO Unibank, Inc.	835	2,186
		5,460
Poland — 0.5%
Bank Polska Kasa Opieki SA	22	767
Dino Polska SA * (a)	51	4,177
Powszechna Kasa Oszczednosci Bank Polski SA	205	2,850
Powszechny Zaklad Ubezpieczen SA	303	3,006
		10,800
Qatar — 0.7%
Industries Qatar QSC	1,036	3,794
Ooredoo QPSC	325	1,022
Qatar National Bank QPSC	2,361	11,234
		16,050
Russia — 0.0%
Gazprom PJSC ‡ *	4,581	—
GMK Norilskiy Nickel PAO, ADR ‡ *	—	— (c)
GMK Norilskiy Nickel PAO ‡	4,097	—
Magnitogorsk Iron & Steel Works PJSC ‡	3,146	—
Novatek PJSC ‡	165	—
Rosneft Oil Co. PJSC ‡	833	—
Sberbank of Russia PJSC ‡	3,172	—
Severstal PAO, GDR ‡ * (a)	329	—
		—
Saudi Arabia — 3.3%
Al Rajhi Bank	740	17,283
Alinma Bank	678	5,063
Almarai Co. JSC	179	2,620
INVESTMENTS	SHARES (000)	VALUE ($000)

Saudi Arabia — continued
Dr Sulaiman Al Habib Medical Services Group Co.	12	919
Etihad Etisalat Co.	314	4,327
Mouwasat Medical Services Co.	30	753
SABIC Agri-Nutrients Co.	61	1,836
Saudi Arabian Oil Co. (a)	1,273	9,143
Saudi Awwal Bank	204	1,839
Saudi Basic Industries Corp.	374	7,240
Saudi National Bank (The)	1,286	11,306
Saudi Telecom Co.	810	9,096
Saudia Dairy & Foodstuff Co.	11	997
		72,422
South Africa — 2.7%
Absa Group Ltd.	417	3,988
Aspen Pharmacare Holdings Ltd.	83	841
Bid Corp. Ltd.	251	5,933
Bidvest Group Ltd. (The)	376	6,085
Capitec Bank Holdings Ltd.	23	4,254
Clicks Group Ltd.	269	5,751
Discovery Ltd.	82	841
FirstRand Ltd.	1,403	6,164
Gold Fields Ltd.	264	4,347
Harmony Gold Mining Co. Ltd.	217	2,353
Impala Platinum Holdings Ltd. *	133	879
Naspers Ltd., Class N	39	9,165
Shoprite Holdings Ltd.	210	3,629
Standard Bank Group Ltd.	377	5,190
		59,420
South Korea — 9.9%
Celltrion, Inc.	11	1,432
Coway Co. Ltd.	21	972
Doosan Bobcat, Inc.	—	—
Doosan Enerbility Co. Ltd. *	82	1,175
Hana Financial Group, Inc.	200	8,629
Hankook Tire & Technology Co. Ltd.	26	653
Hanmi Pharm Co. Ltd.	9	2,198
Hanwha Aerospace Co. Ltd.	11	3,016
Hanwha Industrial Solutions Co. Ltd. *	13	387
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. *	17	2,208
HL Mando Co. Ltd.	47	1,221
Hugel, Inc. *	13	2,530
Hyundai Glovis Co. Ltd.	71	6,259
Hyundai Mobis Co. Ltd.	36	6,452
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan International Equity Funds	October 31, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
South Korea — continued
Hyundai Motor Co.	63	9,751
JB Financial Group Co. Ltd.	191	2,478
KakaoBank Corp.	116	1,804
KB Financial Group, Inc.	9	578
Kia Corp.	120	7,918
KIWOOM Securities Co. Ltd.	26	2,523
Korea Investment Holdings Co. Ltd.	19	1,036
Korean Air Lines Co. Ltd.	161	2,776
Kumho Petrochemical Co. Ltd.	21	2,225
LG Chem Ltd.	21	4,699
LG Energy Solution Ltd. *	2	731
NAVER Corp.	63	7,660
Orion Corp.	13	972
POSCO Holdings, Inc.	9	2,080
Samsung Biologics Co. Ltd. * (a)	9	6,955
Samsung C&T Corp.	43	3,629
Samsung E&A Co. Ltd. *	138	1,774
Samsung Electro-Mechanics Co. Ltd.	7	597
Samsung Electronics Co. Ltd.	1,585	67,320
Samsung Fire & Marine Insurance Co. Ltd.	15	3,590
Samsung Heavy Industries Co. Ltd. *	292	2,015
Samsung Life Insurance Co. Ltd.	48	3,494
Samsung Securities Co. Ltd.	31	1,023
Shinhan Financial Group Co. Ltd.	118	4,405
SK Hynix, Inc.	184	24,149
SK Telecom Co. Ltd.	149	6,102
SK, Inc.	14	1,529
SM Entertainment Co. Ltd.	34	1,730
S-Oil Corp.	76	3,155
Soulbrain Co. Ltd.	10	1,436
		217,266
Taiwan — 17.5%
Accton Technology Corp.	143	2,403
Acer, Inc.	1,037	1,285
ASE Technology Holding Co. Ltd.	1,106	5,216
Asia Cement Corp.	742	1,078
Asia Vital Components Co. Ltd.	58	1,111
Asustek Computer, Inc.	168	2,967
AUO Corp.	3,181	1,639
Cathay Financial Holding Co. Ltd.	1,293	2,731
Chailease Holding Co. Ltd.	828	3,876
Chunghwa Telecom Co. Ltd.	940	3,568
CTBC Financial Holding Co. Ltd.	8,133	9,016
INVESTMENTS	SHARES (000)	VALUE ($000)

Taiwan — continued
Delta Electronics, Inc.	403	4,983
E.Sun Financial Holding Co. Ltd.	7,643	6,499
eMemory Technology, Inc.	17	1,653
Eva Airways Corp.	1,996	2,305
Evergreen Marine Corp. Taiwan Ltd.	459	2,908
Fubon Financial Holding Co. Ltd.	3,717	10,383
Hon Hai Precision Industry Co. Ltd.	2,580	16,537
Largan Precision Co. Ltd.	90	6,304
MediaTek, Inc.	283	11,017
Mega Financial Holding Co. Ltd.	3,243	3,952
Nan Ya Plastics Corp.	664	856
Nien Made Enterprise Co. Ltd.	234	3,487
Novatek Microelectronics Corp.	42	649
Parade Technologies Ltd.	70	1,520
Pegatron Corp.	665	2,018
Pou Chen Corp.	967	1,131
President Chain Store Corp.	447	4,104
Quanta Computer, Inc.	1,359	12,340
Realtek Semiconductor Corp.	375	5,502
Taiwan Mobile Co. Ltd.	1,472	5,188
Taiwan Semiconductor Manufacturing Co. Ltd.	6,857	215,035
TCC Group Holdings Co. Ltd.	995	988
Tong Yang Industry Co. Ltd.	242	800
Uni-President Enterprises Corp.	3,285	9,199
United Microelectronics Corp.	1,655	2,388
Wistron Corp.	577	1,938
Wiwynn Corp.	68	3,854
Yageo Corp.	68	1,157
Yuanta Financial Holding Co. Ltd.	8,341	8,366
		381,951
Thailand — 1.4%
Bangkok Dusit Medical Services PCL, Class F	8,154	6,705
Bumrungrad Hospital PCL	151	1,219
CP ALL PCL	1,022	1,922
PTT Exploration & Production PCL	1,329	4,992
PTT Global Chemical PCL	2,174	1,676
PTT PCL	3,377	3,355
SCB X PCL	922	3,102
Siam Cement PCL (The) (Registered)	559	3,479
Thai Oil PCL	2,870	3,489
		29,939
Turkey — 1.0%
BIM Birlesik Magazalar A/S	440	5,989
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan International Equity Funds	13

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Turkey — continued
Ford Otomotiv Sanayi A/S	54	1,535
KOC Holding A/S	740	3,652
Turk Hava Yollari AO *	509	4,047
Turkiye Garanti Bankasi A/S	597	1,863
Turkiye Petrol Rafinerileri A/S	356	1,503
Yapi ve Kredi Bankasi A/S	4,224	3,021
		21,610
United Arab Emirates — 1.3%
Abu Dhabi Commercial Bank PJSC	413	1,004
Aldar Properties PJSC	1,346	2,790
Dubai Islamic Bank PJSC	2,172	3,691
Emaar Properties PJSC	4,174	9,869
Emirates NBD Bank PJSC	1,059	5,478
Emirates Telecommunications Group Co. PJSC	868	4,187
First Abu Dhabi Bank PJSC	276	987
		28,006
United Kingdom — 0.2%
Anglogold Ashanti plc	167	4,649
United States — 0.2%
ExlService Holdings, Inc. *	58	2,415
Genpact Ltd.	40	1,529
Globant SA *	7	1,382
		5,326
Total Common Stocks (Cost $1,798,401)		2,109,301
Short-Term Investments — 3.3%
Investment Companies — 2.1%
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.81% (d) (e) (Cost $47,167)	47,144	47,163
Investment of Cash Collateral from Securities Loaned — 1.2%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.85% (d) (e)(Cost $25,964)	25,964	25,964
Total Short-Term Investments (Cost $73,131)		73,127
INVESTMENTS	SHARES (000)	VALUE ($000)
Total Investments — 99.8% (Cost $1,871,532)		2,182,428
Other Assets in Excess of Liabilities — 0.2%		4,094
NET ASSETS — 100.0%		2,186,522

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at October 31, 2024. The total value of securities on loan at October 31, 2024 is $24,585.
(c)	Value is zero.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of October 31, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan International Equity Funds	October 31, 2024

Summary of Investments by Industry, October 31, 2024
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	17.8%
Semiconductors & Semiconductor Equipment	12.7
Interactive Media & Services	5.3
Technology Hardware, Storage & Peripherals	5.0
Broadline Retail	4.9
Oil, Gas & Consumable Fuels	4.8
Metals & Mining	3.4
Hotels, Restaurants & Leisure	3.3
Automobiles	3.1
Insurance	3.0
IT Services	2.3
Consumer Staples Distribution & Retail	2.0
Electronic Equipment, Instruments & Components	1.8
Wireless Telecommunication Services	1.5
Diversified Telecommunication Services	1.5
Food Products	1.4
Real Estate Management & Development	1.4
Chemicals	1.4
Financial Services	1.1
Pharmaceuticals	1.1
Others (each less than 1.0%)	17.8
Short-Term Investments	3.4
Futures contracts outstanding as of October 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI Emerging Markets E-Mini Index	472	12/20/2024	USD	26,595	(794)

Abbreviations
MSCI	Morgan Stanley Capital International
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan International Equity Funds	15

JPMorgan Europe Dynamic Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.2%
Australia — 2.0%
Rio Tinto plc	164	10,597
China — 2.0%
Prosus NV	250	10,523
Denmark — 6.0%
Novo Nordisk A/S, Class B	172	19,260
ROCKWOOL A/S, Class B	9	4,168
Royal Unibrew A/S	103	7,731
		31,159
Finland — 0.9%
Konecranes OYJ	67	4,639
France — 14.0%
Air Liquide SA	70	12,475
Cie Generale des Etablissements Michelin SCA	171	5,774
Engie SA	521	8,736
Gaztransport Et Technigaz SA	43	6,242
Publicis Groupe SA	70	7,494
Safran SA	38	8,684
Sodexo SA	52	4,542
SPIE SA	170	6,152
Thales SA	29	4,630
Vinci SA	72	8,022
		72,751
Germany — 14.4%
Allianz SE (Registered)	34	10,790
Bilfinger SE	69	3,286
CTS Eventim AG & Co. KGaA	80	8,419
Deutsche Telekom AG (Registered)	344	10,396
DWS Group GmbH & Co. KGaA (a)	98	4,182
E.ON SE	436	5,885
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	18	9,225
SAP SE	74	17,326
Zalando SE * (a)	173	5,234
		74,743
Ireland — 2.1%
AIB Group plc	1,039	5,569
Bank of Ireland Group plc	549	5,092
		10,661
Italy — 8.1%
Buzzi SpA	121	4,756
Coca-Cola HBC AG	314	10,990
INVESTMENTS	SHARES (000)	VALUE ($000)

Italy — continued
Prysmian SpA	123	8,698
Saipem SpA *	2,399	5,703
UniCredit SpA	271	11,970
		42,117
Netherlands — 5.8%
Adyen NV * (a)	5	7,403
ASML Holding NV	3	2,102
ASR Nederland NV	100	4,714
Euronext NV (a)	44	4,884
Fugro NV	283	6,517
Koninklijke KPN NV	1,219	4,764
		30,384
Norway — 1.3%
Aker Solutions ASA	1,374	6,511
Spain — 4.9%
Banco Santander SA	2,028	9,906
Indra Sistemas SA	236	4,167
Industria de Diseno Textil SA	204	11,634
		25,707
Sweden — 2.9%
AAK AB	200	5,755
Sweco AB, Class B	132	2,224
Volvo AB, Class B	268	6,977
		14,956
Switzerland — 3.6%
Accelleron Industries AG	145	7,819
Novartis AG (Registered)	99	10,726
		18,545
United Kingdom — 20.4%
3i Group plc	140	5,732
Auto Trader Group plc (a)	505	5,449
Barclays plc	3,855	11,819
Barratt Redrow plc	1,094	6,306
Beazley plc	525	5,115
Bellway plc	134	4,892
British Land Co. plc (The), REIT	1,504	7,743
Cranswick plc	85	5,567
Intermediate Capital Group plc	235	6,234
Marks & Spencer Group plc	1,338	6,493
NatWest Group plc	742	3,514
Next plc	55	6,993
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan International Equity Funds	October 31, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United Kingdom — continued
RELX plc	198	9,081
Rolls-Royce Holdings plc *	1,106	7,632
Taylor Wimpey plc	3,689	6,974
Tesco plc	1,405	6,203
		105,747
United States — 9.8%
Nestle SA (Registered)	46	4,353
Roche Holding AG	46	14,155
Schneider Electric SE	35	9,199
Shell plc	696	23,227
		50,934
Total Common Stocks (Cost $412,008)		509,974
Short-Term Investments — 0.6%
Investment Companies — 0.6%
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.81% (b) (c) (Cost $3,146)	3,145	3,146
Total Investments — 98.8% (Cost $415,154)		513,120
Other Assets in Excess of Liabilities — 1.2%		6,143
NET ASSETS — 100.0%		519,263

Percentages indicated are based on net assets.

Abbreviations
OYJ	Public Limited Company
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of October 31, 2024.
Summary of Investments by Industry, October 31, 2024
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	9.3%
Pharmaceuticals	8.6
Insurance	5.8
Oil, Gas & Consumable Fuels	5.7
Electrical Equipment	5.0
Capital Markets	4.1
Aerospace & Defense	4.1
Beverages	3.6
Household Durables	3.5
Broadline Retail	3.4
Software	3.4
Specialty Retail	3.3
Construction & Engineering	3.3
Food Products	3.1
Diversified Telecommunication Services	3.0
Multi-Utilities	2.9
Consumer Staples Distribution & Retail	2.5
Chemicals	2.4
Energy Equipment & Services	2.4
Machinery	2.3
Metals & Mining	2.1
Commercial Services & Supplies	1.8
Professional Services	1.8
Entertainment	1.6
Diversified REITs	1.5
Media	1.5
Financial Services	1.4
Automobile Components	1.1
Interactive Media & Services	1.1
Others (each less than 1.0%)	3.8
Short-Term Investments	0.6
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan International Equity Funds	17

JPMorgan Europe Dynamic Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
Futures contracts outstanding as of October 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
EURO STOXX 50 Index	49	12/20/2024	EUR	2,581	(90)
FTSE 100 Index	13	12/20/2024	GBP	1,365	(27)
					(117)

Abbreviations
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan International Equity Funds	October 31, 2024

JPMorgan International Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 96.1%
Australia — 3.8%
BHP Group Ltd.	2,356	65,468
BHP Group Ltd. (a)	468	12,998
Goodman Group, REIT	1,024	24,442
Rio Tinto Ltd.	280	21,962
Rio Tinto plc	620	40,055
		164,925
Austria — 1.0%
Erste Group Bank AG	744	42,104
Belgium — 1.2%
KBC Group NV	710	51,727
Denmark — 3.4%
Carlsberg A/S, Class B	339	37,482
Novo Nordisk A/S, Class B	970	108,776
		146,258
Finland — 1.3%
Nordea Bank Abp	4,836	56,614
France — 14.0%
Air Liquide SA	415	74,381
Airbus SE	280	42,650
Capgemini SE	163	28,343
Cie Generale des Etablissements Michelin SCA	1,727	58,356
Dassault Systemes SE	854	29,225
Legrand SA	612	69,083
LVMH Moet Hennessy Louis Vuitton SE	103	68,715
Pernod Ricard SA	233	29,079
Safran SA	317	71,750
TotalEnergies SE	963	60,449
Vinci SA	624	69,856
		601,887
Germany — 8.8%
Allianz SE (Registered)	163	51,344
Deutsche Boerse AG	251	58,160
Deutsche Telekom AG (Registered)	3,294	99,585
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	126	64,546
SAP SE	445	103,972
		377,607
Hong Kong — 2.0%
AIA Group Ltd.	5,846	46,137
Techtronic Industries Co. Ltd.	2,699	39,049
		85,186
INVESTMENTS	SHARES (000)	VALUE ($000)

Italy — 1.9%
UniCredit SpA	1,892	83,694
Japan — 19.8%
Bridgestone Corp.	387	13,784
Daikin Industries Ltd.	170	20,398
Hitachi Ltd.	3,411	85,698
Hoya Corp.	438	58,615
ITOCHU Corp.	1,707	84,461
Keyence Corp.	142	64,236
Mitsubishi UFJ Financial Group, Inc.	4,820	50,801
Mitsui Fudosan Co. Ltd.	4,806	41,007
Nippon Telegraph & Telephone Corp.	26,261	25,337
Recruit Holdings Co. Ltd.	883	53,930
Shimano, Inc.	230	33,731
Shin-Etsu Chemical Co. Ltd.	2,070	75,835
Sony Group Corp.	5,927	104,309
Terumo Corp.	3,539	67,411
Tokio Marine Holdings, Inc.	1,921	69,187
		848,740
Netherlands — 4.7%
ASML Holding NV	157	105,473
Heineken NV	383	31,411
Koninklijke KPN NV	16,056	62,753
		199,637
Singapore — 2.0%
DBS Group Holdings Ltd.	2,919	84,652
South Korea — 0.7%
Samsung Electronics Co. Ltd., GDR (b)	14	14,863
Samsung Electronics Co. Ltd., GDR (c)	14	14,778
		29,641
Spain — 3.5%
Banco Santander SA	9,604	46,918
Iberdrola SA	1,412	20,974
Industria de Diseno Textil SA (a)	1,421	81,045
		148,937
Sweden — 3.0%
Atlas Copco AB, Class A	2,761	45,569
Volvo AB, Class B	3,115	81,126
		126,695
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan International Equity Funds	19

JPMorgan International Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Switzerland — 2.1%
Cie Financiere Richemont SA (Registered)	307	44,653
Lonza Group AG (Registered)	75	46,395
		91,048
Taiwan — 1.5%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	331	63,127
United Kingdom — 14.9%
3i Group plc	2,238	91,780
AstraZeneca plc	724	103,021
Compass Group plc	946	30,716
Diageo plc	1,331	41,114
InterContinental Hotels Group plc	551	60,755
Lloyds Banking Group plc	67,528	46,351
London Stock Exchange Group plc	450	61,029
NatWest Group plc	2,854	13,521
Next plc	427	54,025
RELX plc	1,921	88,771
SSE plc	2,124	48,265
		639,348
United States — 6.5%
Nestle SA (Registered)	1,082	102,297
Sanofi SA	637	67,299
Shell plc	3,055	102,002
Stellantis NV	535	7,331
		278,929
Total Common Stocks (Cost $3,002,985)		4,120,756
Short-Term Investments — 3.9%
Investment Companies — 2.1%
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.81% (d) (e) (Cost $90,822)	90,779	90,815
Investment of Cash Collateral from Securities Loaned — 1.8%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.85% (d) (e)(Cost $73,806)	73,806	73,806
Total Short-Term Investments (Cost $164,628)		164,621
INVESTMENTS	SHARES (000)	VALUE ($000)
Total Investments — 100.0% (Cost $3,167,613)		4,285,377
Other Assets in Excess of Liabilities — 0.0% ^		1,432
NET ASSETS — 100.0%		4,286,809

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital

^	Amount rounds to less than 0.1% of net assets.
(a)	The security or a portion of this security is on loan at October 31, 2024. The total value of securities on loan at October 31, 2024 is $68,697.
(b)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of October 31, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan International Equity Funds	October 31, 2024

Summary of Investments by Industry, October 31, 2024
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	11.1%
Pharmaceuticals	6.5
Insurance	5.4
Capital Markets	4.9
Diversified Telecommunication Services	4.4
Semiconductors & Semiconductor Equipment	3.9
Machinery	3.9
Oil, Gas & Consumable Fuels	3.8
Chemicals	3.5
Professional Services	3.3
Metals & Mining	3.3
Beverages	3.2
Software	3.1
Health Care Equipment & Supplies	2.9
Aerospace & Defense	2.7
Textiles, Apparel & Luxury Goods	2.6
Household Durables	2.4
Food Products	2.4
Hotels, Restaurants & Leisure	2.1
Industrial Conglomerates	2.0
Trading Companies & Distributors	2.0
Specialty Retail	1.9
Automobile Components	1.7
Construction & Engineering	1.6
Electric Utilities	1.6
Electrical Equipment	1.6
Electronic Equipment, Instruments & Components	1.5
Broadline Retail	1.3
Life Sciences Tools & Services	1.1
Real Estate Management & Development	1.0
Others (each less than 1.0%)	3.5
Short-Term Investments	3.8
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan International Equity Funds	21

JPMorgan International Focus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.9%
Australia — 2.1%
BHP Group Ltd. (a)	1,149	31,883
Belgium — 1.9%
KBC Group NV	390	28,379
Canada — 4.9%
Alimentation Couche-Tard, Inc.	485	25,286
Canadian Pacific Kansas City Ltd.	240	18,553
Intact Financial Corp.	159	30,284
		74,123
China — 6.5%
Tencent Holdings Ltd.	1,314	68,530
Yum China Holdings, Inc.	667	29,412
		97,942
Denmark — 2.0%
Novo Nordisk A/S, Class B	277	31,092
France — 13.6%
Air Liquide SA	180	32,375
Cie Generale des Etablissements Michelin SCA	664	22,438
Dassault Systemes SE	424	14,506
Legrand SA	202	22,781
LVMH Moet Hennessy Louis Vuitton SE	54	35,905
Safran SA	189	42,748
Vinci SA	312	34,959
		205,712
Germany — 2.3%
Deutsche Telekom AG (Registered)	732	22,126
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	24	12,353
		34,479
Hong Kong — 1.0%
Hong Kong Exchanges & Clearing Ltd.	373	14,911
India — 1.6%
HDFC Bank Ltd., ADR	381	24,027
Indonesia — 1.7%
Bank Central Asia Tbk. PT	39,443	25,759
Italy — 2.2%
UniCredit SpA	754	33,337
Japan — 15.4%
Hitachi Ltd.	1,133	28,469
Hoya Corp.	125	16,738
ITOCHU Corp.	303	14,989
INVESTMENTS	SHARES (000)	VALUE ($000)

Japan — continued
Keyence Corp.	23	10,157
Mitsubishi UFJ Financial Group, Inc.	2,411	25,413
Mitsui Fudosan Co. Ltd.	2,343	19,993
Shin-Etsu Chemical Co. Ltd.	726	26,614
Sony Group Corp.	2,033	35,783
Terumo Corp.	1,291	24,584
Tokio Marine Holdings, Inc.	847	30,491
		233,231
Mexico — 1.0%
Wal-Mart de Mexico SAB de CV	5,761	15,907
Netherlands — 3.3%
ASML Holding NV	45	30,423
Heineken NV	242	19,839
		50,262
Singapore — 2.7%
DBS Group Holdings Ltd.	1,415	41,037
South Korea — 4.0%
Kia Corp.	268	17,725
Samsung Electronics Co. Ltd.	994	42,210
		59,935
Spain — 2.6%
Industria de Diseno Textil SA (a)	688	39,240
Sweden — 3.3%
Atlas Copco AB, Class A	1,405	23,190
Volvo AB, Class B	1,026	26,723
		49,913
Taiwan — 5.0%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	274	52,230
Taiwan Semiconductor Manufacturing Co. Ltd.	774	24,272
		76,502
United Kingdom — 12.6%
3i Group plc	997	40,891
Diageo plc	551	17,015
InterContinental Hotels Group plc	242	26,652
Lloyds Banking Group plc	39,182	26,895
London Stock Exchange Group plc	160	21,692
RELX plc	914	42,217
SSE plc	656	14,901
		190,263
SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. Morgan International Equity Funds	October 31, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — 8.2%
Linde plc	67	30,790
Nestle SA (Registered)	330	31,181
Shell plc	1,868	62,367
		124,338
Total Common Stocks (Cost $1,184,098)		1,482,272
Short-Term Investments — 5.0%
Investment Companies — 1.7%
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.81% (b) (c) (Cost $26,161)	26,151	26,162
Investment of Cash Collateral from Securities Loaned — 3.3%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.85% (b) (c)(Cost $49,416)	49,416	49,416
Total Short-Term Investments (Cost $75,577)		75,578
Total Investments — 102.9% (Cost $1,259,675)		1,557,850
Liabilities in Excess of Other Assets — (2.9)%		(43,895)
NET ASSETS — 100.0%		1,513,955

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
PT	Limited liability company
SCA	Limited partnership with share capital

(a)	The security or a portion of this security is on loan at October 31, 2024. The total value of securities on loan at October 31, 2024 is $45,994.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of October 31, 2024.
Summary of Investments by Industry, October 31, 2024
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	13.1%
Semiconductors & Semiconductor Equipment	6.9
Chemicals	5.8
Capital Markets	5.0
Insurance	4.7
Interactive Media & Services	4.4
Oil, Gas & Consumable Fuels	4.0
Hotels, Restaurants & Leisure	3.6
Machinery	3.2
Aerospace & Defense	2.7
Professional Services	2.7
Technology Hardware, Storage & Peripherals	2.7
Health Care Equipment & Supplies	2.7
Consumer Staples Distribution & Retail	2.6
Specialty Retail	2.5
Beverages	2.4
Textiles, Apparel & Luxury Goods	2.3
Household Durables	2.3
Construction & Engineering	2.2
Metals & Mining	2.0
Food Products	2.0
Pharmaceuticals	2.0
Industrial Conglomerates	1.8
Electrical Equipment	1.5
Automobile Components	1.4
Diversified Telecommunication Services	1.4
Real Estate Management & Development	1.3
Ground Transportation	1.2
Automobiles	1.1
Trading Companies & Distributors	1.0
Electric Utilities	1.0
Others (each less than 1.0%)	1.6
Short-Term Investments	4.9
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan International Equity Funds	23

JPMorgan International Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 95.2%
Australia — 7.2%
ANZ Group Holdings Ltd.	29	588
BHP Group Ltd.	62	1,712
Brambles Ltd.	26	306
Commonwealth Bank of Australia	14	1,341
Dexus, REIT	35	166
Glencore plc	24	128
Goodman Group, REIT	32	767
GPT Group (The), REIT	41	127
Insurance Australia Group Ltd.	80	395
Macquarie Group Ltd.	5	724
Medibank Pvt Ltd.	158	371
Mirvac Group, REIT	285	398
National Australia Bank Ltd.	31	791
QBE Insurance Group Ltd.	64	723
Rio Tinto Ltd.	19	1,505
Rio Tinto plc	9	585
Santos Ltd.	109	485
Transurban Group	31	260
Wesfarmers Ltd.	8	343
Westpac Banking Corp.	32	674
Woodside Energy Group Ltd.	15	229
Woolworths Group Ltd.	25	493
		13,111
Belgium — 0.6%
Anheuser-Busch InBev SA	8	484
KBC Group NV	8	550
		1,034
China — 0.3%
Prosus NV	14	590
Denmark — 3.0%
Carlsberg A/S, Class B	6	679
Novo Nordisk A/S, Class B	43	4,818
		5,497
Finland — 0.8%
Nokia OYJ	34	162
Nordea Bank Abp	110	1,281
		1,443
France — 11.7%
Air Liquide SA	12	2,232
Airbus SE	7	1,138
AXA SA	5	206
INVESTMENTS	SHARES (000)	VALUE ($000)

France — continued
BNP Paribas SA	20	1,398
Capgemini SE	8	1,329
Cie Generale des Etablissements Michelin SCA	19	636
Dassault Systemes SE	14	472
Engie SA	82	1,378
Hermes International SCA	—	261
Kering SA	1	133
Legrand SA	14	1,576
L'Oreal SA	2	583
LVMH Moet Hennessy Louis Vuitton SE	4	2,941
Orange SA	71	778
Pernod Ricard SA	6	702
Safran SA	9	1,939
Societe Generale SA	32	925
TotalEnergies SE	17	1,051
Vinci SA	15	1,727
		21,405
Germany — 8.5%
adidas AG	2	532
Allianz SE (Registered)	9	2,785
BASF SE	2	85
Bayer AG (Registered)	7	195
Deutsche Post AG	24	974
Deutsche Telekom AG (Registered)	66	1,980
E.ON SE	100	1,349
Heidelberg Materials AG	2	184
Infineon Technologies AG	36	1,146
Mercedes-Benz Group AG	4	268
Merck KGaA	1	162
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	2	1,088
RWE AG	9	289
SAP SE	11	2,576
Siemens AG (Registered)	8	1,564
Symrise AG	1	118
Zalando SE * (a)	7	216
		15,511
Hong Kong — 1.8%
AIA Group Ltd.	143	1,130
CK Asset Holdings Ltd.	69	280
CLP Holdings Ltd.	18	153
Hong Kong Exchanges & Clearing Ltd.	17	681
Link, REIT	34	156
SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. Morgan International Equity Funds	October 31, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hong Kong — continued
Prudential plc	41	344
Sun Hung Kai Properties Ltd.	29	314
Techtronic Industries Co. Ltd.	18	260
		3,318
Ireland — 0.3%
Kingspan Group plc	3	279
Kingspan Group plc	3	278
		557
Italy — 1.4%
Enel SpA	29	220
FinecoBank Banca Fineco SpA	35	568
UniCredit SpA	39	1,718
		2,506
Japan — 21.6%
Advantest Corp.	6	336
Ajinomoto Co., Inc.	21	822
Asahi Group Holdings Ltd.	38	451
Asahi Kasei Corp.	38	261
Bridgestone Corp.	21	759
Chugai Pharmaceutical Co. Ltd.	4	190
Daiichi Sankyo Co. Ltd.	38	1,237
Daikin Industries Ltd.	7	792
Denso Corp.	50	709
Dentsu Group, Inc.	26	793
East Japan Railway Co.	24	476
Fast Retailing Co. Ltd.	1	192
Hitachi Ltd.	81	2,040
Honda Motor Co. Ltd.	15	151
Hoya Corp.	9	1,231
ITOCHU Corp.	29	1,444
Kao Corp.	8	357
Keyence Corp.	3	1,399
Konami Group Corp.	5	449
Kyowa Kirin Co. Ltd.	29	475
Lasertec Corp.	1	149
Mitsubishi Corp.	23	421
Mitsubishi UFJ Financial Group, Inc.	62	659
Mitsui & Co. Ltd.	34	699
Mitsui Fudosan Co. Ltd.	99	849
Murata Manufacturing Co. Ltd.	44	776
Nintendo Co. Ltd.	5	264
Nippon Paint Holdings Co. Ltd.	14	109
INVESTMENTS	SHARES (000)	VALUE ($000)

Japan — continued
Nippon Steel Corp.	7	136
Nippon Telegraph & Telephone Corp.	866	836
Nomura Research Institute Ltd.	17	497
ORIX Corp.	35	737
Osaka Gas Co. Ltd.	14	294
Otsuka Corp.	29	660
Pan Pacific International Holdings Corp.	24	598
Recruit Holdings Co. Ltd.	15	885
Renesas Electronics Corp.	43	581
Resona Holdings, Inc.	55	366
Sekisui House Ltd.	6	142
Seven & i Holdings Co. Ltd.	23	331
Shimano, Inc.	3	382
Shin-Etsu Chemical Co. Ltd.	38	1,392
Shionogi & Co. Ltd.	27	383
Shiseido Co. Ltd.	4	91
SoftBank Group Corp.	5	292
Sony Group Corp.	91	1,600
Sumitomo Electric Industries Ltd.	49	754
Sumitomo Metal Mining Co. Ltd.	19	520
Sumitomo Mitsui Financial Group, Inc.	82	1,744
Suzuki Motor Corp.	75	740
T&D Holdings, Inc.	37	591
Taisei Corp.	7	278
Takeda Pharmaceutical Co. Ltd.	11	293
Terumo Corp.	52	992
Tokio Marine Holdings, Inc.	44	1,585
Tokyo Electron Ltd.	8	1,207
Toyota Motor Corp.	128	2,209
		39,606
Macau — 0.1%
Sands China Ltd. *	69	175
Netherlands — 4.3%
Adyen NV * (a)	—	382
ASML Holding NV	6	3,872
Heineken NV	10	838
Koninklijke Ahold Delhaize NV	15	490
Koninklijke KPN NV	236	922
NN Group NV	20	980
Wolters Kluwer NV	2	405
		7,889
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan International Equity Funds	25

JPMorgan International Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Singapore — 1.2%
DBS Group Holdings Ltd.	37	1,082
Oversea-Chinese Banking Corp. Ltd.	29	330
Sea Ltd., ADR *	5	434
United Overseas Bank Ltd.	14	350
		2,196
Spain — 2.2%
Banco Bilbao Vizcaya Argentaria SA	50	493
Banco Santander SA	385	1,882
Iberdrola SA	46	687
Industria de Diseno Textil SA	18	1,034
		4,096
Sweden — 2.3%
Atlas Copco AB, Class A	115	1,894
Sandvik AB	26	520
Volvo AB, Class B	68	1,765
		4,179
Switzerland — 5.1%
Cie Financiere Richemont SA (Registered)	9	1,320
Givaudan SA (Registered)	—	271
Julius Baer Group Ltd.	5	304
Lonza Group AG (Registered)	3	1,499
Novartis AG (Registered)	19	2,094
Sandoz Group AG	26	1,185
SGS SA (Registered)	4	468
Sika AG (Registered)	1	138
UBS Group AG (Registered)	22	661
Zurich Insurance Group AG	2	1,351
		9,291
United Kingdom — 12.1%
3i Group plc	42	1,738
AstraZeneca plc	23	3,275
Barclays plc	457	1,401
Berkeley Group Holdings plc	8	481
British American Tobacco plc	18	641
Centrica plc	611	925
DCC plc	2	115
Diageo plc	20	609
HSBC Holdings plc	173	1,586
InterContinental Hotels Group plc	8	863
Intertek Group plc	2	130
Lloyds Banking Group plc	1,818	1,248
London Stock Exchange Group plc	7	877
INVESTMENTS	SHARES (000)	VALUE ($000)

United Kingdom — continued
National Grid plc	45	565
Next plc	2	208
Reckitt Benckiser Group plc	8	492
RELX plc	50	2,308
Rolls-Royce Holdings plc *	26	178
Sage Group plc (The)	14	169
SSE plc	58	1,329
Standard Chartered plc	54	622
Taylor Wimpey plc	129	244
Tesco plc	240	1,058
Unilever plc	19	1,147
		22,209
United States — 10.7%
BP plc	405	1,978
CSL Ltd.	5	935
Ferrovial SE	11	458
GSK plc	68	1,234
Nestle SA (Registered)	41	3,856
Roche Holding AG	9	2,746
Sanofi SA	11	1,191
Schneider Electric SE	11	2,745
Shell plc	103	3,434
Stellantis NV	75	1,032
		19,609
Total Common Stocks (Cost $135,520)		174,222
	NO. OF CONTRACTS
Options Purchased — 2.1%
Put Options Purchased — 2.1%
United States — 2.1%
MSCI EAFE Index
12/31/2024 at USD 2,340.00, European Style
Notional Amount: USD (177,070)
Counterparty: Exchange-Traded * (Cost $2,344)	759	3,973
	SHARES (000)
Short-Term Investments — 0.8%
Investment Companies — 0.8%
JPMorgan Prime Money Market Fund Class IM Shares, 4.90% (b) (c) (Cost $1,422)	1,422	1,423
SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. Morgan International Equity Funds	October 31, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Total Investments — 98.1% (Cost $139,286)		179,618
Other Assets in Excess of Liabilities — 1.9%		3,413
NET ASSETS — 100.0%		183,031

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ADR	American Depositary Receipt
EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International
OYJ	Public Limited Company
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
USD	United States Dollar

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of October 31, 2024.
Summary of Investments by Industry, October 31, 2024
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	12.0%
Pharmaceuticals	10.8
Insurance	6.4
Semiconductors & Semiconductor Equipment	4.1
Oil, Gas & Consumable Fuels	4.0
Textiles, Apparel & Luxury Goods	2.9
Capital Markets	2.8
Food Products	2.6
Chemicals	2.6
Metals & Mining	2.6
Diversified Telecommunication Services	2.5
Machinery	2.5
Automobiles	2.4
Electrical Equipment	2.4
Multi-Utilities	2.3
Professional Services	2.3
Index Funds	2.2
Beverages	2.1
Industrial Conglomerates	2.1
Aerospace & Defense	1.8
Software	1.8
Automobile Components	1.6
Trading Companies & Distributors	1.4
IT Services	1.4
Household Durables	1.4
Construction & Engineering	1.4
Electric Utilities	1.3
Consumer Staples Distribution & Retail	1.3
Health Care Equipment & Supplies	1.2
Personal Care Products	1.2
Electronic Equipment, Instruments & Components	1.2
Broadline Retail	1.0
Others (each less than 1.0%)	9.6
Short-Term Investments	0.8
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan International Equity Funds	27

JPMorgan International Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
Futures contracts outstanding as of October 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI EAFE Index	19	12/20/2024	USD	2,237	(73)

Abbreviations
EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International
USD	United States Dollar

Written Call Options Contracts as of October 31, 2024 (amounts in thousands, except number of contracts):
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
MSCI EAFE Index	Exchange-Traded	759	USD 177,070	USD 2,610.00	12/31/2024	(99)
Written Put Options Contracts as of October 31, 2024 (amounts in thousands, except number of contracts):
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
MSCI EAFE Index	Exchange-Traded	759	USD 177,070	USD 1,975.00	12/31/2024	(436)
Total Written Options Contracts (Premiums Received $2,274)						(535)

Abbreviations
EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. Morgan International Equity Funds	October 31, 2024

STATEMENTS OF ASSETS AND LIABILITIES
AS OF October 31, 2024
(Amounts in thousands, except per share amounts)

	JPMorgan Developed International Value Fund	JPMorgan Emerging Markets Equity Fund	JPMorgan Emerging Markets Research Enhanced Equity Fund
ASSETS:
Investments in non-affiliates, at value	$603,856	$6,898,918	$2,109,301
Investments in affiliates, at value	31,322	89,919	47,163
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	1,743	—	25,964
Cash	61	341	263
Foreign currency, at value	471	322	54
Deposits at broker for futures contracts	1,015	—	1,057
Receivables:
Investment securities sold	472	—	—
Fund shares sold	680	7,193	38,386
Dividends from non-affiliates	2,742	6,573	2,158
Dividends from affiliates	136	166	120
Tax reclaims	2,078	281	130
Securities lending income (See Note 2.C.)	— (a)	9	39
Total Assets	644,576	7,003,722	2,224,635
LIABILITIES:
Payables:
Collateral received on securities loaned (See Note 2.C.)	1,743	—	25,964
Fund shares redeemed	394	23,818	93
Variation margin on futures contracts	138	—	113
IRS compliance fees for foreign withholding tax claims (See Note 2.K.)	3,804	—	—
Accrued liabilities:
Investment advisory fees	246	3,986	445
Administration fees	7	376	127
Distribution fees	56	90	—
Service fees	59	406	21
Custodian and accounting fees	34	702	334
Trustees’ and Chief Compliance Officer’s fees	— (a)	— (a)	— (a)
Deferred foreign capital gains tax	—	14,689	10,878
Other	213	456	138
Total Liabilities	6,694	44,523	38,113
Net Assets	$637,882	$6,959,199	$2,186,522

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan International Equity Funds	29

STATEMENTS OF ASSETS AND LIABILITIES
AS OF October 31, 2024 (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan Developed International Value Fund	JPMorgan Emerging Markets Equity Fund	JPMorgan Emerging Markets Research Enhanced Equity Fund
NET ASSETS:
Paid-in-Capital	$595,889	$5,765,666	$2,293,261
Total distributable earnings (loss)	41,993	1,193,533	(106,739)
Total Net Assets	$637,882	$6,959,199	$2,186,522
Net Assets:
Class A	$252,963	$324,604	$—
Class C	1,424	23,038	—
Class I	84,963	1,402,636	248,762
Class L	8,176	1,073,811	—
Class R2	637	481	—
Class R3	—	13,321	—
Class R4	—	2,642	—
Class R5	312	15,537	—
Class R6	289,407	4,103,129	1,937,760
Total	$637,882	$6,959,199	$2,186,522
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	17,403	10,573	—
Class C	101	787	—
Class I	5,660	44,486	14,505
Class L	548	33,787	—
Class R2	45	16	—
Class R3	—	438	—
Class R4	—	83	—
Class R5	21	489	—
Class R6	19,503	129,225	113,588
Net Asset Value (a):
Class A — Redemption price per share	$14.53	$30.70	$—
Class C — Offering price per share (b)	14.09	29.28	—
Class I — Offering and redemption price per share	15.01	31.53	17.15
Class L — Offering and redemption price per share	14.93	31.78	—
Class R2 — Offering and redemption price per share	14.24	30.16	—
Class R3 — Offering and redemption price per share	—	30.41	—
Class R4 — Offering and redemption price per share	—	31.37	—
Class R5 — Offering and redemption price per share	14.84	31.76	—
Class R6 — Offering and redemption price per share	14.84	31.75	17.06
Class A maximum sales charge	5.25%	5.25%	— %
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$15.34	$32.40	$—
Cost of investments in non-affiliates	$501,833	$5,015,090	$1,798,401
Cost of investments in affiliates	31,320	89,923	47,167
Cost of foreign currency	471	322	54
Investment securities on loan, at value (See Note 2.C.)	1,666	—	24,585
Cost of investment of cash collateral (See Note 2.C.)	1,743	—	25,964

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. Morgan International Equity Funds	October 31, 2024

	JPMorgan Europe Dynamic Fund	JPMorgan International Equity Fund	JPMorgan International Focus Fund	JPMorgan International Hedged Equity Fund
ASSETS:
Investments in non-affiliates, at value	$509,974	$4,120,756	$1,482,272	$174,222
Investments in affiliates, at value	3,146	90,815	26,162	1,423
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	—	73,806	49,416	—
Options purchased, at value	—	—	—	3,973
Cash	101	81	166	929
Foreign currency, at value	335	221	24	3
Deposits at broker for futures contracts	449	—	—	271
Receivables:
Investment securities sold	5,376	19,895	1,633	37
Fund shares sold	92	66,230	2,855	1,967
Dividends from non-affiliates	1,037	8,075	2,599	416
Dividends from affiliates	26	286	88	— (a)
Tax reclaims	2,904	7,930	4,078	546
Securities lending income (See Note 2.C.)	—	5	2	—
Total Assets	523,440	4,388,100	1,569,295	183,787
LIABILITIES:
Payables:
Investment securities purchased	3,527	21,406	3,629	—
Collateral received on securities loaned (See Note 2.C.)	—	73,806	49,416	—
Fund shares redeemed	83	3,807	1,164	34
Variation margin on futures contracts	38	—	—	8
Outstanding options written, at fair value	—	—	—	535
Accrued liabilities:
Investment advisory fees	270	1,615	668	19
Administration fees	34	129	15	—
Distribution fees	18	96	88	2
Service fees	34	209	170	37
Custodian and accounting fees	44	127	62	39
Trustees’ and Chief Compliance Officer’s fees	—	—	—	— (a)
Other	129	96	128	82
Total Liabilities	4,177	101,291	55,340	756
Net Assets	$519,263	$4,286,809	$1,513,955	$183,031

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan International Equity Funds	31

STATEMENTS OF ASSETS AND LIABILITIES
AS OF October 31, 2024 (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan Europe Dynamic Fund	JPMorgan International Equity Fund	JPMorgan International Focus Fund	JPMorgan International Hedged Equity Fund
NET ASSETS:
Paid-in-Capital	$496,836	$3,218,326	$1,313,993	$172,450
Total distributable earnings (loss)	22,427	1,068,483	199,962	10,581
Total Net Assets	$519,263	$4,286,809	$1,513,955	$183,031
Net Assets:
Class A	$79,387	$416,325	$364,538	$9,018
Class C	1,233	4,084	9,848	370
Class I	118,987	759,786	586,039	160,131
Class L	8,051	—	—	—
Class R2	—	3,371	2,988	—
Class R5	—	6,102	1,749	25
Class R6	311,605	3,097,141	548,793	13,487
Total	$519,263	$4,286,809	$1,513,955	$183,031
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	2,438	21,487	14,380	541
Class C	42	224	394	22
Class I	3,571	38,444	22,744	9,514
Class L	238	—	—	—
Class R2	—	174	119	—
Class R5	—	308	68	1
Class R6	9,268	156,038	21,273	799
Net Asset Value (a):
Class A — Redemption price per share	$32.56	$19.38	$25.35	$16.68
Class C — Offering price per share (b)	28.86	18.22	24.98	16.63
Class I — Offering and redemption price per share	33.32	19.76	25.77	16.83
Class L — Offering and redemption price per share	33.88	—	—	—
Class R2 — Offering and redemption price per share	—	19.40	25.10	—
Class R5 — Offering and redemption price per share	—	19.89	25.78	16.87
Class R6 — Offering and redemption price per share	33.62	19.85	25.80	16.88
Class A maximum sales charge	5.25%	5.25%	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$34.36	$20.45	$26.75	$17.60
Cost of investments in non-affiliates	$412,008	$3,002,985	$1,184,098	$135,520
Cost of investments in affiliates	3,146	90,822	26,161	1,422
Cost of options purchased	—	—	—	2,344
Cost of foreign currency	338	225	24	3
Investment securities on loan, at value (See Note 2.C.)	—	68,697	45,994	—
Cost of investment of cash collateral (See Note 2.C.)	—	73,806	49,416	—
Premiums received from options written	—	—	—	2,274

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. Morgan International Equity Funds	October 31, 2024

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED October 31, 2024
(Amounts in thousands)

	JPMorgan Developed International Value Fund	JPMorgan Emerging Markets Equity Fund	JPMorgan Emerging Markets Research Enhanced Equity Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$25	$3	$37
Interest income from affiliates	—	12	39
Dividend income from non-affiliates	26,991	174,349	62,069
Dividend income from affiliates	766	1,948	1,435
Income from securities lending (net) (See Note 2.C.)	7	56	198
Foreign taxes withheld (net)	(2,630)	(17,049)	(6,500)
IRS compliance fees for foreign withholding tax claims (See Note 2.K.)	(311)	—	—
Total investment income	24,848	159,319	57,278
EXPENSES:
Investment advisory fees	3,074	49,180	4,977
Administration fees	419	5,422	1,492
Distribution fees:
Class A	595	864	—
Class C	12	200	—
Class R2	3	3	—
Class R3	—	33	—
Service fees:
Class A	595	864	—
Class C	4	67	—
Class I	140	3,910	561
Class L	7	1,164	—
Class R2	2	1	—
Class R3	—	33	—
Class R4	—	7	—
Class R5	— (a)	15	—
Custodian and accounting fees	140	2,408	1,288
Interest expense to affiliates	— (a)	134	86
Professional fees	75	208	188
Trustees’ and Chief Compliance Officer’s fees	27	49	31
Printing and mailing costs	104	521	79
Registration and filing fees	136	65	66
Transfer agency fees (See Note 2.I.)	28	247	41
Other	20	80	28
Total expenses	5,381	65,475	8,837
Less fees waived	(1,115)	(1,954)	(1,616)
Less expense reimbursements	(7)	(126)	—
Net expenses	4,259	63,395	7,221
Net investment income (loss)	20,589	95,924	50,057

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan International Equity Funds	33

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED October 31, 2024 (continued)
(Amounts in thousands)
	JPMorgan Developed International Value Fund	JPMorgan Emerging Markets Equity Fund	JPMorgan Emerging Markets Research Enhanced Equity Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$24,538	$(102,616)(a)	$(41,375)(b)
Investments in affiliates	3	(30)	10
Futures contracts	(909)	—	(1,252)
Foreign currency transactions	131	10,471	(463)
Net realized gain (loss)	23,763	(92,175)	(43,080)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	64,066	1,283,548 (c)	369,579 (d)
Investments in affiliates	(1)	(7)	(7)
Futures contracts	57	—	383
Foreign currency translations	11	(11,678)	(66)
Change in net unrealized appreciation/depreciation	64,133	1,271,863	369,889
Net realized/unrealized gains (losses)	87,896	1,179,688	326,809
Change in net assets resulting from operations	$108,485	$1,275,612	$376,866

(a)
Net of foreign capital gains tax of $(21,406).
(b)
Net of foreign capital gains tax of $(4,789).
(c)
Net of change in foreign capital gains tax of $2,150.
(d)
Net of change in foreign capital gains tax of $(8,308).
SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. Morgan International Equity Funds	October 31, 2024

	JPMorgan Europe Dynamic Fund	JPMorgan International Equity Fund	JPMorgan International Focus Fund	JPMorgan International Hedged Equity Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$582	$880	$—	$15
Interest income from affiliates	2	—	2	17
Dividend income from non-affiliates	17,129	125,107	39,707	5,036
Dividend income from affiliates	502	4,047	1,433	270
Income from securities lending (net) (See Note 2.C.)	41	490	76	—
Foreign taxes withheld (net)	(1,747)	(11,949)	(3,204)	(450)
Total investment income	16,509	118,575	38,014	4,888
EXPENSES:
Investment advisory fees	3,212	22,103	9,256	419
Administration fees	401	3,314	1,156	126
Distribution fees:
Class A	198	1,034	898	23
Class C	12	37	84	3
Class R2	—	17	11	—
Service fees:
Class A	198	1,034	898	23
Class C	4	12	28	1
Class I	287	2,058	1,526	372
Class L	8	—	—	—
Class R2	—	8	5	—
Class R5	—	7	2	— (a)
Custodian and accounting fees	151	532	262	126
Interest expense to affiliates	41	91	15	4
Professional fees	172	86	101	110
Trustees’ and Chief Compliance Officer’s fees	27	39	30	25
Printing and mailing costs	14	270	109	37
Registration and filing fees	68	121	135	88
Transfer agency fees (See Note 2.I.)	23	105	71	5
Other	20	65	26	14
Total expenses	4,836	30,933	14,613	1,376
Less fees waived	(76)	(5,297)	(3,210)	(369)
Less expense reimbursements	—	(14)	— (a)	(1)
Net expenses	4,760	25,622	11,403	1,006
Net investment income (loss)	11,749	92,953	26,611	3,882

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan International Equity Funds	35

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED October 31, 2024 (continued)
(Amounts in thousands)
	JPMorgan Europe Dynamic Fund	JPMorgan International Equity Fund	JPMorgan International Focus Fund	JPMorgan International Hedged Equity Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$59,622	$124,081	$67,297	$2,782
Investments in affiliates	2	17	1	(2)
Options purchased	—	—	—	(5,527)
Futures contracts	1,673	—	—	543
Foreign currency transactions	(175)	267	216	(40)
Options written	—	—	—	(2,729)
Net realized gain (loss)	61,122	124,365	67,514	(4,973)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	53,213	571,636	163,610	20,706
Investments in affiliates	(1)	(16)	(5)	1
Options purchased	—	—	—	737
Futures contracts	(204)	—	—	102
Foreign currency translations	108	(32)	23	(4)
Options written	—	—	—	640
Change in net unrealized appreciation/depreciation	53,116	571,588	163,628	22,182
Net realized/unrealized gains (losses)	114,238	695,953	231,142	17,209
Change in net assets resulting from operations	$125,987	$788,906	$257,753	$21,091
SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. Morgan International Equity Funds	October 31, 2024

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan Developed International Value Fund		JPMorgan Emerging Markets Equity Fund
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2024	Year Ended October 31, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$20,589	$20,049	$95,924	$71,043
Net realized gain (loss)	23,763	189	(92,175)	(228,393)
Change in net unrealized appreciation/depreciation	64,133	57,051	1,271,863	942,928
Change in net assets resulting from operations	108,485	77,289	1,275,612	785,578
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(10,586)	(6,454)	(4,482)	(384)
Class C	(69)	(62)	(208)	—
Class I	(2,239)	(1,187)	(24,555)	(7,387)
Class L	(352)	(233)	(19,418)	(7,477)
Class R2	(26)	(18)	(5)	—
Class R3	—	—	(162)	(23)
Class R4	—	—	(40)	(12)
Class R5	(3)	(1)	(239)	(79)
Class R6	(11,620)	(7,227)	(70,543)	(27,239)
Total distributions to shareholders	(24,895)	(15,182)	(119,652)	(42,601)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	95,033	39,275	(1,277,475)	(817,259)
NET ASSETS:
Change in net assets	178,623	101,382	(121,515)	(74,282)
Beginning of period	459,259	357,877	7,080,714	7,154,996
End of period	$637,882	$459,259	$6,959,199	$7,080,714
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan International Equity Funds	37

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Emerging Markets Research Enhanced Equity Fund		JPMorgan Europe Dynamic Fund
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2024	Year Ended October 31, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$50,057	$53,489	$11,749	$12,917
Net realized gain (loss)	(43,080)	(132,105)	61,122	18,187
Change in net unrealized appreciation/depreciation	369,889	468,963	53,116	49,767
Change in net assets resulting from operations	376,866	390,347	125,987	80,871
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	—	—	(2,268)	(540)
Class C	—	—	(37)	(9)
Class I	(6,248)	(5,178)	(3,418)	(865)
Class L	—	—	(249)	(134)
Class R6	(53,977)	(62,562)	(11,541)	(4,738)
Total distributions to shareholders	(60,225)	(67,740)	(17,513)	(6,286)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	169,550	(1,272,844)	(87,886)	(115,491)
NET ASSETS:
Change in net assets	486,191	(950,237)	20,588	(40,906)
Beginning of period	1,700,331	2,650,568	498,675	539,581
End of period	$2,186,522	$1,700,331	$519,263	$498,675
SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. Morgan International Equity Funds	October 31, 2024

	JPMorgan International Equity Fund		JPMorgan International Focus Fund
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2024	Year Ended October 31, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$92,953	$98,980	$26,611	$26,199
Net realized gain (loss)	124,365	27,467	67,514	22,983
Change in net unrealized appreciation/depreciation	571,588	469,105	163,628	118,909
Change in net assets resulting from operations	788,906	595,552	257,753	168,091
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(7,909)	(8,012)	(6,061)	(8,789)
Class C	(77)	(129)	(125)	(418)
Class I	(18,124)	(14,197)	(11,800)	(18,427)
Class R2	(4)	(395)	(29)	(49)
Class R5	(165)	(260)	(41)	(141)
Class R6	(75,777)	(91,479)	(11,847)	(17,325)
Total distributions to shareholders	(102,056)	(114,472)	(29,903)	(45,149)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(346,288)	(346,023)	(59,282)	127,664
NET ASSETS:
Change in net assets	340,562	135,057	168,568	250,606
Beginning of period	3,946,247	3,811,190	1,345,387	1,094,781
End of period	$4,286,809	$3,946,247	$1,513,955	$1,345,387
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan International Equity Funds	39

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan International Hedged Equity Fund
	Year Ended October 31, 2024	Year Ended October 31, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$3,882	$3,570
Net realized gain (loss)	(4,973)	(23,017)
Change in net unrealized appreciation/depreciation	22,182	32,259
Change in net assets resulting from operations	21,091	12,812
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(226)	(227)
Class C	(6)	(3)
Class I	(3,962)	(3,209)
Class R5	— (a)	(1)
Class R6	(49)	(9)
Total distributions to shareholders	(4,243)	(3,449)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	21,355	(25,742)
NET ASSETS:
Change in net assets	38,203	(16,379)
Beginning of period	144,828	161,207
End of period	$183,031	$144,828

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. Morgan International Equity Funds	October 31, 2024

	JPMorgan Developed International Value Fund		JPMorgan Emerging Markets Equity Fund
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2024	Year Ended October 31, 2023
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$41,986	$39,701	$42,721	$49,794
Distributions reinvested	10,508	6,407	4,367	374
Cost of shares redeemed	(37,674)	(32,052)	(108,478)	(115,132)
Change in net assets resulting from Class A capital transactions	14,820	14,056	(61,390)	(64,964)
Class C
Proceeds from shares issued	282	544	445	499
Distributions reinvested	59	55	197	—
Cost of shares redeemed	(806)	(1,076)	(10,662)	(12,031)
Change in net assets resulting from Class C capital transactions	(465)	(477)	(10,020)	(11,532)
Class I
Proceeds from shares issued	59,054	23,110	225,947	467,480
Distributions reinvested	2,218	1,171	22,774	6,911
Cost of shares redeemed	(26,457)	(15,875)	(711,852)	(935,975)
Change in net assets resulting from Class I capital transactions	34,815	8,406	(463,131)	(461,584)
Class L
Proceeds from shares issued	1,517	400	182,570	301,774
Distributions reinvested	332	218	18,145	7,297
Cost of shares redeemed	(1,029)	(829)	(513,503)	(533,564)
Change in net assets resulting from Class L capital transactions	820	(211)	(312,788)	(224,493)
Class R2
Proceeds from shares issued	135	57	212	84
Distributions reinvested	26	18	5	—
Cost of shares redeemed	(134)	(98)	(287)	(59)
Change in net assets resulting from Class R2 capital transactions	27	(23)	(70)	25
Class R3
Proceeds from shares issued	—	—	3,187	3,593
Distributions reinvested	—	—	49	9
Cost of shares redeemed	—	—	(3,458)	(4,480)
Change in net assets resulting from Class R3 capital transactions	—	—	(222)	(878)
Class R4
Proceeds from shares issued	—	—	628	652
Distributions reinvested	—	—	40	12
Cost of shares redeemed	—	—	(992)	(892)
Change in net assets resulting from Class R4 capital transactions	—	—	(324)	(228)
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan International Equity Funds	41

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Developed International Value Fund		JPMorgan Emerging Markets Equity Fund
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2024	Year Ended October 31, 2023
CAPITAL TRANSACTIONS: (continued)
Class R5
Proceeds from shares issued	$291	$362	$2,766	$2,981
Distributions reinvested	3	1	224	74
Cost of shares redeemed	(33)	(358)	(3,394)	(3,422)
Change in net assets resulting from Class R5 capital transactions	261	5	(404)	(367)
Class R6
Proceeds from shares issued	91,811	63,520	758,662	1,056,765
Distributions reinvested	11,565	7,192	64,168	24,824
Cost of shares redeemed	(58,621)	(53,193)	(1,251,956)	(1,134,827)
Change in net assets resulting from Class R6 capital transactions	44,755	17,519	(429,126)	(53,238)
Total change in net assets resulting from capital transactions	$95,033	$39,275	$(1,277,475)	$(817,259)
SHARE TRANSACTIONS:
Class A
Issued	2,982	3,205	1,460	1,761
Reinvested	822	558	156	14
Redeemed	(2,714)	(2,596)	(3,691)	(4,143)
Change in Class A Shares	1,090	1,167	(2,075)	(2,368)
Class C
Issued	20	45	17	19
Reinvested	5	5	7	—
Redeemed	(60)	(89)	(380)	(453)
Change in Class C Shares	(35)	(39)	(356)	(434)
Class I
Issued	3,943	1,769	7,545	16,052
Reinvested	168	99	795	248
Redeemed	(1,799)	(1,260)	(23,723)	(32,869)
Change in Class I Shares	2,312	608	(15,383)	(16,569)
Class L
Issued	106	31	6,055	10,413
Reinvested	25	19	629	260
Redeemed	(72)	(65)	(16,978)	(18,534)
Change in Class L Shares	59	(15)	(10,294)	(7,861)
Class R2
Issued	10	5	8	3
Reinvested	2	1	— (a)	—
Redeemed	(9)	(8)	(10)	(2)
Change in Class R2 Shares	3	(2)	(2)	1

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. Morgan International Equity Funds	October 31, 2024

	JPMorgan Developed International Value Fund		JPMorgan Emerging Markets Equity Fund
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2024	Year Ended October 31, 2023
SHARE TRANSACTIONS: (continued)
Class R3
Issued	—	—	109	130
Reinvested	—	—	2	— (a)
Redeemed	—	—	(118)	(158)
Change in Class R3 Shares	—	—	(7)	(28)
Class R4
Issued	—	—	20	23
Reinvested	—	—	2	— (a)
Redeemed	—	—	(33)	(31)
Change in Class R4 Shares	—	—	(11)	(8)
Class R5
Issued	19	29	90	104
Reinvested	— (a)	— (a)	8	2
Redeemed	(2)	(28)	(110)	(119)
Change in Class R5 Shares	17	1	(12)	(13)
Class R6
Issued	6,390	5,048	24,769	36,434
Reinvested	890	617	2,227	885
Redeemed	(4,124)	(4,205)	(41,258)	(38,849)
Change in Class R6 Shares	3,156	1,460	(14,262)	(1,530)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan International Equity Funds	43

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Emerging Markets Research Enhanced Equity Fund		JPMorgan Europe Dynamic Fund
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2024	Year Ended October 31, 2023
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$—	$—	$3,881	$6,826
Distributions reinvested	—	—	2,182	515
Cost of shares redeemed	—	—	(10,297)	(11,643)
Change in net assets resulting from Class A capital transactions	—	—	(4,234)	(4,302)
Class C
Proceeds from shares issued	—	—	91	179
Distributions reinvested	—	—	36	8
Cost of shares redeemed	—	—	(1,527)	(3,875)
Change in net assets resulting from Class C capital transactions	—	—	(1,400)	(3,688)
Class I
Proceeds from shares issued	112,941	142,869	16,553	26,400
Distributions reinvested	6,247	5,178	3,221	833
Cost of shares redeemed	(60,063)	(181,191)	(20,938)	(22,983)
Change in net assets resulting from Class I capital transactions	59,125	(33,144)	(1,164)	4,250
Class L
Proceeds from shares issued	—	—	515	1,271
Distributions reinvested	—	—	243	133
Cost of shares redeemed	—	—	(1,416)	(12,365)
Change in net assets resulting from Class L capital transactions	—	—	(658)	(10,961)
Class R6
Proceeds from shares issued	467,274	349,883	3,695	17,717
Distributions reinvested	53,457	62,082	11,541	4,738
Cost of shares redeemed	(410,306)	(1,651,665)	(95,666)	(123,245)
Change in net assets resulting from Class R6 capital transactions	110,425	(1,239,700)	(80,430)	(100,790)
Total change in net assets resulting from capital transactions	$169,550	$(1,272,844)	$(87,886)	$(115,491)
SHARE TRANSACTIONS:
Class A
Issued	—	—	125	246
Reinvested	—	—	75	20
Redeemed	—	—	(332)	(420)
Change in Class A Shares	—	—	(132)	(154)
Class C
Issued	—	—	2	8
Reinvested	—	—	1	— (a)
Redeemed	—	—	(56)	(157)
Change in Class C Shares	—	—	(53)	(149)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. Morgan International Equity Funds	October 31, 2024

	JPMorgan Emerging Markets Research Enhanced Equity Fund		JPMorgan Europe Dynamic Fund
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2024	Year Ended October 31, 2023
SHARE TRANSACTIONS: (continued)
Class I
Issued	7,064	9,263	511	944
Reinvested	415	352	108	32
Redeemed	(3,715)	(11,731)	(663)	(816)
Change in Class I Shares	3,764	(2,116)	(44)	160
Class L
Issued	—	—	16	44
Reinvested	—	—	8	5
Redeemed	—	—	(44)	(425)
Change in Class L Shares	—	—	(20)	(376)
Class R6
Issued	28,681	22,884	124	615
Reinvested	3,573	4,243	385	179
Redeemed	(25,890)	(106,683)	(2,944)	(4,260)
Change in Class R6 Shares	6,364	(79,556)	(2,435)	(3,466)
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan International Equity Funds	45

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan International Equity Fund		JPMorgan International Focus Fund
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2024	Year Ended October 31, 2023
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$68,919	$67,059	$69,881	$85,790
Distributions reinvested	7,875	7,969	6,030	8,751
Cost of shares redeemed	(72,374)	(64,229)	(62,276)	(56,112)
Change in net assets resulting from Class A capital transactions	4,420	10,799	13,635	38,429
Class C
Proceeds from shares issued	777	867	1,184	783
Distributions reinvested	76	128	125	416
Cost of shares redeemed	(2,392)	(3,245)	(5,516)	(4,802)
Change in net assets resulting from Class C capital transactions	(1,539)	(2,250)	(4,207)	(3,603)
Class I
Proceeds from shares issued	228,483	416,410	124,040	250,192
Distributions reinvested	18,106	14,180	11,004	17,200
Cost of shares redeemed	(351,725)	(262,107)	(180,513)	(212,800)
Change in net assets resulting from Class I capital transactions	(105,136)	168,483	(45,469)	54,592
Class R2
Proceeds from shares issued	989	2,493	1,647	289
Distributions reinvested	4	395	29	49
Cost of shares redeemed	(1,064)	(19,975)	(256)	(671)
Change in net assets resulting from Class R2 capital transactions	(71)	(17,087)	1,420	(333)
Class R5
Proceeds from shares issued	884	2,351	251	1,963
Distributions reinvested	153	248	41	141
Cost of shares redeemed	(2,579)	(5,489)	(682)	(2,731)
Change in net assets resulting from Class R5 capital transactions	(1,542)	(2,890)	(390)	(627)
Class R6
Proceeds from shares issued	424,215	686,025	85,161	139,198
Distributions reinvested	74,307	89,967	11,840	17,306
Cost of shares redeemed	(740,942)	(1,279,070)	(121,272)	(117,298)
Change in net assets resulting from Class R6 capital transactions	(242,420)	(503,078)	(24,271)	39,206
Total change in net assets resulting from capital transactions	$(346,288)	$(346,023)	$(59,282)	$127,664
SHARE TRANSACTIONS:
Class A
Issued	3,579	3,846	2,800	3,784
Reinvested	437	496	255	414
Redeemed	(3,768)	(3,730)	(2,481)	(2,509)
Change in Class A Shares	248	612	574	1,689
SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. Morgan International Equity Funds	October 31, 2024

	JPMorgan International Equity Fund		JPMorgan International Focus Fund
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2024	Year Ended October 31, 2023
SHARE TRANSACTIONS: (continued)
Class C
Issued	42	54	48	36
Reinvested	5	8	5	20
Redeemed	(131)	(200)	(228)	(216)
Change in Class C Shares	(84)	(138)	(175)	(160)
Class I
Issued	11,696	23,602	4,903	11,292
Reinvested	986	867	460	803
Redeemed	(17,846)	(15,035)	(7,101)	(9,427)
Change in Class I Shares	(5,164)	9,434	(1,738)	2,668
Class R2
Issued	53	147	67	13
Reinvested	— (a)	25	1	2
Redeemed	(56)	(1,148)	(10)	(30)
Change in Class R2 Shares	(3)	(976)	58	(15)
Class R5
Issued	46	134	10	94
Reinvested	8	15	2	6
Redeemed	(132)	(314)	(27)	(116)
Change in Class R5 Shares	(78)	(165)	(15)	(16)
Class R6
Issued	21,569	39,222	3,345	6,016
Reinvested	4,038	5,486	495	808
Redeemed	(37,681)	(72,782)	(4,723)	(5,088)
Change in Class R6 Shares	(12,074)	(28,074)	(883)	1,736

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan International Equity Funds	47

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan International Hedged Equity Fund
	Year Ended October 31, 2024	Year Ended October 31, 2023
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$769	$7,217
Distributions reinvested	226	227
Cost of shares redeemed	(2,130)	(2,755)
Change in net assets resulting from Class A capital transactions	(1,135)	4,689
Class C
Proceeds from shares issued	203	106
Distributions reinvested	6	3
Cost of shares redeemed	(135)	(95)
Change in net assets resulting from Class C capital transactions	74	14
Class I
Proceeds from shares issued	64,054	56,484
Distributions reinvested	3,288	2,765
Cost of shares redeemed	(56,268)	(91,013)
Change in net assets resulting from Class I capital transactions	11,074	(31,764)
Class R5
Distributions reinvested	— (a)	— (a)
Change in net assets resulting from Class R5 capital transactions	— (a)	— (a)
Class R6
Proceeds from shares issued	13,083	1,437
Distributions reinvested	49	9
Cost of shares redeemed	(1,790)	(127)
Change in net assets resulting from Class R6 capital transactions	11,342	1,319
Total change in net assets resulting from capital transactions	$21,355	$(25,742)
SHARE TRANSACTIONS:
Class A
Issued	47	489
Reinvested	15	16
Redeemed	(133)	(180)
Change in Class A Shares	(71)	325
Class C
Issued	12	8
Reinvested	— (a)	— (a)
Redeemed	(8)	(7)
Change in Class C Shares	4	1

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. Morgan International Equity Funds	October 31, 2024

	JPMorgan International Hedged Equity Fund
	Year Ended October 31, 2024	Year Ended October 31, 2023
SHARE TRANSACTIONS: (continued)
Class I
Issued	3,846	3,657
Reinvested	210	192
Redeemed	(3,447)	(6,004)
Change in Class I Shares	609	(2,155)
Class R5
Reinvested	— (a)	— (a)
Change in Class R5 Shares	— (a)	— (a)
Class R6
Issued	794	92
Reinvested	3	— (a)
Redeemed	(106)	(8)
Change in Class R6 Shares	691	84

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan International Equity Funds	49

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Developed International Value Fund
Class A
Year Ended October 31, 2024	$12.37	$0.48	$2.33	$2.81	$(0.65)
Year Ended October 31, 2023	10.57	0.53 (d)	1.70	2.23	(0.43)
Year Ended October 31, 2022	13.46	0.44	(2.72)	(2.28)	(0.61)
Year Ended October 31, 2021	9.46	0.43 (e)	3.89	4.32	(0.32)
Year Ended October 31, 2020	12.22	0.28	(2.55)	(2.27)	(0.49)
Class C
Year Ended October 31, 2024	11.99	0.39	2.27	2.66	(0.56)
Year Ended October 31, 2023	10.23	0.46 (d)	1.65	2.11	(0.35)
Year Ended October 31, 2022	13.02	0.35	(2.62)	(2.27)	(0.52)
Year Ended October 31, 2021	9.14	0.33 (e)	3.79	4.12	(0.24)
Year Ended October 31, 2020	11.81	0.21	(2.47)	(2.26)	(0.41)
Class I
Year Ended October 31, 2024	12.76	0.54	2.39	2.93	(0.68)
Year Ended October 31, 2023	10.88	0.58 (d)	1.75	2.33	(0.45)
Year Ended October 31, 2022	13.84	0.49	(2.81)	(2.32)	(0.64)
Year Ended October 31, 2021	9.72	0.47 (e)	3.99	4.46	(0.34)
Year Ended October 31, 2020	12.54	0.31	(2.61)	(2.30)	(0.52)
Class L
Year Ended October 31, 2024	12.69	0.55	2.38	2.93	(0.69)
Year Ended October 31, 2023	10.83	0.59 (d)	1.74	2.33	(0.47)
Year Ended October 31, 2022	13.78	0.49	(2.79)	(2.30)	(0.65)
Year Ended October 31, 2021	9.66	0.47 (e)	3.99	4.46	(0.34)
Year Ended October 31, 2020	12.47	0.30	(2.58)	(2.28)	(0.53)
Class R2
Year Ended October 31, 2024	12.14	0.43	2.28	2.71	(0.61)
Year Ended October 31, 2023	10.37	0.48 (d)	1.68	2.16	(0.39)
Year Ended October 31, 2022	13.22	0.40	(2.68)	(2.28)	(0.57)
Year Ended October 31, 2021	9.29	0.39 (e)	3.82	4.21	(0.28)
Year Ended October 31, 2020	11.96	0.24	(2.51)	(2.27)	(0.40)
Class R5
Year Ended October 31, 2024	12.62	0.55	2.34	2.89	(0.67)
Year Ended October 31, 2023	10.75	0.71 (d)	1.63	2.34	(0.47)
Year Ended October 31, 2022	13.67	0.52	(2.80)	(2.28)	(0.64)
Year Ended October 31, 2021	9.60	0.41 (e)	4.02	4.43	(0.36)
Year Ended October 31, 2020	12.40	0.33	(2.59)	(2.26)	(0.54)
SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. Morgan International Equity Funds	October 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$14.53	23.40%	$252,963	1.00%	3.42%	1.22%	50%
12.37	21.38	201,868	0.99	4.29 (d)	1.26	34
10.57	(17.56)	160,039	0.98	3.71	1.23	26
13.46	46.20	187,774	1.00	3.39 (e)	1.24	33
9.46	(19.51)	125,744	1.00	2.66	1.26	59

14.09	22.77	1,424	1.50	2.90	1.80	50
11.99	20.89	1,631	1.49	3.83 (d)	1.80	34
10.23	(18.04)	1,791	1.49	3.01	1.76	26
13.02	45.54	3,923	1.50	2.70 (e)	1.77	33
9.14	(19.94)	4,202	1.50	2.07	1.78	59

15.01	23.71	84,963	0.75	3.70	0.97	50
12.76	21.77	42,728	0.74	4.52 (d)	1.01	34
10.88	(17.38)	29,816	0.73	4.00	0.98	26
13.84	46.51	39,188	0.75	3.58 (e)	0.99	33
9.72	(19.31)	26,805	0.75	2.88	1.02	59

14.93	23.85	8,176	0.65	3.83	0.82	50
12.69	21.83	6,205	0.65	4.65 (d)	0.86	34
10.83	(17.31)	5,451	0.63	4.04	0.83	26
13.78	46.77	7,042	0.66	3.66 (e)	0.84	33
9.66	(19.25)	5,585	0.65	2.72	0.85	59

14.24	22.98	637	1.30	3.16	1.59	50
12.14	21.16	511	1.29	3.98 (d)	1.60	34
10.37	(17.88)	454	1.28	3.41	1.58	26
13.22	45.84	514	1.30	3.14 (e)	1.59	33
9.29	(19.74)	412	1.30	2.27	1.61	59

14.84	23.66	312	0.64	3.79	0.82	50
12.62	22.09	49	0.65	5.63 (d)	0.86	34
10.75	(17.31)	29	0.63	4.23	0.83	26
13.67	46.74	67	0.65	3.24 (e)	0.85	33
9.60	(19.26)	77	0.65	3.13	0.86	59
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan International Equity Funds	51

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Developed International Value Fund (continued)
Class R6
Year Ended October 31, 2024	$12.62	$0.56	$2.36	$2.92	$(0.70)
Year Ended October 31, 2023	10.77	0.60 (d)	1.73	2.33	(0.48)
Year Ended October 31, 2022	13.71	0.50	(2.77)	(2.27)	(0.67)
Year Ended October 31, 2021	9.62	0.49 (e)	3.97	4.46	(0.37)
Year Ended October 31, 2020	12.43	0.34	(2.60)	(2.26)	(0.55)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)
Reflects income from foreign withholding tax claims, including related interest income, less IRS compliance fees. Had the Fund not received these proceeds, the net investment income (loss) per share would have been $0.46, $0.39, $0.51, $0.52, $0.41, $0.64 and $0.53 for Class A, Class C, Class I, Class L, Class R2, Class R5
and Class R6, respectively, and the net investment income (loss) ratios would have been 3.73%, 3.27%, 3.96%, 4.09%, 3.42%, 5.07% and 4.20% for Class A,
Class C, Class I, Class L, Class R2, Class R5 and Class R6, respectively.

(e)
Reflects income from foreign withholding tax claims, including related interest income, less IRS compliance fees. Without these proceeds, the net investment income (loss) per share would have been $0.38, $0.28, $0.42, $0.41, $0.34, $0.35 and $0.44 for Class A, Class C, Class I, Class L, Class R2, Class R5, and
Class R6,respectively, and the net investment income (loss) ratios would have been 3.00%, 2.26%, 3.19%, 3.23%, 2.72%, 2.80% and 3.44% for Class A, Class C,
Class I, Class L, Class R2, Class R5, and Class R6, respectively.

SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. Morgan International Equity Funds	October 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$14.84	23.95%	$289,407	0.55%	3.93%	0.72%	50%
12.62	21.99	206,267	0.54	4.76 (d)	0.76	34
10.77	(17.23)	160,297	0.52	4.19	0.72	26
13.71	46.99	158,191	0.55	3.83 (e)	0.73	33
9.62	(19.22)	105,039	0.55	3.18	0.76	59

SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan International Equity Funds	53

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Emerging Markets Equity Fund
Class A
Year Ended October 31, 2024	$26.20	$0.29	$4.57	$4.86	$(0.36)	$—	$(0.36)
Year Ended October 31, 2023	23.85	0.15	2.23	2.38	(0.03)	—	(0.03)
Year Ended October 31, 2022	40.54	0.06	(15.42)	(15.36)	(0.07)	(1.26)	(1.33)
Year Ended October 31, 2021	36.44	(0.14)	4.24	4.10	—	—	—
Year Ended October 31, 2020	30.07	(0.02)	6.56	6.54	(0.17)	—	(0.17)
Class C
Year Ended October 31, 2024	24.97	0.13	4.37	4.50	(0.19)	—	(0.19)
Year Ended October 31, 2023	22.82	—	2.15	2.15	—	—	—
Year Ended October 31, 2022	38.96	(0.10)	(14.78)	(14.88)	—	(1.26)	(1.26)
Year Ended October 31, 2021	35.20	(0.34)	4.10	3.76	—	—	—
Year Ended October 31, 2020	29.07	(0.18)	6.35	6.17	(0.04)	—	(0.04)
Class I
Year Ended October 31, 2024	26.90	0.37	4.69	5.06	(0.43)	—	(0.43)
Year Ended October 31, 2023	24.48	0.22	2.30	2.52	(0.10)	—	(0.10)
Year Ended October 31, 2022	41.60	0.12	(15.81)	(15.69)	(0.17)	(1.26)	(1.43)
Year Ended October 31, 2021	37.34	(0.04)	4.34	4.30	(0.04)	—	(0.04)
Year Ended October 31, 2020	30.79	0.05	6.75	6.80	(0.25)	—	(0.25)
Class L
Year Ended October 31, 2024	27.11	0.40	4.73	5.13	(0.46)	—	(0.46)
Year Ended October 31, 2023	24.70	0.26	2.30	2.56	(0.15)	—	(0.15)
Year Ended October 31, 2022	41.96	0.17	(15.95)	(15.78)	(0.22)	(1.26)	(1.48)
Year Ended October 31, 2021	37.64	0.01	4.37	4.38	(0.06)	—	(0.06)
Year Ended October 31, 2020	31.03	0.08	6.80	6.88	(0.27)	—	(0.27)
Class R2
Year Ended October 31, 2024	25.76	0.19	4.50	4.69	(0.29)	—	(0.29)
Year Ended October 31, 2023	23.49	0.07	2.20	2.27	—	—	—
Year Ended October 31, 2022	39.99	(0.02)	(15.22)	(15.24)	—	(1.26)	(1.26)
Year Ended October 31, 2021	36.06	(0.26)	4.19	3.93	—	—	—
Year Ended October 31, 2020	29.78	(0.13)	6.52	6.39	(0.11)	—	(0.11)
Class R3
Year Ended October 31, 2024	25.97	0.27	4.53	4.80	(0.36)	—	(0.36)
Year Ended October 31, 2023	23.67	0.13	2.22	2.35	(0.05)	—	(0.05)
Year Ended October 31, 2022	40.30	0.06	(15.32)	(15.26)	(0.11)	(1.26)	(1.37)
Year Ended October 31, 2021	36.25	(0.15)	4.20	4.05	—	—	—
Year Ended October 31, 2020	29.96	(0.05)	6.55	6.50	(0.21)	—	(0.21)
Class R4
Year Ended October 31, 2024	26.77	0.35	4.67	5.02	(0.42)	—	(0.42)
Year Ended October 31, 2023	24.39	0.21	2.28	2.49	(0.11)	—	(0.11)
Year Ended October 31, 2022	41.45	0.13	(15.77)	(15.64)	(0.16)	(1.26)	(1.42)
Year Ended October 31, 2021	37.20	(0.05)	4.32	4.27	(0.02)	—	(0.02)
Year Ended October 31, 2020	30.68	0.04	6.70	6.74	(0.22)	—	(0.22)
Class R5
Year Ended October 31, 2024	27.10	0.40	4.73	5.13	(0.47)	—	(0.47)
Year Ended October 31, 2023	24.69	0.26	2.31	2.57	(0.16)	—	(0.16)
Year Ended October 31, 2022	41.88	0.18	(15.96)	(15.78)	(0.15)	(1.26)	(1.41)
Year Ended October 31, 2021	37.56	0.01	4.36	4.37	(0.05)	—	(0.05)
Year Ended October 31, 2020	30.96	0.08	6.78	6.86	(0.26)	—	(0.26)
SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. Morgan International Equity Funds	October 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$30.70	18.69%	$324,604	1.24%	0.97%	1.31%	36%
26.20	9.96	331,397	1.24	0.52	1.31	29
23.85	(39.06)	358,077	1.25	0.19	1.33	18
40.54	11.25	702,288	1.24	(0.33)	1.30	25
36.44	21.84	578,112	1.24	(0.06)	1.33	15

29.28	18.10	23,038	1.74	0.46	1.82	36
24.97	9.42	28,563	1.74	(0.01)	1.82	29
22.82	(39.36)	35,997	1.75	(0.35)	1.83	18
38.96	10.68	82,409	1.74	(0.83)	1.80	25
35.20	21.24	72,364	1.74	(0.58)	1.83	15

31.53	18.97	1,402,636	0.99	1.21	1.06	36
26.90	10.29	1,610,205	0.99	0.77	1.06	29
24.48	(38.92)	1,871,401	1.00	0.37	1.07	18
41.60	11.51	4,753,438	0.99	(0.09)	1.05	25
37.34	22.19	4,016,180	0.99	0.15	1.07	15

31.78	19.11	1,073,811	0.89	1.31	0.90	36
27.11	10.35	1,195,188	0.89	0.88	0.91	29
24.70	(38.84)	1,282,832	0.90	0.53	0.92	18
41.96	11.63	2,598,326	0.89	0.02	0.90	25
37.64	22.29	1,877,489	0.89	0.25	0.92	15

30.16	18.32	481	1.54	0.64	1.85	36
25.76	9.66	471	1.54	0.26	1.84	29
23.49	(39.24)	407	1.55	(0.07)	1.83	18
39.99	10.90	585	1.54	(0.63)	1.78	25
36.06	21.51	414	1.54	(0.41)	2.00	15

30.41	18.62	13,321	1.29	0.93	1.31	36
25.97	9.91	11,548	1.29	0.47	1.31	29
23.67	(39.08)	11,182	1.30	0.19	1.32	18
40.30	11.17	14,918	1.29	(0.36)	1.30	25
36.25	21.80	5,797	1.29	(0.15)	1.33	15

31.37	18.91	2,642	1.04	1.17	1.07	36
26.77	10.21	2,516	1.04	0.73	1.07	29
24.39	(38.93)	2,485	1.05	0.43	1.08	18
41.45	11.48	3,810	1.04	(0.12)	1.06	25
37.20	22.09	2,962	1.04	0.12	1.08	15

31.76	19.10	15,537	0.89	1.32	0.92	36
27.10	10.37	13,585	0.89	0.90	0.92	29
24.69	(38.86)	12,712	0.90	0.55	0.93	18
41.88	11.64	20,676	0.89	0.02	0.91	25
37.56	22.29	57,909	0.89	0.26	0.93	15
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan International Equity Funds	55

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Emerging Markets Equity Fund (continued)
Class R6
Year Ended October 31, 2024	$27.09	$0.43	$4.73	$5.16	$(0.50)	$—	$(0.50)
Year Ended October 31, 2023	24.69	0.28	2.31	2.59	(0.19)	—	(0.19)
Year Ended October 31, 2022	41.95	0.21	(15.95)	(15.74)	(0.26)	(1.26)	(1.52)
Year Ended October 31, 2021	37.61	0.05	4.37	4.42	(0.08)	—	(0.08)
Year Ended October 31, 2020	31.00	0.12	6.78	6.90	(0.29)	—	(0.29)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. Morgan International Equity Funds	October 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$31.75	19.22%	$4,103,129	0.79%	1.41%	0.81%	36%
27.09	10.46	3,887,241	0.79	0.98	0.81	29
24.69	(38.78)	3,579,903	0.80	0.67	0.82	18
41.95	11.75	5,659,334	0.79	0.11	0.80	25
37.61	22.39	4,608,998	0.79	0.37	0.82	15

SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan International Equity Funds	57

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Emerging Markets Research Enhanced Equity Fund
Class I
Year Ended October 31, 2024	$14.48	$0.40	$2.73	$3.13	$(0.46)	$—	$(0.46)
Year Ended October 31, 2023	13.34	0.34	1.15	1.49	(0.35)	—	(0.35)
Year Ended October 31, 2022	20.87	0.48	(6.96)	(6.48)	(0.52)	(0.53)	(1.05)
Year Ended October 31, 2021	18.11	0.51	2.56	3.07	(0.31)	—	(0.31)
Year Ended October 31, 2020	16.78	0.33	1.04	1.37	—	(0.04)	(0.04)
Class R6
Year Ended October 31, 2024	14.41	0.41	2.72	3.13	(0.48)	—	(0.48)
Year Ended October 31, 2023	13.27	0.36	1.14	1.50	(0.36)	—	(0.36)
Year Ended October 31, 2022	20.77	0.45	(6.88)	(6.43)	(0.54)	(0.53)	(1.07)
Year Ended October 31, 2021	18.01	0.42	2.65	3.07	(0.31)	—	(0.31)
Year Ended October 31, 2020	16.80	0.31	1.07	1.38	(0.13)	(0.04)	(0.17)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)	Interest expense is 0.02%
SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. Morgan International Equity Funds	October 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$17.15	22.07%	$248,762	0.45%	2.47%	0.68%	40%
14.48	11.13	155,553	0.47 (d)	2.21	0.70	29
13.34	(32.53)	171,538	0.45	3.00	0.68	34
20.87	16.95	5,435	0.45	2.36	0.69	53
18.11	8.15	33	0.45	1.98	1.39	47

17.06	22.17	1,937,760	0.35	2.52	0.41	40
14.41	11.29	1,544,778	0.37 (d)	2.33	0.44	29
13.27	(32.48)	2,479,030	0.35	2.62	0.40	34
20.77	17.09	3,787,953	0.35	1.97	0.40	53
18.01	8.22	2,840,309	0.35	1.87	0.41	47

SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan International Equity Funds	59

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Europe Dynamic Fund
Class A
Year Ended October 31, 2024	$26.68	$0.60	$6.17	$6.77	$(0.89)
Year Ended October 31, 2023	23.70	0.49 (d)	2.69	3.18	(0.20)
Year Ended October 31, 2022	30.91	0.36	(6.95)	(6.59)	(0.62)
Year Ended October 31, 2021	21.64	0.40 (e)	9.14	9.54	(0.27)
Year Ended October 31, 2020	24.25	0.25	(2.16)	(1.91)	(0.70)
Class C
Year Ended October 31, 2024	23.50	0.34	5.52	5.86	(0.50)
Year Ended October 31, 2023	20.85	0.33 (d)	2.36	2.69	(0.04)
Year Ended October 31, 2022	27.25	0.20	(6.13)	(5.93)	(0.47)
Year Ended October 31, 2021	19.10	0.22 (e)	8.08	8.30	(0.15)
Year Ended October 31, 2020	21.47	0.12	(1.91)	(1.79)	(0.58)
Class I
Year Ended October 31, 2024	27.28	0.69	6.31	7.00	(0.96)
Year Ended October 31, 2023	24.20	0.58 (d)	2.74	3.32	(0.24)
Year Ended October 31, 2022	31.57	0.24	(6.88)	(6.64)	(0.73)
Year Ended October 31, 2021	22.10	0.47 (e)	9.33	9.80	(0.33)
Year Ended October 31, 2020	24.75	0.31	(2.19)	(1.88)	(0.77)
Class L
Year Ended October 31, 2024	27.71	0.73	6.43	7.16	(0.99)
Year Ended October 31, 2023	24.54	0.75 (d)	2.64	3.39	(0.22)
Year Ended October 31, 2022	31.99	0.52	(7.22)	(6.70)	(0.75)
Year Ended October 31, 2021	22.38	0.54 (e)	9.44	9.98	(0.37)
Year Ended October 31, 2020	25.05	0.35	(2.23)	(1.88)	(0.79)
Class R6
Year Ended October 31, 2024	27.52	0.74	6.40	7.14	(1.04)
Year Ended October 31, 2023	24.44	0.66 (d)	2.75	3.41	(0.33)
Year Ended October 31, 2022	31.86	0.49	(7.13)	(6.64)	(0.78)
Year Ended October 31, 2021	22.29	0.55 (e)	9.41	9.96	(0.39)
Year Ended October 31, 2020	24.96	0.37	(2.22)	(1.85)	(0.82)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)
Reflects income from foreign withholding tax claims, including related interest income. Had the Fund not received these proceeds, the net investment income
(loss) per share would have been $0.47, $0.31, $0.56, $0.73 and $0.64 for Class A, Class C, Class I, Class L and Class R6, respectively, and the net investment income (loss) ratios would have been 1.69%, 1.28%, 1.98%, 2.54% and 2.24% for Class A, Class C, Class I, Class L and Class R6, respectively.

(e)
Reflects income from foreign withholding tax claims, including related interest income. Had the Fund not received these proceeds, the net investment income
(loss) per share would have been $0.38, $0.20, $0.45, $0.52 and $0.53 for Class A, Class C, Class I, Class L and Class R6, respectively, and the net investment income (loss) ratios would have been 1.29%, 0.78%, 1.44%, 1.70% and 1.75% for Class A, Class C, Class I, Class L and Class R6, respectively.

SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. Morgan International Equity Funds	October 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$32.56	25.78%	$79,387	1.24%	1.89%	1.29%	95%
26.68	13.44	68,564	1.24	1.76 (d)	1.26	102
23.70	(21.70)	64,573	1.25	1.37	1.28	75
30.91	44.30	88,315	1.24	1.37 (e)	1.26	92
21.64	(8.21)	68,882	1.24	1.09	1.28	159

28.86	25.16	1,233	1.74	1.24	1.85	95
23.50	12.89	2,224	1.74	1.35 (d)	1.79	102
20.85	(22.09)	5,096	1.75	0.82	1.78	75
27.25	43.56	11,313	1.74	0.86 (e)	1.77	92
19.10	(8.68)	11,082	1.74	0.59	1.77	159

33.32	26.09	118,987	0.99	2.14	1.02	95
27.28	13.74	98,625	0.99	2.05 (d)	1.00	102
24.20	(21.48)	83,608	0.98	0.81	1.00	75
31.57	44.61	443,053	0.98	1.52 (e)	0.99	92
22.10	(7.98)	52,841	0.99	1.33	1.01	159

33.88	26.25	8,051	0.88	2.23	0.88	95
27.71	13.86	7,155	0.84	2.61 (d)	0.85	102
24.54	(21.39)	15,568	0.85	1.87	0.86	75
31.99	44.88	86,054	0.84	1.78 (e)	0.85	92
22.38	(7.86)	55,597	0.85	1.49	0.86	159

33.62	26.39	311,605	0.76	2.29	0.77	95
27.52	14.00	322,107	0.74	2.31 (d)	0.75	102
24.44	(21.31)	370,736	0.75	1.81	0.76	75
31.86	45.01	445,783	0.74	1.83 (e)	0.75	92
22.29	(7.79)	250,426	0.75	1.61	0.76	159

SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan International Equity Funds	61

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan International Equity Fund
Class A
Year Ended October 31, 2024	$16.54	$0.34	$2.87	$3.21	$(0.37)	$—	$(0.37)
Year Ended October 31, 2023	14.75	0.33 (d)	1.85	2.18	(0.39)	—	(0.39)
Year Ended October 31, 2022	21.63	0.31	(5.83)	(5.52)	(0.37)	(0.99)	(1.36)
Year Ended October 31, 2021	16.47	0.30 (e)	5.04	5.34	(0.18)	—	(0.18)
Year Ended October 31, 2020	17.27	0.19	(0.49)	(0.30)	(0.50)	—	(0.50)
Class C
Year Ended October 31, 2024	15.54	0.23	2.71	2.94	(0.26)	—	(0.26)
Year Ended October 31, 2023	13.87	0.24 (d)	1.73	1.97	(0.30)	—	(0.30)
Year Ended October 31, 2022	20.41	0.20	(5.48)	(5.28)	(0.27)	(0.99)	(1.26)
Year Ended October 31, 2021	15.53	0.18 (e)	4.77	4.95	(0.07)	—	(0.07)
Year Ended October 31, 2020	16.29	0.09	(0.45)	(0.36)	(0.40)	—	(0.40)
Class I
Year Ended October 31, 2024	16.86	0.39	2.93	3.32	(0.42)	—	(0.42)
Year Ended October 31, 2023	15.04	0.38 (d)	1.88	2.26	(0.44)	—	(0.44)
Year Ended October 31, 2022	22.02	0.38	(5.95)	(5.57)	(0.42)	(0.99)	(1.41)
Year Ended October 31, 2021	16.76	0.36 (e)	5.13	5.49	(0.23)	—	(0.23)
Year Ended October 31, 2020	17.56	0.21	(0.47)	(0.26)	(0.54)	—	(0.54)
Class R2
Year Ended October 31, 2024	16.28	0.29	2.85	3.14	(0.02)	—	(0.02)
Year Ended October 31, 2023	14.53	0.38 (d)	1.71	2.09	(0.34)	—	(0.34)
Year Ended October 31, 2022	21.31	0.25	(5.74)	(5.49)	(0.30)	(0.99)	(1.29)
Year Ended October 31, 2021	16.31	0.23 (e)	4.99	5.22	(0.22)	—	(0.22)
Year Ended October 31, 2020	17.14	0.13	(0.48)	(0.35)	(0.48)	—	(0.48)
Class R5
Year Ended October 31, 2024	16.96	0.42	2.94	3.36	(0.43)	—	(0.43)
Year Ended October 31, 2023	15.13	0.38 (d)	1.91	2.29	(0.46)	—	(0.46)
Year Ended October 31, 2022	22.14	0.38	(5.96)	(5.58)	(0.44)	(0.99)	(1.43)
Year Ended October 31, 2021	16.85	0.39 (e)	5.15	5.54	(0.25)	—	(0.25)
Year Ended October 31, 2020	17.60	0.24	(0.48)	(0.24)	(0.51)	—	(0.51)
Class R6
Year Ended October 31, 2024	16.93	0.43	2.94	3.37	(0.45)	—	(0.45)
Year Ended October 31, 2023	15.10	0.41 (d)	1.89	2.30	(0.47)	—	(0.47)
Year Ended October 31, 2022	22.10	0.39	(5.94)	(5.55)	(0.46)	(0.99)	(1.45)
Year Ended October 31, 2021	16.81	0.42 (e)	5.13	5.55	(0.26)	—	(0.26)
Year Ended October 31, 2020	17.61	0.26	(0.49)	(0.23)	(0.57)	—	(0.57)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)
Reflects income from foreign withholding tax claims, including related interest income. Had the Fund not received these proceeds, the net investment income
(loss) per share would have been $0.32, $0.23, $0.37, $0.37, $0.37 and $0.40 for Class A, Class C, Class I, Class R2, Class R5 and Class R6, respectively, and the net investment income (loss) ratios would have been 1.85%, 1.39%, 2.08%, 2.20%, 2.07% and 2.29% for Class A, Class C, Class I, Cass R2, Class R5 and Class R6,
respectively.

(e)
Reflects income from foreign withholding tax claims. Had the Fund not received these proceeds, the net investment income (loss) per share and the net investment income (loss) ratios for each share class would have remained the same.

SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. Morgan International Equity Funds	October 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$19.38	19.61%	$416,325	0.95%	1.75%	1.11%	39%
16.54	14.88	351,211	0.95	1.91 (d)	1.11	45
14.75	(27.15)	304,284	0.95	1.76	1.11	31
21.63	32.56	433,033	0.95	1.47 (e)	1.11	35
16.47	(1.88)	263,791	0.95	1.17	1.12	28

18.22	19.04	4,084	1.45	1.25	1.63	39
15.54	14.24	4,792	1.45	1.45 (d)	1.63	45
13.87	(27.51)	6,191	1.45	1.23	1.64	31
20.41	31.94	10,899	1.45	0.91 (e)	1.62	35
15.53	(2.38)	9,358	1.45	0.61	1.62	28

19.76	19.89	759,786	0.70	1.99	0.86	39
16.86	15.09	735,195	0.70	2.14 (d)	0.86	45
15.04	(26.95)	513,812	0.70	2.16	0.86	31
22.02	32.94	584,191	0.70	1.71 (e)	0.86	35
16.76	(1.64)	339,416	0.70	1.26	0.86	28

19.40	19.30	3,371	1.25	1.49	1.62	39
16.28	14.46	2,888	1.25	2.26 (d)	1.51	45
14.53	(27.36)	16,764	1.25	1.46	1.46	31
21.31	32.18	24,598	1.25	1.13 (e)	1.47	35
16.31	(2.21)	21,379	1.25	0.79	1.37	28

19.89	20.02	6,102	0.60	2.11	0.71	39
16.96	15.20	6,539	0.60	2.13 (d)	0.71	45
15.13	(26.88)	8,328	0.60	2.13	0.71	31
22.14	33.04	10,463	0.60	1.85 (e)	0.71	35
16.85	(1.52)	6,970	0.60	1.41	0.72	28

19.85	20.14	3,097,141	0.50	2.18	0.60	39
16.93	15.35	2,845,622	0.50	2.35 (d)	0.60	45
15.10	(26.81)	2,961,811	0.50	2.22	0.61	31
22.10	33.20	3,782,533	0.50	1.98 (e)	0.60	35
16.81	(1.46)	2,290,008	0.50	1.56	0.61	28

SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan International Equity Funds	63

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan International Focus Fund
Class A
Year Ended October 31, 2024	$21.73	$0.37	$3.69	$4.06	$(0.44)
Year Ended October 31, 2023	19.58	0.38	2.50	2.88	(0.73)
Year Ended October 31, 2022	27.55	0.41	(7.95)	(7.54)	(0.43)
Year Ended October 31, 2021	22.07	0.35 (d)	5.32	5.67	(0.19)
Year Ended October 31, 2020	21.15	0.18	0.75	0.93	(0.01)
Class C
Year Ended October 31, 2024	21.36	0.24	3.63	3.87	(0.25)
Year Ended October 31, 2023	19.23	0.27	2.45	2.72	(0.59)
Year Ended October 31, 2022	27.06	0.29	(7.83)	(7.54)	(0.29)
Year Ended October 31, 2021	21.68	0.20 (d)	5.24	5.44	(0.06)
Year Ended October 31, 2020	20.86	0.07	0.75	0.82	—
Class I
Year Ended October 31, 2024	22.08	0.44	3.74	4.18	(0.49)
Year Ended October 31, 2023	19.88	0.44	2.54	2.98	(0.78)
Year Ended October 31, 2022	27.95	0.47	(8.06)	(7.59)	(0.48)
Year Ended October 31, 2021	22.39	0.42 (d)	5.39	5.81	(0.25)
Year Ended October 31, 2020	21.43	0.23	0.78	1.01	(0.05)
Class R2
Year Ended October 31, 2024	21.53	0.29	3.66	3.95	(0.38)
Year Ended October 31, 2023	19.40	0.31	2.49	2.80	(0.67)
Year Ended October 31, 2022	27.25	0.34	(7.89)	(7.55)	(0.30)
Year Ended October 31, 2021	21.85	0.27 (d)	5.26	5.53	(0.13)
Year Ended October 31, 2020	20.99	0.13	0.73	0.86	—
Class R5
Year Ended October 31, 2024	22.07	0.46	3.75	4.21	(0.50)
Year Ended October 31, 2023	19.89	0.52	2.48	3.00	(0.82)
Year Ended October 31, 2022	27.96	0.49	(8.06)	(7.57)	(0.50)
Year Ended October 31, 2021	22.38	0.44 (d)	5.40	5.84	(0.26)
Year Ended October 31, 2020	21.42	0.25	0.78	1.03	(0.07)
Class R6
Year Ended October 31, 2024	22.10	0.49	3.74	4.23	(0.53)
Year Ended October 31, 2023	19.90	0.49	2.54	3.03	(0.83)
Year Ended October 31, 2022	27.98	0.39	(7.94)	(7.55)	(0.53)
Year Ended October 31, 2021	22.40	0.46 (d)	5.40	5.86	(0.28)
Year Ended October 31, 2020	21.44	0.28	0.77	1.05	(0.09)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)
Reflects income from foreign withholding tax claims. Had the Fund not received these proceeds, the net investment income (loss) per share and the net investment income (loss) ratios for each share class would have remained the same.

SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. Morgan International Equity Funds	October 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$25.35	18.81%	$364,538	1.00%	1.47%	1.22%	45%
21.73	14.82	300,017	1.00	1.69	1.21	36
19.58	(27.75)	237,262	1.00	1.75	1.24	30
27.55	25.74	337,503	1.00	1.31 (d)	1.21	32
22.07	4.39	135,527	1.00	0.86	1.22	38

24.98	18.22	9,848	1.50	0.96	1.76	45
21.36	14.24	12,146	1.50	1.22	1.74	36
19.23	(28.13)	14,034	1.50	1.26	1.76	30
27.06	25.11	24,272	1.50	0.77 (d)	1.72	32
21.68	3.93	15,463	1.50	0.32	1.73	38

25.77	19.09	586,039	0.75	1.73	0.97	45
22.08	15.12	540,456	0.75	1.93	0.97	36
19.88	(27.56)	433,591	0.75	1.99	0.99	30
27.95	26.04	832,039	0.75	1.54 (d)	0.96	32
22.39	4.71	372,068	0.75	1.05	0.96	38

25.10	18.46	2,988	1.30	1.14	1.54	45
21.53	14.50	1,311	1.30	1.39	1.51	36
19.40	(27.97)	1,477	1.30	1.46	1.53	30
27.25	25.35	2,078	1.30	1.00 (d)	1.48	32
21.85	4.10	1,441	1.30	0.61	1.51	38

25.78	19.24	1,749	0.65	1.80	0.91	45
22.07	15.21	1,837	0.65	2.28	0.88	36
19.89	(27.51)	1,961	0.65	2.06	0.91	30
27.96	26.19	3,172	0.65	1.61 (d)	0.87	32
22.38	4.79	2,772	0.65	1.16	0.88	38

25.80	19.34	548,793	0.55	1.91	0.72	45
22.10	15.38	489,620	0.55	2.12	0.71	36
19.90	(27.44)	406,456	0.55	1.55	0.72	30
27.98	26.28	2,721,224	0.55	1.68 (d)	0.71	32
22.40	4.89	2,274,399	0.55	1.31	0.71	38

SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan International Equity Funds	65

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan International Hedged Equity Fund
Class A
Year Ended October 31, 2024	$14.88	$0.34	$1.84	$2.18	$(0.38)
Year Ended October 31, 2023	14.07	0.35	0.80	1.15	(0.34)
Year Ended October 31, 2022	16.73	0.32	(2.60)	(2.28)	(0.38)
Year Ended October 31, 2021	14.12	0.30	2.58	2.88	(0.27)
Year Ended October 31, 2020	15.58	0.27	(1.49)	(1.22)	(0.24)
Class C
Year Ended October 31, 2024	14.87	0.26	1.84	2.10	(0.34)
Year Ended October 31, 2023	14.00	0.23	0.85	1.08	(0.21)
Year Ended October 31, 2022	16.68	0.20	(2.56)	(2.36)	(0.32)
Year Ended October 31, 2021	14.06	0.22	2.57	2.79	(0.17)
Year Ended October 31, 2020	15.53	0.20	(1.50)	(1.30)	(0.17)
Class I
Year Ended October 31, 2024	15.03	0.38	1.85	2.23	(0.43)
Year Ended October 31, 2023	14.16	0.36	0.84	1.20	(0.33)
Year Ended October 31, 2022	16.83	0.33	(2.59)	(2.26)	(0.41)
Year Ended October 31, 2021	14.18	0.32	2.61	2.93	(0.28)
Year Ended October 31, 2020	15.61	0.31	(1.50)	(1.19)	(0.24)
Class R5
Year Ended October 31, 2024	15.06	0.42	1.85	2.27	(0.46)
Year Ended October 31, 2023	14.19	0.40	0.82	1.22	(0.35)
Year Ended October 31, 2022	16.86	0.35	(2.59)	(2.24)	(0.43)
Year Ended October 31, 2021	14.20	0.35	2.61	2.96	(0.30)
Year Ended October 31, 2020	15.62	0.31	(1.48)	(1.17)	(0.25)
Class R6
Year Ended October 31, 2024	15.07	0.54	1.74	2.28	(0.47)
Year Ended October 31, 2023	14.20	0.38	0.86	1.24	(0.37)
Year Ended October 31, 2022	16.88	0.37	(2.60)	(2.23)	(0.45)
Year Ended October 31, 2021	14.22	0.39	2.59	2.98	(0.32)
Year Ended October 31, 2020	15.63	0.34	(1.49)	(1.15)	(0.26)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)	Interest expense is 0.01%
SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. Morgan International Equity Funds	October 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$16.68	14.84%	$9,018	0.85%	2.08%	1.08%	27%
14.88	8.24	9,103	0.85 (d)	2.27	1.05	22
14.07	(13.89)	4,032	0.85	2.13	1.07	17
16.73	20.60	3,561	0.85	1.85	1.05	50
14.12	(8.02)	1,573	0.85	1.84	1.30	85

16.63	14.25	370	1.35	1.55	1.73	27
14.87	7.75	263	1.35 (d)	1.54	1.56	22
14.00	(14.36)	235	1.35	1.35	1.58	17
16.68	19.97	320	1.35	1.35	1.55	50
14.06	(8.47)	115	1.35	1.34	1.81	85

16.83	15.07	160,131	0.60	2.27	0.82	27
15.03	8.55	133,818	0.60 (d)	2.37	0.79	22
14.16	(13.68)	156,582	0.60	2.21	0.81	17
16.83	20.90	148,703	0.60	2.02	0.79	50
14.18	(7.78)	135,542	0.60	2.12	1.03	85

16.87	15.27	25	0.45	2.52	1.89	27
15.06	8.73	22	0.45 (d)	2.58	0.72	22
14.19	(13.56)	20	0.45	2.30	0.73	17
16.86	21.10	23	0.45	2.19	0.71	50
14.20	(7.68)	19	0.45	2.08	1.04	85

16.88	15.37	13,487	0.35	3.22	0.58	27
15.07	8.84	1,622	0.35 (d)	2.46	0.57	22
14.20	(13.52)	338	0.35	2.43	0.60	17
16.88	21.19	169	0.35	2.42	0.58	50
14.22	(7.53)	19	0.35	2.33	0.94	85

SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan International Equity Funds	67

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2024
(Dollar values in thousands)
1. Organization
JPMorgan Trust I (“JPM I") and JPMorgan Trust IV (“JPM IV") (collectively, the “Trusts”) were formed on November 12, 2004 and November 11, 2015, respectively, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and November 11, 2015, respectively, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.
The following are 7 separate funds of the Trusts (each, a "Fund" and collectively, the "Funds") covered by this report:
	Classes Offered	Trust	Diversification Classification
JPMorgan Developed International Value Fund	Class A, Class C, Class I, Class L, Class R2, Class R5 and Class R6	JPM I	Diversified
JPMorgan Emerging Markets Equity Fund	Class A, Class C, Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan Emerging Markets Research Enhanced Equity Fund	Class I and Class R6	JPM IV	Diversified
JPMorgan Europe Dynamic Fund	Class A, Class C, Class I, Class L and Class R6	JPM I	Diversified
JPMorgan International Equity Fund	Class A, Class C, Class I, Class R2, Class R5 and Class R6	JPM I	Diversified
JPMorgan International Focus Fund	Class A, Class C, Class I, Class R2, Class R5 and Class R6	JPM I	Diversified
JPMorgan International Hedged Equity Fund	Class A, Class C, Class I, Class R5 and Class R6	JPM IV	Diversified
The investment objective of JPMorgan Developed International Value Fund (“Developed International Value Fund”), JPMorgan Emerging Markets Research Enhanced Equity Fund (“Emerging Markets Research Enhanced Equity Fund”) and JPMorgan International Focus Fund (“International Focus Fund”) is to seek to provide long-term capital appreciation.
The investment objective of JPMorgan Emerging Markets Equity Fund (“Emerging Markets Equity Fund”) is to seek to provide high total return.
The investment objective of JPMorgan Europe Dynamic Fund (“Europe Dynamic Fund”) is to seek total return from long-term capital growth. Total return consists of capital growth and current income.
The investment objective of JPMorgan International Equity Fund (“International Equity Fund”) is to seek total return from long-term capital growth and income. Total return consists of capital growth and current income.
The investment objective of JPMorgan International Hedged Equity Fund (“International Hedged Equity Fund”) is to seek to provide capital appreciation.
Class L Shares of Developed International Value Fund and Europe Dynamic Fund are publicly offered on a limited basis. Investors are not eligible to purchase Class L Shares of Developed International Value Fund and Europe Dynamic Fund unless they meet certain requirements as described in the Funds' prospectuses.
Effective as of the close of business on December 31, 2020, all share classes of Emerging Markets Equity Fund are publicly offered on a limited basis. Investors are not eligible to purchase shares of the Fund unless they meet certain requirements as described in the Fund's prospectuses.
Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge ("CDSC"). No sales charges are assessed with respect to Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds' prospectus. Effective October 1, 2020, Class C Shares automatically convert to Class A Shares after eight years. Prior to October 1, 2020, Class C Shares automatically converted to Class A Shares after ten years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.
J.P. Morgan Investment Management Inc. ("JPMIM"), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. ("JPMorgan"), acts as Adviser (the "Adviser") and Administrator (the "Administrator") to the Funds.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i)

68	J.P. Morgan International Equity Funds	October 31, 2024

the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Boards of Trustees of the Trusts (the "Boards"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Boards.
Under Section 2(a)(41) of the 1940 Act, the Boards are required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission ("SEC") Rule 2a-5 (Good Faith Determinations of Fair Value), the Boards may designate the performance of these fair valuation determinations to a valuation designee. The Boards have designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Boards subject to appropriate oversight by the Boards. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Boards.
A market-based approach is primarily used to value the Funds' investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Boards. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values ("NAV") of the Funds are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts and options are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

October 31, 2024	J.P. Morgan International Equity Funds	69

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2024 (continued)
(Dollar values in thousands)
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):
Developed International Value Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$26,897	$—	$26,897
Austria	1,432	4,730	—	6,162
Belgium	561	4,718	—	5,279
China	—	4,278	—	4,278
Denmark	1,438	5,721	—	7,159
Finland	—	9,882	—	9,882
France	—	56,281	—	56,281
Georgia	1,102	—	—	1,102
Germany	—	62,702	—	62,702
Hong Kong	—	5,544	—	5,544
Ireland	3,791	5,332	—	9,123
Israel	1,353	—	—	1,353
Italy	1,179	37,572	—	38,751
Japan	—	115,604	—	115,604
Netherlands	1,195	18,115	—	19,310
Norway	2,167	9,236	—	11,403
Peru	1,470	—	—	1,470
Portugal	—	1,357	—	1,357
Singapore	—	9,331	—	9,331
Spain	—	18,644	—	18,644
Sweden	2,857	14,238	—	17,095
Switzerland	—	24,785	—	24,785
United Kingdom	14,336	77,731	—	92,067
United States	1,323	56,954	—	58,277
Total Common Stocks	34,204	569,652	—	603,856
Short-Term Investments
Investment Companies	31,322	—	—	31,322
Investment of Cash Collateral from Securities Loaned	1,743	—	—	1,743
Total Short-Term Investments	33,065	—	—	33,065
Total Investments in Securities	$67,269	$569,652	$—	$636,921
Appreciation in Other Financial Instruments
Futures Contracts	$8	$—	$—	$8
Depreciation in Other Financial Instruments
Futures Contracts	(288)	—	—	(288)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(280)	$—	$—	$(280)

70	J.P. Morgan International Equity Funds	October 31, 2024

Emerging Markets Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Brazil	$777,496	$—	$—	$777,496
China	536,868	1,004,834	—	1,541,702
Greece	—	33,008	—	33,008
Hong Kong	—	167,152	—	167,152
India	66,026	1,088,187	—	1,154,213
Indonesia	112,415	116,345	—	228,760
Macau	—	38,369	—	38,369
Mexico	350,473	—	—	350,473
Panama	69,014	—	—	69,014
Portugal	89,761	—	—	89,761
South Africa	62,990	153,749	—	216,739
South Korea	12,696	582,287	—	594,983
Spain	—	146,634	—	146,634
Taiwan	647,119	548,619	—	1,195,738
Turkey	109,682	133,744	—	243,426
United States	51,450	—	—	51,450
Total Common Stocks	2,885,990	4,012,928	—	6,898,918
Short-Term Investments
Investment Companies	89,919	—	—	89,919
Total Investments in Securities	$2,975,909	$4,012,928	$—	$6,988,837

Emerging Markets Research Enhanced Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Austria	$—	$873	$—	$873
Brazil	114,201	—	—	114,201
Chile	6,006	—	—	6,006
China	59,315	522,367	—	581,682
Colombia	3,756	—	—	3,756
Czech Republic	—	2,609	—	2,609
Greece	2,564	13,953	—	16,517
Hong Kong	—	2,466	—	2,466
Hungary	1,024	8,625	—	9,649
India	28,204	357,988	—	386,192
Indonesia	14,954	25,654	—	40,608
Kazakhstan	2,380	—	—	2,380
Kuwait	—	3,748	—	3,748
Malaysia	—	22,133	—	22,133
Mexico	52,381	—	—	52,381
Panama	1,846	—	—	1,846
Peru	9,355	—	—	9,355
Philippines	—	5,460	—	5,460
Poland	4,177	6,623	—	10,800

October 31, 2024	J.P. Morgan International Equity Funds	71

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2024 (continued)
(Dollar values in thousands)
Emerging Markets Research Enhanced Equity Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Qatar	$1,022	$15,028	$—	$16,050
Russia	—	—	— (a)	— (a)
Saudi Arabia	8,159	64,263	—	72,422
South Africa	16,513	42,907	—	59,420
South Korea	387	216,879	—	217,266
Taiwan	—	381,951	—	381,951
Thailand	12,106	17,833	—	29,939
Turkey	10,890	10,720	—	21,610
United Arab Emirates	9,665	18,341	—	28,006
United Kingdom	—	4,649	—	4,649
United States	5,326	—	—	5,326
Total Common Stocks	364,231	1,745,070	— (a)	2,109,301
Short-Term Investments
Investment Companies	47,163	—	—	47,163
Investment of Cash Collateral from Securities Loaned	25,964	—	—	25,964
Total Short-Term Investments	73,127	—	—	73,127
Total Investments in Securities	$437,358	$1,745,070	$— (a)	$2,182,428
Depreciation in Other Financial Instruments
Futures Contracts	$(794)	$—	$—	$(794)

(a)	Amount rounds to less than one thousand.

Europe Dynamic Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$10,597	$—	$10,597
China	10,523	—	—	10,523
Denmark	—	31,159	—	31,159
Finland	—	4,639	—	4,639
France	4,542	68,209	—	72,751
Germany	—	74,743	—	74,743
Ireland	—	10,661	—	10,661
Italy	—	42,117	—	42,117
Netherlands	4,764	25,620	—	30,384
Norway	—	6,511	—	6,511
Spain	—	25,707	—	25,707
Sweden	—	14,956	—	14,956
Switzerland	—	18,545	—	18,545
United Kingdom	10,459	95,288	—	105,747
United States	—	50,934	—	50,934
Total Common Stocks	30,288	479,686	—	509,974
Short-Term Investments
Investment Companies	3,146	—	—	3,146
Total Investments in Securities	$33,434	$479,686	$—	$513,120

72	J.P. Morgan International Equity Funds	October 31, 2024

Europe Dynamic Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Depreciation in Other Financial Instruments
Futures Contracts	$(117)	$—	$—	$(117)

International Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$12,998	$151,927	$—	$164,925
Austria	—	42,104	—	42,104
Belgium	—	51,727	—	51,727
Denmark	—	146,258	—	146,258
Finland	—	56,614	—	56,614
France	—	601,887	—	601,887
Germany	—	377,607	—	377,607
Hong Kong	—	85,186	—	85,186
Italy	—	83,694	—	83,694
Japan	—	848,740	—	848,740
Netherlands	62,753	136,884	—	199,637
Singapore	—	84,652	—	84,652
South Korea	—	29,641	—	29,641
Spain	—	148,937	—	148,937
Sweden	—	126,695	—	126,695
Switzerland	—	91,048	—	91,048
Taiwan	63,127	—	—	63,127
United Kingdom	—	639,348	—	639,348
United States	—	278,929	—	278,929
Total Common Stocks	138,878	3,981,878	—	4,120,756
Short-Term Investments
Investment Companies	90,815	—	—	90,815
Investment of Cash Collateral from Securities Loaned	73,806	—	—	73,806
Total Short-Term Investments	164,621	—	—	164,621
Total Investments in Securities	$303,499	$3,981,878	$—	$4,285,377

International Focus Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$31,883	$—	$—	$31,883
Belgium	—	28,379	—	28,379
Canada	74,123	—	—	74,123
China	29,412	68,530	—	97,942
Denmark	—	31,092	—	31,092
France	—	205,712	—	205,712
Germany	—	34,479	—	34,479

October 31, 2024	J.P. Morgan International Equity Funds	73

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2024 (continued)
(Dollar values in thousands)
International Focus Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Hong Kong	$—	$14,911	$—	$14,911
India	24,027	—	—	24,027
Indonesia	25,759	—	—	25,759
Italy	—	33,337	—	33,337
Japan	—	233,231	—	233,231
Mexico	15,907	—	—	15,907
Netherlands	—	50,262	—	50,262
Singapore	—	41,037	—	41,037
South Korea	—	59,935	—	59,935
Spain	—	39,240	—	39,240
Sweden	—	49,913	—	49,913
Taiwan	52,230	24,272	—	76,502
United Kingdom	—	190,263	—	190,263
United States	—	124,338	—	124,338
Total Common Stocks	253,341	1,228,931	—	1,482,272
Short-Term Investments
Investment Companies	26,162	—	—	26,162
Investment of Cash Collateral from Securities Loaned	49,416	—	—	49,416
Total Short-Term Investments	75,578	—	—	75,578
Total Investments in Securities	$328,919	$1,228,931	$—	$1,557,850

International Hedged Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$13,111	$—	$13,111
Belgium	—	1,034	—	1,034
China	590	—	—	590
Denmark	—	5,497	—	5,497
Finland	—	1,443	—	1,443
France	—	21,405	—	21,405
Germany	—	15,511	—	15,511
Hong Kong	—	3,318	—	3,318
Ireland	—	557	—	557
Italy	—	2,506	—	2,506
Japan	—	39,606	—	39,606
Macau	—	175	—	175
Netherlands	1,412	6,477	—	7,889
Singapore	434	1,762	—	2,196
Spain	—	4,096	—	4,096
Sweden	—	4,179	—	4,179
Switzerland	—	9,291	—	9,291
United Kingdom	—	22,209	—	22,209
United States	—	19,609	—	19,609
Total Common Stocks	2,436	171,786	—	174,222

74	J.P. Morgan International Equity Funds	October 31, 2024

International Hedged Equity Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Options Purchased	$3,973	$—	$—	$3,973
Short-Term Investments
Investment Companies	1,423	—	—	1,423
Total Investments in Securities	$7,832	$171,786	$—	$179,618
Depreciation in Other Financial Instruments
Futures Contracts	$(73)	$—	$—	$(73)
Options Written
Call Options Written	(99)	—	—	(99)
Put Options Written	(436)	—	—	(436)
Total Depreciation in Other Financial Instruments	$(608)	$—	$—	$(608)
B. Restricted Securities— Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of October 31, 2024, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.
C. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.
The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.

October 31, 2024	J.P. Morgan International Equity Funds	75

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2024 (continued)
(Dollar values in thousands)
The following table presents for each lending Fund, the value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Funds as of October 31, 2024.
	Investment Securities on Loan, at value, Presented on the Statements of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
Developed International Value Fund	$1,666	$(1,666)	$—
Emerging Markets Research Enhanced Equity Fund	24,585	(24,585)	—
International Equity Fund	68,697	(68,697)	—
International Focus Fund	45,994	(45,994)	—

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.
JPMIM voluntarily waived investment advisory fees charged to the Funds to reduce the impact of the cash collateral investment in the JPMorgan U.S. Government Money Market Fund from 0.13% to 0.06%. For the year ended October 31, 2024, JPMIM waived fees associated with the Funds' investment in the JPMorgan U.S. Government Money Market Fund as follows:
Developed International Value Fund	$— (a)
Emerging Markets Equity Fund	1
Emerging Markets Research Enhanced Equity Fund	1
Europe Dynamic Fund	1
International Equity Fund	3
International Focus Fund	1

(a)	Amount rounds to less than one thousand.
The above waiver is included in the determination of earnings on cash collateral investment and in the calculation of Citibank’s compensation and is included on the Statements of Operations as Income from securities lending (net).
International Hedged Equity Fund did not lend out any securities during the year ended October 31, 2024. Emerging Markets Equity Fund and Europe Dynamic Fund did not have any securities out on loan at October 31, 2024.
D. Investment Transactions with Affiliates— The Funds invested in Underlying Funds advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the tables below.
Developed International Value Fund
For the year ended October 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2024	Shares at October 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.81% (a) (b)	$20,785	$173,603	$163,068	$3	$(1)	$31,322	31,310	$766	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.85% (a) (b)	500	13,149	11,906	— (c)*	—	1,743	1,743	50 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.80% (a) (b)	526	21,740	22,266	—	—	—	—	35 *	—
Total	$21,811	$208,492	$197,240	$3	$(1)	$33,065		$851	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.

76	J.P. Morgan International Equity Funds	October 31, 2024

(b)	The rate shown is the current yield as of October 31, 2024.
(c)	Amount rounds to less than one thousand.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Emerging Markets Equity Fund
For the year ended October 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2024	Shares at October 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.81% (a) (b)	$46,878	$1,758,911	$1,715,833	$(30)	$(7)	$89,919	89,883	$1,948	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.85% (a) (b)	—	123,873	123,873	— (c)*	—	—	—	194 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.80% (a) (b)	—	38,872	38,872	—	—	—	—	91 *	—
Total	$46,878	$1,921,656	$1,878,578	$(30)	$(7)	$89,919		$2,233	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of October 31, 2024.
(c)	Amount rounds to less than one thousand.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Emerging Markets Research Enhanced Equity Fund
For the year ended October 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2024	Shares at October 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.81% (a) (b)	$27,011	$628,322	$608,173	$10	$(7)	$47,163	47,144	$1,435	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.85% (a) (b)	2,984	161,970	138,986	(4)*	—	25,964	25,964	785 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.80% (a) (b)	1,215	55,048	56,263	—	—	—	—	104 *	—
Total	$31,210	$845,340	$803,422	$6	$(7)	$73,127		$2,324	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of October 31, 2024.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Europe Dynamic Fund
For the year ended October 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2024	Shares at October 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.81% (a) (b)	$19,259	$235,720	$251,834	$2	$(1)	$3,146	3,145	$502	$—

October 31, 2024	J.P. Morgan International Equity Funds	77

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2024 (continued)
(Dollar values in thousands)
Europe Dynamic Fund (continued)
For the year ended October 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2024	Shares at October 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.85% (a) (b)	$—	$45,882	$45,881	$(1)*	$—	$—	—	$99 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.80% (a) (b)	7,929	54,565	62,494	—	—	—	—	99 *	—
Total	$27,188	$336,167	$360,209	$1	$(1)	$3,146		$700	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of October 31, 2024.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

International Equity Fund
For the year ended October 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2024	Shares at October 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.81% (a) (b)	$95,471	$1,188,801	$1,193,458	$17	$(16)	$90,815	90,779	$4,047	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.85% (a) (b)	38,003	414,767	378,952	(12)*	—	73,806	73,806	1,514 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.80% (a) (b)	4,963	176,253	181,216	—	—	—	—	221 *	—
Total	$138,437	$1,779,821	$1,753,626	$5	$(16)	$164,621		$5,782	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of October 31, 2024.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

International Focus Fund
For the year ended October 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2024	Shares at October 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.81% (a) (b)	$32,826	$478,945	$485,605	$1	$(5)	$26,162	26,151	$1,433	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.85% (a) (b)	12,000	178,609	141,194	1 *	—	49,416	49,416	457 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.80% (a) (b)	2,562	51,441	54,003	—	—	—	—	83 *	—
Total	$47,388	$708,995	$680,802	$2	$(5)	$75,578		$1,973	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of October 31, 2024.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

78	J.P. Morgan International Equity Funds	October 31, 2024

International Hedged Equity Fund
For the year ended October 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2024	Shares at October 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.90% (a) (b)	$—	$56,596	$55,172	$(2)	$1	$1,423	1,422	$212	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 4.72% (a) (b)	3,627	14,824	18,451	—	—	—	—	58	—
Total	$3,627	$71,420	$73,623	$(2)	$1	$1,423		$270	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of October 31, 2024.
E. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.
The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at year end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.
F. Options— International Hedged Equity Fund purchased put and call options on securities to gain long or short exposure to the underlying instrument. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller.
Options Purchased— Premiums paid by the Fund for options purchased are included on the Statements of Assets and Liabilities as Options purchased. The option is adjusted daily to reflect the current market value of the option and the change is recorded as Change in net unrealized appreciation/depreciation on options purchased on the Statements of Operations. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.
Options Written— Premiums received by the Fund for options written are included on the Statements of Assets and Liabilities as a liability. The amount of the liability is adjusted daily to reflect the current market value of the option written and the change in market value is recorded as Change in net unrealized appreciation/depreciation of options written on the Statements of Operations. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Fund records a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.
Written uncovered call options subject the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subject the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.
The Fund is not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

October 31, 2024	J.P. Morgan International Equity Funds	79

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2024 (continued)
(Dollar values in thousands)
The Fund's exchange-traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
G. Futures Contracts— Developed International Value Fund, Emerging Markets Research Enhanced Equity Fund, Europe Dynamic Fund and International Hedged Equity Fund used index futures contracts to gain or reduce exposure to the stock market, or maintain liquidity or minimize transaction costs. The Funds also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.
The use of futures contracts exposes the Funds to equity price risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds' credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Funds' futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
Derivatives Volume
The table below discloses the volume of the Funds' options and futures contracts activity during the year ended October 31, 2024 (amounts in thousands, except for number of contracts):
	Developed International Value Fund	Emerging Markets Research Enhanced Equity Fund	Europe Dynamic Fund	International Hedged Equity Fund
Futures Contracts:
Average Notional Balance Long	$9,236	$29,220	$9,841	$5,589
Ending Notional Balance Long	16,066	26,595	3,946	2,237
Exchange-Traded Options:
Average Number of Contracts Purchased	—	—	—	725
Average Number of Contracts Written	—	—	—	(1,451)
Ending Number of Contracts Purchased	—	—	—	759
Ending Number of Contracts Written	—	—	—	(1,518)
The Funds' derivatives contracts held at October 31, 2024 are not accounted for as hedging instruments under GAAP.
H. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Interest income and interest expense on securities sold short, if any, is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts.
Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the dividend.
To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.

80	J.P. Morgan International Equity Funds	October 31, 2024

I. Allocation of Income and Expenses— Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trusts are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.
Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the year ended October 31, 2024 are as follows:
	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5	Class R6	Total
Developed International Value Fund
Transfer agency fees	$15	$1	$4	$— (a)	$1	n/a	n/a	$— (a)	$7	$28
Emerging Markets Equity Fund
Transfer agency fees	33	5	66	12	2	$1	$1	2	125	247
Emerging Markets Research Enhanced Equity Fund
Transfer agency fees	n/a	n/a	28	n/a	n/a	n/a	n/a	n/a	13	41
Europe Dynamic Fund
Transfer agency fees	17	1	1	1	n/a	n/a	n/a	n/a	3	23
International Equity Fund
Transfer agency fees	27	1	32	n/a	9	n/a	n/a	1	35	105
International Focus Fund
Transfer agency fees	15	5	35	n/a	1	n/a	n/a	2	13	71
International Hedged Equity Fund
Transfer agency fees	1	1	2	n/a	n/a	n/a	n/a	— (a)	1	5

(a)	Amount rounds to less than one thousand.
J. Federal Income Taxes— Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of October 31, 2024, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
K. Foreign Taxes—The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. When a capital gains tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
As a result of several court rulings in certain European countries, the tax authorities of each of these countries, recently paid Europe Dynamic Fund (Spain and Sweden) and International Equity Fund (Sweden) tax reclaims for prior tax withholding. These tax reclaim payments are included in Foreign withholding tax reclaims on the Statements of Operations. Interest income, if any, related to these tax reclaim payments is included in Interest income from non-affiliates on the Statements of Operations.
The Fund would have a U.S. tax liability if it received refunds of foreign taxes previously passed through as tax credits to shareholders greater than foreign withholding taxes paid for the year. The Fund would then enter into a closing agreement with the Internal Revenue Service (IRS) to pay the associated tax liability (fees) on behalf of the Funds' shareholders. No closing agreements are required for the Funds for the year ended October 31, 2024. The IRS fees to be paid for prior years closing agreements are estimated through the year ended October 31, 2024, and are included in IRS Compliance Fees for foreign withholding tax reclaims on the Statements of Operations, if applicable. At October 31, 2024, Developed International Value Fund had a U.S. tax liability amounting to $3,804.

October 31, 2024	J.P. Morgan International Equity Funds	81

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2024 (continued)
(Dollar values in thousands)
L. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least annually and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
The following amounts were reclassified within the capital accounts:
	Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
Developed International Value Fund	$—	$3,403	$(3,403)
Emerging Markets Equity Fund	—	(6,021)	6,021
Emerging Markets Research Enhanced Equity Fund	—	(1,915)	1,915
Europe Dynamic Fund	—	4,402	(4,402)
International Equity Fund	—	3,444	(3,444)
International Focus Fund	—	559	(559)
International Hedged Equity Fund	—	426	(426)
The reclassifications for the Funds relate primarily to tax adjustments on certain investments, foreign currency gains or losses and foreign taxes.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate based on each Fund's respective average daily net assets. The annual rate for each Fund is as follows:

Developed International Value Fund	0.55%
Emerging Markets Equity Fund	0.68
Emerging Markets Research Enhanced Equity Fund	0.25
Europe Dynamic Fund	0.60
International Equity Fund	0.50
International Focus Fund	0.60
International Hedged Equity Fund	0.25
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of each Fund’s respective average daily net assets, plus 0.050% of each Fund’s respective average daily net assets between $10 billion and $20 billion, plus 0.025% of each Fund’s respective average daily net assets between $20 billion and $25 billion, plus 0.01% of each Fund’s respective average daily net assets in excess of $25 billion. For the year ended October 31, 2024, the effective rate was 0.07% of each Fund's average daily net assets, except for International Focus Fund, which was 0.08%, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.F.
JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan, serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.
C. Distribution Fees— Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund's principal underwriter and promotes and arranges for the sale of each Fund's shares.
The Boards have adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C, Class R2 and Class R3 Shares of the Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Class I, Class L, Class R4, Class R5 and Class R6 Shares of the Funds do not charge a distribution fee. The

82	J.P. Morgan International Equity Funds	October 31, 2024

Distribution Plan provides that the following Funds shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
	Class A	Class C	Class R2	Class R3
Developed International Value Fund	0.25%	0.75%	0.50%	n/a
Emerging Markets Equity Fund	0.25	0.75	0.50	0.25%
Europe Dynamic Fund	0.25	0.75	n/a	n/a
International Equity Fund	0.25	0.75	0.50	n/a
International Focus Fund	0.25	0.75	0.50	n/a
International Hedged Equity Fund	0.25	0.75	n/a	n/a
In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the year ended October 31, 2024, JPMDS retained the following:
	Front-End Sales Charge	CDSC
Developed International Value Fund	$27	$— (a)
Emerging Markets Equity Fund	4	— (a)
Europe Dynamic Fund	2	—
International Equity Fund	35	— (a)
International Focus Fund	42	— (a)
International Hedged Equity Fund	1	—

(a)	Amount rounds to less than one thousand.
D. Service Fees— The Trusts, on behalf of the Funds, has entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5
Developed International Value Fund	0.25%	0.25%	0.25%	0.10%	0.25%	N/A	N/A	0.10%
Emerging Markets Equity Fund	0.25	0.25	0.25	0.10	0.25	0.25%	0.25%	0.10
Emerging Markets Research Enhanced Equity Fund	N/A	N/A	0.25	N/A	N/A	N/A	N/A	N/A
Europe Dynamic Fund	0.25	0.25	0.25	0.10	N/A	N/A	N/A	N/A
International Equity Fund	0.25	0.25	0.25	N/A	0.25	N/A	N/A	0.10
International Focus Fund	0.25	0.25	0.25	N/A	0.25	N/A	N/A	0.10
International Hedged Equity Fund	0.25	0.25	0.25	N/A	N/A	N/A	N/A	0.10

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.F.
E. Custodian and Accounting Fees— JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

October 31, 2024	J.P. Morgan International Equity Funds	83

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2024 (continued)
(Dollar values in thousands)
F. Waivers and Reimbursements—The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds' respective average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class R2	Class R3	Class R4	Class R5	Class R6
Developed International Value Fund	1.00%	1.50%	0.75%	1.30%	N/A	N/A	0.65%	0.55%
Emerging Markets Equity Fund	1.24	1.74	0.99	1.54	1.29%	1.04%	0.89	0.79
Emerging Markets Research Enhanced Equity Fund	N/A	N/A	0.45	N/A	N/A	N/A	N/A	0.35
Europe Dynamic Fund	1.24	1.74	0.99	N/A	N/A	N/A	N/A	N/A
International Equity Fund	0.95	1.45	0.70	1.25	N/A	N/A	0.60	0.50
International Focus Fund	1.00	1.50	0.75	1.30	N/A	N/A	0.65	0.55
International Hedged Equity Fund	0.85	1.35	0.60	N/A	N/A	N/A	0.45	0.35

The expense limitation agreements were in effect for the year ended October 31, 2024 and the contractual expense limitation percentages in the table above are in place until at least February 28, 2025.
For the year ended October 31, 2024, the Funds' service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements
Developed International Value Fund	$551	$367	$169	$1,087	$7
Emerging Markets Equity Fund	476	321	1,077	1,874	126
Emerging Markets Research Enhanced Equity Fund	718	478	363	1,559	—
Europe Dynamic Fund	—	—	55	55	—
International Equity Fund	2,682	1,778	678	5,138	14
International Focus Fund	1,576	1,051	525	3,152	— (a)
International Hedged Equity Fund	234	126	2	362	1

(a)	Amount rounds to less than one thousand.
Additionally, the Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Fund's investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
The amounts of these waivers resulting from investments in these money market funds for the year ended October 31, 2024 were as follows:

Developed International Value Fund	$28
Emerging Markets Equity Fund	80
Emerging Markets Research Enhanced Equity Fund	57
Europe Dynamic Fund	21
International Equity Fund	159
International Focus Fund	58
International Hedged Equity Fund	7

84	J.P. Morgan International Equity Funds	October 31, 2024

JPMIM voluntarily agreed to reimburse the Funds for the Trustee Fees paid to one of the interested Trustees. For the year ended October 31, 2024, the amount of these reimbursements were as follows:

Developed International Value Fund	$— (a)
Emerging Markets Equity Fund	— (a)
Emerging Markets Research Enhanced Equity Fund	— (a)
Europe Dynamic Fund	— (a)
International Equity Fund	— (a)
International Focus Fund	— (a)
International Hedged Equity Fund	— (a)

(a)	Amount rounds to less than one thousand.
G. Other— Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.
The Boards designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.
The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
The SEC has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the year ended October 31, 2024, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
Developed International Value Fund	$346,173	$271,012
Emerging Markets Equity Fund	2,586,569	3,965,578
Emerging Markets Research Enhanced Equity Fund	886,763	782,347
Europe Dynamic Fund	493,062	572,714
International Equity Fund	1,682,360	2,093,453
International Focus Fund	677,868	738,035
International Hedged Equity Fund	55,574	43,267
During the year ended October 31, 2024, there were no purchases or sales of U.S. Government securities.

October 31, 2024	J.P. Morgan International Equity Funds	85

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2024 (continued)
(Dollar values in thousands)
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at October 31, 2024 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Developed International Value Fund	$545,945	$105,845	$15,149	$90,696
Emerging Markets Equity Fund	5,135,026	2,126,274	272,463	1,853,811
Emerging Markets Research Enhanced Equity Fund	1,958,804	370,804	147,974	222,830
Europe Dynamic Fund	421,410	99,709	8,116	91,593
International Equity Fund	3,237,202	1,113,794	65,619	1,048,175
International Focus Fund	1,288,666	325,597	56,413	269,184
International Hedged Equity Fund	146,033	37,721	4,744	32,977
The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to tax adjustments on certain investments, tax adjustments on certain derivatives and wash sale loss deferrals.
The tax character of distributions paid during the year ended October 31, 2024 was as follows:
	Ordinary Income*	Total Distributions Paid
Developed International Value Fund	$24,895	$24,895
Emerging Markets Equity Fund	119,652	119,652
Emerging Markets Research Enhanced Equity Fund	60,225	60,225
Europe Dynamic Fund	17,513	17,513
International Equity Fund	102,056	102,056
International Focus Fund	29,903	29,903
International Hedged Equity Fund	4,243	4,243

*	Short-term gain distributions are treated as ordinary income for income tax purposes.
The tax character of distributions paid during the year ended October 31, 2023 was as follows:
	Ordinary Income*	Total Distributions Paid
Developed International Value Fund	$15,182	$15,182
Emerging Markets Equity Fund	42,601	42,601
Emerging Markets Research Enhanced Equity Fund	67,740	67,740
Europe Dynamic Fund	6,286	6,286
International Equity Fund	114,472	114,472
International Focus Fund	45,149	45,149
International Hedged Equity Fund	3,449	3,449

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

86	J.P. Morgan International Equity Funds	October 31, 2024

As of October 31, 2024, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows:
	Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain (Tax Basis Capital Loss Carryover)	Unrealized Appreciation (Depreciation)
Developed International Value Fund	$25,635	$(74,250)	$90,673
Emerging Markets Equity Fund	85,554	(730,931)	1,839,003
Emerging Markets Research Enhanced Equity Fund	44,329	(362,886)	211,858
Europe Dynamic Fund	16,682	(85,760)	91,557
International Equity Fund	129,746	(109,157)	1,047,990
International Focus Fund	41,536	(110,706)	269,179
International Hedged Equity Fund	4,685	(27,050)	32,974

The cumulative timing differences primarily consist of tax adjustments on certain investments, tax adjustments on certain derivatives and wash sale loss deferrals.
As of October 31, 2024, the following Funds had net capital loss carryforwards, which are available to offset future realized gains:
	Capital Loss Carryforward Character
	Short-Term	Long-Term
Developed International Value Fund	$60,587	$13,663
Emerging Markets Equity Fund	357,835	373,096
Emerging Markets Research Enhanced Equity Fund	144,156	218,730
Europe Dynamic Fund	85,760	—
International Equity Fund	25,800	83,357
International Focus Fund	110,706	—
International Hedged Equity Fund	8,066	18,984
During the year ended October 31, 2024, the following Funds utilized capital loss carryforwards as follows:
	Capital Loss Utilized
	Short-Term	Long-Term
Developed International Value Fund	$—	$21,020
Emerging Markets Equity Fund	30,655	—
Emerging Markets Research Enhanced Equity Fund	1,302	—
Europe Dynamic Fund	53,279	—
International Equity Fund	39,433	57,508
International Focus Fund	66,818	—
6. Borrowings
The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II ("JPM II") and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

October 31, 2024	J.P. Morgan International Equity Funds	87

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2024 (continued)
(Dollar values in thousands)
The Funds had no borrowings outstanding from another fund, or loans outstanding to another fund, during the year ended October 31, 2024. Average borrowings from the Facility during the year ended October 31, 2024 were as follows:
	Average Borrowings	Average Interest Rate Paid	Number of Days Outstanding	Interest Paid
Emerging Markets Equity Fund	$28,845	6.06%	19	$92
Emerging Markets Research Enhanced Equity Fund	9,556	5.98	38	59
Europe Dynamic Fund	13,041	6.06	14	31
International Equity Fund	59,592	5.89	6	57
International Focus Fund	3,844	6.06	1	1
International Hedged Equity Fund	2,319	6.06	4	2
The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 28, 2025.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the year ended October 31, 2024.
The Trusts, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), have entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, plus the greater on the day of the borrowing, of the federal funds effective rate, or the Adjusted Secured Overnight Financing Rate (SOFR). Effective August 6, 2024, the Credit Facility was amended and restated for a term of 364 days, unless extended.
The Funds did not utilize the Credit Facility during the year ended October 31, 2024.
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.
As of October 31, 2024, the Funds had individual shareholder and/or omnibus accounts each owning more than 10% of the respective Fund's outstanding shares as follows:
	Number of Individual Shareholder and/or Affiliated Omnibus Accounts	% of the Fund	Number of Individual Shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
Developed International Value Fund	—	— %	1	77.5%
Emerging Markets Equity Fund	—	—	3	48.6
Emerging Markets Research Enhanced Equity Fund	—	—	1	19.4
Europe Dynamic Fund	4	64.2	1	13.3
International Equity Fund	—	—	2	24.8
International Focus Fund	—	—	2	44.4
International Hedged Equity Fund	—	—	3	66.5

88	J.P. Morgan International Equity Funds	October 31, 2024

As of October 31, 2024, J.P. Morgan Investor Funds, JPMorgan SmartRetirement Funds and JPMorgan SmartRetirement Blend Funds, which are affiliated fund of funds, each owned in the aggregate, shares representing more than 10% of the net assets of the Funds as follows:
	J.P. Morgan Investor Funds	JPMorgan SmartRetirement Funds	JPMorgan SmartRetirement Blend Funds
Emerging Markets Research Enhanced Equity Fund	13.3%	22.7%	27.9%
Europe Dynamic Fund	58.0	—	—
International Equity Fund	—	32.2	—
International Focus Fund	13.7	—	—
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.
The Funds may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of foreign countries or regions, which may vary throughout the period. Such concentrations may subject each of these Funds to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.
As of October 31, 2024, the following Funds had non-U.S. country allocations representing greater than 10% of total investments (excluding investment of cash collateral from securities loaned) as follows:
	Developed International Value Fund	Emerging Markets Equity Fund	Emerging Markets Research Enhanced Equity Fund	Europe Dynamic Fund	International Equity Fund	International Focus Fund	International Hedged Equity Fund
Brazil	— %	11.1%	— %	— %	— %	— %	— %
China	—	22.1	27.0	—	—	—	—
France	—	—	—	14.2	14.3	13.6	11.9
Germany	—	—	—	14.6	—	—	—
India	—	16.5	17.9	—	—	—	—
Japan	18.2	—	—	—	20.2	15.5	22.1
South Korea	—	—	10.1	—	—	—	—
Taiwan	—	17.1	17.7	—	—	—	—
United Kingdom	14.5	—	—	20.6	15.2	12.6	12.4
As of October 31, 2024, a significant portion of each Fund's investments consisted of securities that were denominated in foreign currencies. Changes in currency exchange rates will affect the value of, and investment income from, such securities.
Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Funds' original investment. Many derivatives create leverage thereby causing the Funds to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Funds to sell or otherwise close a derivatives position could expose the Funds to losses.
The Funds invest in foreign issuers and foreign securities (including depositary receipts) that are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, liquidity risks and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” a Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely.
Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. Emerging Markets Equity Fund and Emerging Markets Research Enhanced Equity Fund each invests a substantial portion of their assets in emerging market countries. These risks are magnified in countries in emerging markets. Emerging market countries typically have less established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public

October 31, 2024	J.P. Morgan International Equity Funds	89

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2024 (continued)
(Dollar values in thousands)
information on issuers. Certain emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, material information related to an investment may not be available or reliable.
Additionally, the Funds may have substantial difficulties exercising their legal rights or enforcing a counterparty’s legal obligations in certain jurisdictions outside of the United States, in particular in emerging market countries, which can increase the risks of loss.
The Funds are subject to infectious disease epidemics/pandemics risk. The effects of any future pandemic or other global event to public health and business and market conditions, may have a significant negative impact on the performance of a Fund's investments, increase a Fund's volatility, negatively impact a Fund’s arbitrage and pricing mechanisms, exacerbate pre-existing political, social and economic risks to the Funds, and negatively impact broad segments of businesses and populations. In addition, governments, their regulatory agencies, or self-regulatory organizations have taken or may take actions in response to a pandemic or other global event that affect the instruments in which the Funds invest, or the issuers of such instruments, in ways that could have a significant negative impact on a Fund’s investment performance. The ultimate impact of any pandemic or other global event and the extent to which the associated conditions and governmental responses impact a Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to frequent changes.
8. Subsequent Events
At a meeting held on November 19-21, 2024, the JPM IV Board agreed to consider the reorganization (the “Reorganization”) of the International Hedged Equity Fund (the “Fund”) into a newly created exchange-traded fund, JPMorgan International Hedged Equity Laddered Overlay ETF (“JPM International Hedged Equity Laddered ETF”), a series of J.P. Morgan Exchange-Traded Fund Trust. If approved at a meeting in February 2025, the Reorganization is expected to occur as of the close of business on or about July 11, 2025. Following the Reorganization, the Fund’s performance and financial history would be adopted by JPM International Hedged Equity Laddered ETF. JPM International Hedged Equity Laddered ETF’s underlying equity portfolio will be managed in a substantially similar way, but the exchange-traded put and call options overlay strategy will be modified. Instead of buying the options at the beginning of the quarter and holding them for three months, the options will be “laddered” across the quarter so that normally there will be three three-months periods designed to mitigate potential risk.
At a meeting held on November 19-21, 2024, the JPM IV Board approved the liquidation of Class R5 Shares of International Hedged Equity Fund, which occurred on December 10, 2024.

90	J.P. Morgan International Equity Funds	October 31, 2024

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of JPMorgan Trust I and JPMorgan Trust IV and Shareholders of JPMorgan Developed International Value Fund, JPMorgan Emerging Markets Equity Fund, JPMorgan Emerging Markets Research Enhanced Equity Fund, JPMorgan Europe Dynamic Fund, JPMorgan International Equity Fund, JPMorgan International Focus Fund and JPMorgan International Hedged Equity Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of JPMorgan Developed International Value Fund, JPMorgan Emerging Markets Equity Fund, JPMorgan Europe Dynamic Fund, JPMorgan International Equity Fund and JPMorgan International Focus Fund (five of the funds constituting JPMorgan Trust I) and JPMorgan Emerging Markets Research Enhanced Equity Fund and JPMorgan International Hedged Equity Fund (two of the funds constituting JPMorgan Trust IV) (hereafter collectively referred to as the "Funds") as of October 31, 2024, the related statements of operations for the year ended October 31, 2024, the statements of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2024 and each of the financial highlights for each of the five years in the period ended October 31, 2024, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
New York, New York
December 23, 2024
We have served as the auditor of one or more investment companies in the JPMorgan Funds complex since 1993.

October 31, 2024	J.P. Morgan International Equity Funds	91

TAX LETTER
(Unaudited)
(Dollar values in thousands)
Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds' income and distributions for the taxable year ended October 31, 2024. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2024. The information necessary to complete your income tax returns for the calendar year ending December 31, 2024 will be provided under separate cover.
Qualified Dividend Income (QDI)
Each Fund listed below had the following amount, or maximum allowable amount, of ordinary income distributions and foreign tax credits (if applicable) treated as qualified dividends for the fiscal year ended October 31, 2024:
Qualified Dividend Income
JPMorgan Developed International Value Fund	$24,016
JPMorgan Emerging Markets Equity Fund	130,985
JPMorgan Emerging Markets Research Enhanced Equity Fund	30,483
JPMorgan Europe Dynamic Fund	14,523
JPMorgan International Equity Fund	100,256
JPMorgan International Focus Fund	30,953
JPMorgan International Hedged Equity Fund	4,656
Foreign Source Income and Foreign Tax Credit Pass Through
For the fiscal year ended October 31, 2024, the following Funds intend to elect to pass through to shareholders taxes paid to foreign countries. Gross income and foreign tax expenses are as follows or amounts as finally determined:
	Total Foreign Source Income	Total Foreign Tax Credit
JPMorgan Developed International Value Fund	$27,006	$2,621
JPMorgan Emerging Markets Equity Fund	176,432	31,243
JPMorgan Emerging Markets Research Enhanced Equity Fund	62,325	7,592
JPMorgan Europe Dynamic Fund	17,494	849
JPMorgan International Equity Fund	124,248	9,320
JPMorgan International Focus Fund	38,696	3,092
JPMorgan International Hedged Equity Fund	4,988	450

92	J.P. Morgan International Equity Funds	October 31, 2024

THIS PAGE IS INTENTIONALLY LEFT BLANK

THIS PAGE IS INTENTIONALLY LEFT BLANK

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.
Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its report on Form N-PORT. The Funds' Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. Each Fund's quarterly holdings can be found by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.
A description of each Fund's policies and procedures with respect to the disclosure of each Fund's holdings is available in the prospectuses and Statement of Additional Information.
A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Funds' website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds' voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds' website at www.jpmorganfunds.com no later than August 31 of each year. The Funds' proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2024. All rights reserved. October 2024.
AN-INTEQ-1024

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statements of Operations within the Funds' Financial Statements.

Statement Regarding Basis for Approval of Investment Advisory Agreements
The Board of Trustees (the “Board” or the “Trustees”) has established various standing committees composed of Trustees with diverse backgrounds, to which the Board has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board and its investment committees (Money Market and Alternative Products Committee, Equity Committee, and Fixed Income Committee) met regularly throughout the year and, at each meeting, considered factors that are relevant to their annual consideration of the continuation of the investment advisory agreements. The Board also met for the specific purpose of considering investment advisory agreement annual renewals. The Board held meetings June 25-26, 2024 and August 20-22, 2024, at which the Trustees considered the continuation of the investment advisory agreements for each Fund whose annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered each investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not parties to an Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940) of any party to an Advisory Agreement or any of their affiliates, approved the continuation of each Advisory Agreement on August 22, 2024.
As part of their review of the Advisory Agreements, the Trustees considered and reviewed performance and other information about the Funds received from J.P. Morgan Investment Management Inc. (the “Adviser”). This information included the Funds’ performance as compared to the performance of their peers and benchmarks, and analyses by the Adviser of the Funds’ performance. In addition, at each of their regular meetings throughout the year, the Trustees considered reports on the performance of certain J.P. Morgan Funds provided by an independent investment consulting firm (the “independent consultant”). In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge, using data from Lipper Inc. and/or Morningstar Inc., independent providers of investment company data (together, “Broadridge”). The Trustees’ independent consultant also provided additional quantitative and statistical analyses of certain Funds, including risk and performance return assessments as compared to the Funds’ objectives, benchmarks, and peers. Before voting on the Advisory Agreements, the Trustees reviewed the Advisory Agreements with representatives of the Adviser, counsel to the Funds, and independent legal counsel to the Trustees, and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the Advisory Agreements. The Trustees also discussed the Advisory Agreements with independent legal counsel in executive sessions at which no representatives of the Adviser were present.
A summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement is provided below. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. The Trustees considered information provided with respect to the Funds throughout the year, as well as materials furnished specifically in connection with the annual review process. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.
After considering and weighing the factors and information they had received, the Trustees found that the compensation to be received by the Adviser from each Fund under the applicable Advisory Agreement was fair and reasonable under the circumstances, and determined that the continuance of each Advisory Agreement was in the best interests of each Fund and its shareholders.
Nature, Extent and Quality of Services Provided by the Adviser
The Trustees received and considered information regarding the nature, extent and quality of services provided to each Fund under the applicable Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. Among other things, the Trustees considered:
•
The background and experience of the Adviser’s senior management and investment personnel, including personnel changes, if any;
•
The qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund, including personnel changes, if any;
•
The investment strategy for each Fund, and the infrastructure supporting the portfolio management teams;
•
Information about the structure and distribution strategy for each Fund and how it fits within the Adviser’s other fund offerings within the J.P. Morgan Funds complex;

•
The administration services provided by the Adviser in its role as Administrator;
•
Their knowledge of the nature and quality of the services provided by the Adviser and its affiliates gained from their experience as Trustees of the Funds and in the financial industry generally;
•
The overall reputation and capabilities of the Adviser and its affiliates;
•
The commitment of the Adviser to provide high quality service to the Funds;
•
Their overall confidence in the Adviser’s integrity; and
•
The Adviser’s responsiveness to requests for additional information, questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.
Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.
Costs of Services Provided and Profitability to the Adviser and its Affiliates
The Trustees received and considered information regarding the profitability to the Adviser and its affiliates from providing services to each Fund. The Trustees reviewed and discussed this information. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser and reviewed with the Board. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, and taking into consideration the factors noted above, the Trustees concluded that the profitability to the Adviser under each Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund.
The Trustees also considered that JPMorgan Distribution Services, Inc. (“JPMDS”), an affiliate of the Adviser, and the Adviser earn fees from the Funds for providing shareholder and administration services, respectively. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor, and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Adviser (although they are retained by JPMDS in certain instances). The Trustees also considered the fees earned by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Adviser, for custody, fund accounting and other related services for each Fund, and the profitability of the arrangements to JPMCB.
Fall-Out Benefits
The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds. The Trustees considered that the J.P. Morgan Funds' operating accounts are held at JPMCB, which, as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable. The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients, including benefits that may be received by the Adviser and its affiliates in connection with the Funds’ potential investments in other funds advised by the Adviser. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser, as well as the Adviser’s use of affiliates to provide other services and the benefits to such affiliates of doing so. The Trustees also considered the benefit to the Adviser and its affiliates from allocating client assets to the Funds.
Economies of Scale
The Trustees considered the extent to which the Funds may benefit from potential economies of scale. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Funds and those realized by the Adviser as assets increase. The Trustees considered the extent to which the Funds were priced to scale and whether it would be appropriate to add advisory fee breakpoints. The Trustees noted certain Funds with contractual expense limitations and fee waivers (“Fee Caps”), which allow a Fund’s shareholders to share potential economies of scale from a Fund’s inception, prior to reaching scale. The Trustees also noted that certain other Funds that had achieved scale as asset levels had increased no longer had Fee Caps in place for some or all of their share classes, but shared economies of scale through lower average expenses. The Trustees noted that the fees remain fair and reasonable relative to peer funds. The Trustees considered the benefits to the Funds of the use of an affiliated distributor and custodian, including the ability to rely on existing infrastructure supporting distribution, custodial and transfer agent services and the ability to negotiate competitive fees for the Funds. The Trustees further considered the Adviser's and JPMDS's ongoing investments in their business in support of the Funds, including the Adviser's and/or JPMDS's investments in trading systems, technology (including improvements to the J.P. Morgan Funds’ website, and cybersecurity improvements), retention of key talent, and regulatory support enhancements. The Trustees concluded that the current fee structure for each Fund, including any Fee Caps the Adviser has in place that serve to limit the overall net expense ratios of each Fund at competitive levels, was reasonable. The Trustees concluded that, for Funds with Fee Caps in place for some or all of their share classes, the relevant Fund’s shareholders received the benefits of potential economies of scale through the Fee Caps and, for Funds that achieved scale and no longer had Fee Caps in place for some or all of their share classes, the relevant Fund’s shareholders benefited from lower average expenses resulting from increased assets. The Trustees also concluded that all Funds benefited from the Adviser’s reinvestment in its operations to serve the Funds and their shareholders. The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Funds.
Independent Written Evaluation of the Funds’ Senior Officer
The Trustees noted that, upon their direction, the Senior Officer for the International Equity Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. In determining whether to continue the Advisory Agreements, the Trustees considered the Senior Officer’s report.
Fees Relative to Adviser’s Other Clients
The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including, to the extent applicable, institutional separate accounts, collective investment trusts, other registered investment companies and/or private funds sub-advised by the Adviser, for investment management styles substantially similar to that of each Fund. The Trustees considered the complexity of investment management for registered investment companies relative to the Adviser’s other clients and noted differences, as applicable, in the fee structure and the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered investment company involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to each Fund. The Trustees also noted that the adviser, not the applicable registered investment company, typically bears the sub-advisory fee and that many responsibilities related to the advisory function are typically retained by the primary adviser. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.
Investment Performance
The Trustees receive and consider information about each Fund’s performance throughout the year. In addition, the Trustees received and considered absolute and/or relative performance information for the Funds in a report prepared by Broadridge. The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe comprised of funds’ selected share classes with the same Broadridge investment classification and objective (the “Universe”), by total return for the applicable one-, three- and five-year periods. The Trustees reviewed a description of Broadridge’s methodology for selecting mutual funds in each Fund’s Universe and noted that Universe quintile rankings were not calculated if the number of funds in the Universe did not meet a predetermined minimum. The Trustees also considered enhancements to the methodology employed by Broadridge for identifying funds in the Peer Groups for Class I shares, based upon discussions with the Adviser, Broadridge and certain Trustees in advance of, and in preparation for, the June meeting. The Broadridge materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Adviser and the Trustees’ independent consultant and also considered the special analysis prepared for certain Funds by the Trustees’ independent consultant. The Trustees also engaged with the Adviser to consider what steps might be taken to improve performance, as applicable. The Broadridge performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative classes are summarized below:
The Trustees noted that the Developed International Value Fund’s performance for Class A and Class I shares was in the second, first and third quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustee noted that performance for Class R6 shares was in the second, first, and second quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions, and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the Emerging Markets Equity Fund’s performance for Class A, Class I and Class R6 shares was in the fifth, fifth and second quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances. The Trustees requested, however, that the Fund’s Adviser provide additional Fund performance information to be reviewed with members of the Equity Committee at each of their regular meetings over the course of the next year.
The Trustees noted that the Emerging Markets Research Enhanced Equity Fund’s performance for Class I shares was in the fourth and third quintiles of the Universe for the one- and three-year periods ended December 31, 2023, respectively. The Trustees noted that performance for Class R6 shares was in the fourth, third and fourth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances. The Trustees requested, however, that the Fund’s Adviser provide additional Fund performance information to be reviewed with members of the Equity Committee at each of their regular meetings over the course of the next year.
The Trustees noted that the Europe Dynamic Fund’s performance for both Class A and Class I shares was in the fourth, second and third quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees noted that performance for Class R6 shares was in the third, second and second quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the International Equity Fund’s performance for Class A shares was in the second, third and second quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees noted that performance for Class I shares was in the second, fourth and second quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees noted that performance for Class R6 shares was in the second, third and first quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the International Focus Fund’s performance for Class A shares was in the second, fourth and second quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees noted that the performance for both Class I and Class R6 shares was in the third, fifth and second quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions, and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the International Hedged Equity Fund’s performance for Class A shares was in the fourth and third quintiles of the Universe for the one- and three-year periods ended December 31, 2023, respectively. The Trustees noted that the performance for both Class I and Class R6 shares was in the fifth and fourth quintiles of the Universe for the one- and three-year periods ended December 31, 2023, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions, and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
Advisory Fees and Expense Ratios
The Trustees considered the contractual advisory fee rate and administration fee rate paid by each Fund to the Adviser and compared the combined rate to the information prepared by Broadridge concerning management fee rates paid by other funds’ selected share classes in the Universe, as well as a subset of funds within the Universe (the “Peer Group”). The Trustees recognized that Broadridge reported each Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund, and noted that Universe and Peer Group quintile rankings were not calculated if the number of funds in the Universe and/or Peer Group did not meet a predetermined minimum. For each Fund that had a Fee Cap in place, the Trustees considered the net advisory fee rate and net expense ratio for each share class, as applicable, taking into account any waivers and/or reimbursements. The Trustees recognized that it can be difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of each Fund’s advisory fees and expense ratios for certain representative classes are summarized below:
The Trustees noted that the Developed International Value Fund’s net advisory fee and actual total expenses for Class A and Class R6 shares were in the first quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class I shares was in the first quintile of both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the second and first quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Emerging Markets Equity Fund’s net advisory fee for Class A shares was in the second quintile of the both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the second and first quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class I shares was in the second and third quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class I shares were in the second quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class R6 shares was in the first and third quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class R6 shares were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Emerging Markets Research Enhanced Equity Fund’s net advisory fee and actual total expenses for Class I and Class R6 shares were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Europe Dynamic Fund’s net advisory fee for the Class A shares was in the second and third quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class A shares were in the first quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee and actual total expenses for Class I shares were in the second quintile of the Universe. Broadridge did not calculate quintile rankings for the Peer Group for Class I shares of this Fund due to the limited number of funds in the Peer Group. The Trustees noted that the net advisory fee for Class R6 shares was in the second quintile of both the Peer Group and Universe, and that the actual total expenses for Class R6 shares were in the second and first quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the International Equity Fund’s net advisory fee and actual total expenses for Class A and Class R6 shares were in the first quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class I shares was in the first quintile of both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the first and second quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the International Focus Fund’s net advisory fee for Class A shares was in the second quintile of both the Peer Group and Universe, and that actual total expenses for Class A shares were in the first quintile of both the Peer Group and Universe. The Trustees noted that both the net advisory fee and actual total expenses for Class I shares were in the first and second quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the second quintile of both the Peer Group and Universe, and that the actual total expenses for Class R6 shares were in the second and first quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the International Hedged Equity Fund’s net advisory fee and actual total expenses for Class A and Class R6 shares were in the first quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class I shares was in the first quintile of both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the first and second quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Refer to Item 7.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Code of Ethics applicable to its Principal Executive and Principal Financial Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2), exactly as set forth below:

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(1) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(2) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period.

Not applicable.

(b)	A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
January 3, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
January 3, 2025

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
January 3, 2025